                                          1933 Act File No. 33-21321
                                          1940 Act File No. 811-5536

                             SECURITIES AND EXCHANGE COMMISSION
                                    Washington, DC 20549

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   27   ....................         X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   25   ...................................         X

                                       HIBERNIA FUNDS

                     (Exact Name of Registrant as Specified in Charter)

                 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010
                          (Address of Principal Executive Offices)

                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                John W. McGonigle, Esquire,
                       Federated Investors Tower, 1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on December 27, 2002 pursuant to paragraph (b)
 _  60 days after filing pursuant to paragraph (a) (i)
    on                 pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     This  post-effective  amendment  designates  a  new  effective  date  for a previously filed post-effective amendment.

                                         Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, DC  20037

PROSPECTUS

DECEMBER 31, 2002

[Logo of Hibernia Funds]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund
Class A Shares
Class B Shares

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

PROSPECTUS

HIBERNIA FUNDS

Equity and Income Funds

HIBERNIA CAPITAL APPRECIATION FUND–CLASS A SHARES AND CLASS B SHARES
HIBERNIA LOUISIANA MUNICIPAL INCOME FUND–CLASS A SHARES AND CLASS B SHARES
HIBERNIA MID CAP EQUITY FUND–CLASS A SHARES AND CLASS B SHARES
HIBERNIA TOTAL RETURN BOND FUND
HIBERNIA U.S. GOVERNMENT INCOME FUND
Money Market Funds

HIBERNIA CASH RESERVE FUND—CLASS A SHARES AND CLASS B SHARES
HIBERNIA U.S. TREASURY MONEY MARKET FUND

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

DECEMBER 31, 2002

FUND GOALS, STRATEGIES,  PERFORMANCE AND RISKS

Hibernia Funds offer seven portfolios, including two equity funds, three income funds and two money market funds. The following describes the investment goals, strategies and principal risks of each Fund.
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in a Fund and there can be no assurance that a Fund will achieve its goal. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured or guaranteed by the Federal  Deposit Insurance Corporation, or any other government agency. An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation nor any government agency. Although money market funds seek to preserve the value of your investment at $1.00 per Share, it is possible to lose money by investing in a money  market fund.

1	HIBERNIA FUNDS

HIBERNIA CAPITAL APPRECIATION FUND

Goal
The Fund’s goal is to provide growth of capital and income.

Strategy
The Fund attempts to achieve its goal by investing primarily in a professionally managed, diversified portfolio of common stocks. The Adviser selects companies using traditional research techniques, including assessment of earnings and dividend growth prospects of the companies. Ordinarily, this investment management style focuses on companies with high revenue and dividend growth. However, other factors such as expected earnings and dividend growth and traditional valuation measures will also be considered. Under normal circumstances, at least 65% of the Fund’s portfolio will be invested in common stocks.
The Fund’s investment approach is based on the conviction that over the long term the economy will continue to expand and develop and that this economic growth will be reflected in the growth of the revenues and earnings of publicly held corporations. Given current market conditions of declining dividend yields, the Adviser will focus primarily on growth of capital with growth of income being of secondary importance.

Principal Risks
The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. Other principal risks of investing in the Fund include the risks related to investing for growth; the risks posed by the fact that growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse  market development.

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s Class A Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was (26.54)%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 23.22% (quarter ended December 31, 1998). Its lowest quarterly return was (14.13)% (quarter ended September 30, 2001).

HIBERNIA FUNDS	2

Average Annual Total Return Table
The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 500 Index (S&P 500), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

Class A	1 Year	5 Years	10 Years	Start of Performance[1]

Return Before Taxes	(14.76)%	9.51%	11.54%	N/A

Return After Taxes on Distributions[2]	(15.53)%	7.43%	9.03%	N/A

Return After Taxes on Distributions and Sale of Fund Shares[2]	(8.28)%	7.46%	8.75%	N/A

Class B

Return Before Taxes	(16.09)%	9.43%	N/A	8.92%

S&P 500	(11.88)%	10.70%	12.93%	N/A

1	The Fund’s Class B Shares start of performance date was December 2, 1996.
2
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

3	HIBERNIA FUNDS

HIBERNIA LOUISIANA MUNICIPAL INCOME FUND

Goal
The Fund’s goal is to provide current income which is generally exempt from federal regular income tax and the personal income taxes imposed by the state of Louisiana. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.)

Strategy
The Fund attempts to achieve its goal by investing in a portfolio primarily limited to Louisiana municipal securities. As a matter of policy, which cannot be changed without shareholder approval, the Fund will invest its assets so that, under normal circumstances, at least 80% of its annual interest income is exempt from federal regular and Louisiana state income taxes or at least 80% of its net assets are invested in obligations, the interest income from which is exempt from federal regular and Louisiana state income taxes. The Fund will generally purchase investment grade securities of a duration appropriate to current market conditions. In expected rising interest rate environments, the Adviser will generally choose securities of a shorter duration. In expected falling interest rate environments, the Adviser will generally choose securities of a longer duration.
As a matter of investment policy which may be changed without shareholder approval, at least 80% of the Fund’s total assets will be invested in Louisiana municipal securities.

Principal Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
The Fund is non-diversified. Compared to diversified mutual funds, it may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund’s Share price and performance.

HIBERNIA FUNDS	4

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by- year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s Class A Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 8.67%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 6.51% (quarter ended March 31, 1995). Its lowest quarterly return was (4.86)% (quarter ended March 31, 1994).

5	HIBERNIA FUNDS

Average Annual Total Return Table
The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers Ten Year Insured Bond Index (LB10I), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

Class A	1 Year	5 Years	10 Years	Start of Performance[1]

Return Before Taxes	1.26%	4.82%	5.92%	N/A

Return After Taxes on Distributions[2]	1.25%	4.71%	5.79%	N/A

Return After Taxes on Distributions and Sale of Fund Shares[2]	2.60%	4.82%	5.78%	N/A

Class B

Return Before Taxes	N/A	N/A	N/A	(7.41)%

LB10I	4.81%	6.10%	6.66%	N/A

1	The Fund’s Class B Shares start of performance date was November 15, 2001.
2
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

HIBERNIA FUNDS	6

HIBERNIA MID CAP EQUITY FUND

Goal
The Fund’s goal is total return.

Strategy
Under normal market conditions, the Fund intends to invest at least 80% of its total assets in equity securities of companies that, at the time of acquisition, have a market value capitalization ranging from $500 million to $10 billion. The Fund attempts to select companies whose potential for capital appreciation exceeds that of larger capitalization stocks commensurate with increased risk. The Fund’s Adviser will invest primarily in equity securities of companies with above-average earnings growth prospects or in companies where significant fundamental changes are taking place. These changes could include significant new products, services, or methods of distribution; restructuring or reallocating business; or significant share price appreciation.

Principal Risks
The value of equity securities in the Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. The Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund’s Share price may decline. The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company’s equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.
Because the Fund invests primarily in medium capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the medium capitalization sector of the U.S. equity market tend to be slightly more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor’s 500 Composite Price Index (S&P 500). This is because, among other things, medium-sized companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting slightly higher volatility, the stocks of medium-sized companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of medium-sized companies may decline in price as the price of large company stocks rises or vice versa. You should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500.
Other risks of investing in the Fund include the risks related to investing for growth; the risks posed by the fact that growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse  market development.

7	HIBERNIA FUNDS

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s Class A Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was (16.59)%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 24.63% (quarter ended December 31, 1998). Its lowest quarterly return was (15.07)% (quarter ended September 30, 2001).

HIBERNIA FUNDS	8

Average Annual Total Return Table
The Average Annual Total Returns for the Fund’s Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for Class A Shares to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Standard & Poor’s 400 Mid Cap Index (S&P 400), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged, and it is not possible to invest directly in an index.
(For the periods ended December 31, 2001)

Class A2	1 Year	Start of Performance[1]

Return Before Taxes	(11.86)%	8.90%

Return After Taxes on Distributions[3]	(11.97)%	8.31%

Return After Taxes on Distributions and Sale of Fund Shares[3]	(7.13)%	7.28%

Class B

Return Before Taxes	(13.48)%	8.90%

S&P 400	(0.60)%	10.95%

1	The Fund’s Class A and Class B Shares start of performance dates were July 12, 1998 and July 13, 1998, respectively.
2
The Fund’s Class A Shares is the successor to a common trust fund (CTF) managed by the Advisor. At the commencement of operations for Class A Shares, the CTF’s assets were transferred to the Fund in exchange for Class A shares. The CTF was not registered under the Investment Company Act of 1940 (“1940 Act”) and is therefore not subject to the restrictions under the 1940 Act. If the CTF had been registered under the 1940 Act, return before taxes, return after taxes on distributions and return after taxes on distributions and sales of Class A Shares would have been disclosed below.

3
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

9	HIBERNIA FUNDS

HIBERNIA TOTAL RETURN BOND FUND

Goal
The Fund’s goal is to maximize total return.

Strategy
The Fund attempts to achieve its goal by investing in a diversified portfolio of investment grade U.S. government, mortgage backed, asset backed and corporate securities, as well as collateralized mortgage obligations. Under normal circumstances, the Fund will attempt to invest at least 80% of its assets in bonds. The Adviser allocates the Fund’s portfolio among business sectors and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of the maturity and the duration of portfolio securities. The Fund may invest in securities of any duration although generally, under normal conditions, the Fund’s average duration would tend toward the overall U.S. market average which is roughly 4.85 years at present. The Fund will attempt to achieve the capital appreciation component of total return by manipulating the duration of the portfolio, within certain parameters, in response to expected changes in interest rates.

Principal Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
Other factors that may affect the Fund’s returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risk of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s total return for the nine-month period from January 1, 2002 to September 30, 2002 was 9.63%
Within the period shown in the bar chart, the Fund’s highest quarterly return was 6.10% (quarter ended June 30, 1995). Its lowest quarterly return was (3.16)% (quarter ended December 31, 2001).

HIBERNIA FUNDS	10

Average Annual Total Return Table
The Average Annual Total Returns for the Fund’s Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Salomon Brothers Broad Investment Grade Bond Index (SBBIGBI), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	5 Years	Start of Performance[1]

Fund

Return Before Taxes	1.25%	4.95%	5.52%

Return After Taxes on Distributions[2]	(1.00)%	2.53%	3.10%

Return After Taxes on Distributions and Sale of Fund Shares[2]	0.76%	2.75%	3.20%

SBBIGBI	8.52%	7.44%	7.30%

1	The Fund’s start of performance date was November 2, 1992.
2
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

HIBERNIA U.S. GOVERNMENT INCOME FUND

Goal
The Fund’s goal is to provide current income.

Strategy
Current income includes, in general, discount earned on U.S. Treasury bills and agency discount notes, interest earned on all other U.S. government securities and mortgage-related securities, and short-term capital gains. The Fund attempts to achieve its investment objective by investing in investment grade securities which are guaranteed as to payment of principal and interest by the U.S. government or U.S. government agencies or instrumentalities. Under normal circumstances, at least 80% of the Fund’s total assets will be invested in such U.S. government securities. Under normal circumstances, the average duration of the Fund’s holdings will be 3-5 years. The Fund may also invest in corporate bonds, asset backed securities and certain privately issued mortgage-related securities, such as investment banking firms and companies related to the construction industry. The mortgage-  related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage- backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government.
The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be

11	HIBERNIA FUNDS

distributed by the Fund as income, and the capital portion will be reinvested.

Principal Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.
Other factors that may affect the Fund’s returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities. Risk of prepayment on asset backed and mortgage backed securities will also affect Fund returns.

Risk/Return Bar Chart and Table
The performance information shown below will help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
The Fund’s total return for the nine-month period from January 1, 2002 to September 30, 2002 was 7.76%
Within the period shown in the bar chart, the Fund’s highest quarterly return was 5.01% (quarter ended June 30, 1995). Its lowest quarterly return was (2.57)% (quarter ended March 31, 1994).

HIBERNIA FUNDS	12

Average Annual Total Return Table
The Average Annual Total Returns for the Fund’s Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The table also shows returns for the Salomon Brothers Medium Term Broad Index (SBMTBI), a broad-based market index. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in the Fund’s performance. The index is unmanaged and it is not possible to invest directly in an index.

(For the periods ended December 31, 2001)

	1 Year	5 Years	10 Years

Fund

Return Before Taxes	3.78%	5.87%	5.70%

Return After Taxes on Distributions[1]	1.48%	3.45%	3.12%

Return After Taxes on Distributions and Sale of Fund Shares[1]	2.26%	3.46%	3.24%

SBMTBI	8.73%	7.27%	6.97%

1
After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

HIBERNIA CASH RESERVE FUND

Goal
The Fund is a money market fund which seeks to maintain a stable net asset value (NAV) of $1.00 per Share. The Fund’s goal is current income consistent with stability of principal.

Strategy
The Fund’s portfolio consists of high quality money market instruments maturing in 397 days or less. As a matter of policy, which cannot be changed without shareholder approval, the average maturity of the securities in the Fund’s portfolio, computed on a dollar- weighted basis, will be 120 days or less. As a matter of operating policy, which may be changed without shareholder approval, the Fund will limit the average maturity of its portfolio to 90 days or less, in order to meet regulatory requirements. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations (NRSROs) or are of comparable quality to securities having such ratings. The Fund invests only in instruments denominated and payable in U.S. dollars.

Principal Risks
Even though the Fund is a money market fund that seeks to maintain a stable NAV it is possible to lose money by investing in the Fund.
Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund’s total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund’s portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios including credit risk to such finance companies and temporary demand and supply imbalances.

13	HIBERNIA FUNDS

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund’s Class A Shares total returns on a calendar year-end basis.
The Fund’s Class A Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.
The Fund’s Class A Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 0.79%.
Within the period shown in the bar chart, the Fund’s Class A Shares highest quarterly return was 1.41% (quarter ended December 31, 2000). Its lowest quarterly return was 0.38% (quarter ended December 31, 2001).

Average Annual Total Return Table
The following table represents the Fund’s Average Annual Total Returns for the calendar periods ended December 31, 2001.

	1 Year	5 Years	10 Years	Start of Performance[1]

Class A	3.35%	4.51%	4.12%	N/A

Class B	(2.93)%	N/A	N/A	2.73%

1	The Fund’s Class B Shares start of performance date was September 4, 1998.
The Fund’s Class A Shares and Class B Shares 7-Day Net Yield as of August 31, 2002, were 1.23% and 0.98%, respectively. You may call the Fund at 1-800-263-1078 for the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

HIBERNIA FUNDS	14

HIBERNIA U.S. TREASURY MONEY MARKET FUND

Goal
The Fund is a money market fund which seeks to maintain a stable NAV of $1.00 per Share. The Fund’s goal is current income consistent with stability of principal and liquidity.

Strategy
The Fund pursues its goal by investing in a portfolio of short-term U.S. Treasury obligations which are issued by the U.S. government and are fully guaranteed as to payment of principal and interest by the United States. The Fund invests only in short-term U.S. Treasury obligations maturing in 397 days or less. The average maturity of the U.S. Treasury obligations in the Fund’s portfolio, computed on a dollar-weighted basis, will be 90 days or less.

Principal Risks
Even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund.
Although the Fund invests in U.S. Treasury securities that are backed by the full faith and credit of the United States, Fund Shares, themselves, are not guaranteed or supported by the U.S. government.
While there is no assurance that the Cash Reserve Fund and U.S. Treasury Money Market Fund (together, the Money Market Funds) will achieve their respective investment goals, they endeavor to do so by following the strategies and policies described in this prospectus and by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market funds.

Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 NAV per Share. The bar chart shows the variability of the Fund’s total returns on a calendar year-end basis.
The Fund’s Shares are sold without a sales charge (load). The total returns displayed above are based upon NAV.
The Fund’s total return for the nine-month period from January 1, 2002 to September 30, 2002 was 0.83%.
Within the period shown in the bar chart, the Fund’s highest quarterly return was 1.45% (quarters ended September 30, 2000 and December 31, 2000). Its lowest quarterly return was 0.43% (quarter ended December 31, 2001).

15	HIBERNIA FUNDS

Average Annual Total Return Table

The following table represents the Fund’s Average Annual Total Returns for calender periods ended December 31, 2001.

Calendar Period	Fund

1 Year	3.36%

5 Years	4.56%

Start of Performance[1]	4.48%

1	The Fund’s start of performance date was July 16, 1993.
The Fund’s 7-Day Net Yield as of August 31, 2002 was 1.10%. You may call the Fund at 1-800-263-1078 for the current 7-Day Net Yield.
Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund’s investment risks are balanced by its potential returns.

HIBERNIA FUNDS	16

PRINCIPAL RISKS OF INVESTING IN A FUND

In addition to the risks set forth below that are specific to an investment in a particular Fund, there are risks common to all mutual funds.
For example, a Fund’s share price may decline and an investor could lose money. It is possible to lose money by investing in any of the Hibernia Funds. Also, there is no assurance that a Fund will achieve its investment goal.

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund	Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

Stock Market Risk[1]	✓		✓

Sector Risk[2]	✓	✓	✓	✓

Liquidity Risk[3]			✓

Investing for Growth[4]	✓		✓

Company Size Risk[5]			✓

Credit Risks[6]		✓		✓	✓	✓

Interest Rate Risk[7]		✓		✓	✓	✓	✓

Prepayment Risk[8]		✓		✓	✓

Call Risk[9]		✓		✓	✓

Tax Risks[10]		✓

Risks of Investing in Louisiana[11]		✓

1	The value of equity securities rise and fall.
2
Because issuers or companies providing credit enhancement with regard to a Fund’s securities may be concentrated in certain industry sectors, the creditworthiness of the Fund’s securities may be adversely affected by developments which adversely affect such sectors.

3	Limited trading opportunities for certain securities and the inability to sell a security at will could result in losses to a Fund.
4	Growth stocks in particular may experience a larger decline on a forecast of lower earnings, a negative fundamental development or an adverse market development.
5
The smaller the capitalization of a company, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records and are more likely to fail than companies with larger market capitalizations.

6	The possibility that an issuer will default on a security by failing to pay interest or principal when due.
7	Prices of fixed income securities rise and fall in response to interest rate changes.
8	When interest rates decline, unscheduled prepayments of principal could accelerate and require the Fund to reinvest the proceeds of the prepayments at lower interest rates.
9	A Fund’s performance may be adversely affected by the possibility that an issuer of a security held by a Fund may redeem the security prior to maturity at a price below its current market value.
10
Any failure of municipal securities invested in by a Fund to meet certain applicable legal requirements, or any proposed or actual changes in the federal or a state’s tax law, could adversely affect shareholders of a Fund.

11
Any economic, political, or regulatory developments affecting the value of the securities in the Fund’s portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Louisiana economy is heavily dependent upon energy prices, both oil and gas. Any adverse economic conditions or developments affecting the state of Louisiana or its municipalities could impact the Fund’s portfolio. Investing in Louisiana municipal securities which meet the Fund’s quality standards may not be possible if the state of Louisiana and its municipalities do not maintain their current credit ratings.

17	HIBERNIA FUNDS

WHAT ARE THE EQUITY AND INCOME FUNDS’ FEES AND EXPENSES?

EQUITY AND INCOME FUNDS

FEES AND EXPENSES

	Capital Appreciation Fund Class A Shares	Capital Appreciation Fund Class B Shares	Louisiana Municipal Income Fund Class A Shares	Louisiana Municipal Income Fund Class B Shares	Mid Cap Equity Fund Class A Shares	Mid Cap Equity Fund Class B Shares	Total Return Bond Fund	U.S. Government Income Fund

Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	4.50%	None	3.00%	None	4.50%	None	3.00%	3.00%

Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of offering price)	None	None	None	None	None	None	None	None

Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%[1]	None	5.50%[1]	None	5.50%[1]	None	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None	None	None	None

Exchange Fee	None	None	None	None	None	None	None	None

Annual Fund Operating Expenses (Before Waivers)[2]

(As a percentage of average net assets)

Management Fee[3]	0.75%	0.75%	0.45%	0.45%	0.75%	0.75%	0.70%	0.45%

Distribution (12b-1 Fee)[4]	0.25%	0.75%	0.25%	0.75%	0.25%	0.75%	0.25%	0.25%

Shareholder Services Fee	None	0.25%	None	0.25%	None	0.25%	None	None

Other Expenses	0.23%	0.23%	0.34%	0.37%	0.57%	0.57%	0.36%	0.30%

Total Annual Fund Operating Expenses	1.23%	1.98%[5]	1.04%	1.82%[5]	1.57%	2.32%[5]	1.31%	1.00%

1	The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See “What Shares Cost—Sales Charge When You Redeem.”
2
Although not contractually obligated to do so, the Adviser and distributor waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended August 31, 2002.

Total Waiver of Fund Expenses	0.00%	0.00%	0.33%	0.23%	0.00%	0.00%	0.30%	0.31%
Total Actual Annual Fund Operating Expenses (after waivers)	1.23%	1.98%	0.71%	1.59%	1.57%	2.32%	1.01%	0.69%
3
The Adviser voluntarily waived a portion of the management fee of Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund. The voluntary waiver can be terminated at any time. The management fee paid by Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund (after voluntary reduction) was 0.22%, 0.40%, and 0.24%, respectively, for the fiscal year ended August 31, 2002.

4
The distribution (12b-1) fee for Louisiana Municipal Income Fund Class A Shares and U.S. Government Income Fund has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by the Louisiana Municipal Income Fund Class A Shares and U.S. Government Income Fund (after voluntary reduction) was 0.15% for both Funds for the year ended August 31, 2002.

5
After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the 15th of the following month. Class A Shares incur lower operating expenses than Class B Shares.

HIBERNIA FUNDS	18

EXAMPLE
This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeemed all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that the Funds’ operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Expenses assuming redemption

Capital Appreciation Fund—Class A Shares	$570	$823	$1,095	$1,872

Capital Appreciation Fund—Class B Shares	$751	$1,021	$1,268	$2,113

Louisiana Municipal Income Fund— Class A Shares	$403	$621	$857	$1,533

Louisiana Municipal Income Fund— Class B Shares	$735	$973	$1,185	$1,933

Mid Cap Equity Fund—Class A Shares	$603	$923	$1,267	$2,233

Mid Cap Equity Fund—Class B Shares	$785	$1,124	$1,440	$2,468

Total Return Bond Fund	$429	$703	$997	$1,832

U.S. Government Income Fund	$399	$609	$836	$1,488

Expenses assuming no redemption

Capital Appreciation Fund—Class B Shares	$201	$621	$1,068	$2,113

Louisiana Municipal Income Fund— Class B Shares	$185	$573	$985	$1,933

Mid Cap Equity Fund—Class B Shares	$235	$724	$1,240	$2,468

19	HIBERNIA FUNDS

WHAT ARE THE MONEY MARKET FUNDS’ FEES AND EXPENSES?

MONEY MARKET FUNDS

FEES AND EXPENSES

	Cash Reserve Fund Class A Shares	Cash Reserve Fund Class B Shares	US Treasury Money Market Fund

Shareholder Transaction Expenses

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)	None	None	None

Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)	None	None	None

Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)	None	5.50%[1]	None

Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None

Exchange Fee	None	None	None

Annual Fund Operating Expenses (Before Waivers)[2]

(As percentage of average net assets)

Management Fees[3]	0.40%	0.40%	0.40%

Distribution (12b-1 fee)[4]	0.25%	0.75%	0.25%

Shareholder Services Fee	None	0.25%	None

Other Expenses	0.25%	0.25%	0.22%

Total Annual Fund Operating Expenses	0.90%	1.65%[5]	0.87%

1	The contingent deferred sales charge is 5.50% in the first year, declining to 1.00% in the sixth year and then 0.00% thereafter. See “What do Shares Cost—Sales Charge When You Redeem.”
2
Although not contractually obligated to do so, the adviser and distributor waived certain amounts. These are shown below along with the net expenses the Funds actually paid for the fiscal year ended August 31, 2002.

Total Waiver of Fund Expenses	0.06%	0.35%	0.25%
Total Actual Annual Fund Operating Expenses (after waivers)	0.84%	1.30%	0.62%
3
The Adviser voluntarily waived a portion of the management fee of Cash Reserve Fund. The voluntary waiver can be terminated at any time. The management fee paid by Cash Reserve Fund (after the voluntary reduction) was 0.36% for the fiscal year ended August 31, 2002.

4
The distribution (12b-1) fee for Cash Reserve Fund’s Class A Shares and Class B Shares has been voluntarily reduced. This voluntary reduction can be terminated at any time. The distribution (12b-1) fee paid by Cash Reserve Fund’s Class A Shares and Class B Shares (after the voluntary reduction) were 0.23% and 0.44%, respectively. Under Rule 12b-1 distribution plans, U.S. Treasury Money Market Fund can pay the distributor up to 0.25% as a 12b-1 fee. The U.S. Treasury Money Market Fund did not pay or accrue the distribution (12b-1) fee during the fiscal year ended August 31, 2002. The U.S. Treasury Money Market Fund has no present intention of paying or accruing the distribution (12b-1) fee for the fiscal year ending August 31, 2003.

5
After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the 15th of the following month. Class A Shares incur lower operating expenses than Class B Shares.

HIBERNIA FUNDS	20

EXAMPLE
This Example is intended to help you compare the cost of investing in each of the Funds with the cost of investing in other funds. The Example assumes that you invest $10,000 in each of the Funds for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that each of the Funds’ operating expenses are before waivers as shown in the table and remain the same. Wire-transferred redemption of less than $5,000 may be subject to additional fees. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Expenses assuming redemption

Cash Reserve Fund— Class A Shares	$92	$287	$498	$1,108

Cash Reserve Fund— Class B Shares	$718	$920	$1,097	$1,754

U.S. Treasury Money Market Fund	$89	$278	$482	$1,073

Expenses assuming no redemption
Cash Reserve Fund— Class B Shares	$168	$520	$897	$1,754

21	HIBERNIA FUNDS

PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST

■	The Capital Appreciation Fund and the Mid Cap Equity Fund invest principally in equity securities including common stocks.
■	The Louisiana Municipal Income Fund invests principally in tax exempt securities including general obligation bonds and special revenue bonds.
■
The Total Return Bond Fund invests principally in fixed income securities including treasury securities and corporate debt securities in addition to mortgage backed securities, collateralized mortgage obligations and asset backed securities.

■	The U.S. Government Income Fund invests principally in fixed income securities including treasury securities and agency securities in addition to collateralized mortgage obligations.
■	The Cash Reserve Fund invests principally in fixed income securities including corporate debt securities, commercial paper and demand instruments in addition to repurchase agreements.
■	The U.S. Treasury Money Market Fund invests principally in fixed income securities including treasury securities in addition to repurchase agreements.
Following are descriptions of each of these principal types of investments.

EQUITY SECURITIES
Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer’s business. The following describes the types of equity securities in which the Funds invest as noted immediately above.

Common Stocks
Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.
A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
The following describes the types of fixed income securities in which the Funds invest.

Treasury Securities
Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities
Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other

HIBERNIA FUNDS	22

GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.
The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.

CORPORATE DEBT SECURITIES
Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.
In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

COMMERCIAL PAPER
Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments
Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

MORTGAGE BACKED SECURITIES
Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.
Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass- through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Collateralized Mortgage Obligations (CMOs)
CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage

23	HIBERNIA FUNDS

backed securities. This creates different prepayment and interest rate risks for each CMO class.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

TAX EXEMPT SECURITIES
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment. Louisiana Municipal Income Fund invests in debt obligations, including industrial development bonds, issued on behalf of the state of Louisiana, its political subdivisions or agencies and debt obligations issued by or on behalf of any state, territory or possession of the United States, including the District of Columbia, or any political subdivision or agency of any of these.
Louisiana municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.
Louisiana municipal securities include industrial development and pollution control bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.
The interest from the municipal securities in which the Louisiana Municipal Income Fund invests is, in the opinion of bond counsel for the issuers, or in the opinion of officers of Hibernia Funds and/or the investment adviser to the Fund, exempt from both federal regular income tax and the personal income tax imposed by the state of Louisiana. (Municipal securities not issued by the state of Louisiana, its political subdivisions or agencies, which may generate interest income subject to the Louisiana personal income tax, may also be purchased by the Fund.)

General Obligation Bonds
General obligation bonds are supported by the issuer’s power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer’s authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds
Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality’s general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

SPECIAL TRANSACTIONS

Repurchase Agreements
Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase

HIBERNIA FUNDS	24

agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
A Fund’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
Repurchase agreements are subject to credit risks.

Temporary Defensive Investments
During times of unusual market conditions, for defensive purposes and to maintain liquidity, Capital Appreciation Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund may invest in cash and money market instruments, such as the following:
■
prime commercial paper (rated A-2 or above by Standard & Poor’s (S&P), Prime-2 or above by Moody’s Investors Service (Moody’s), or F-2 or above by Fitch Ratings (Fitch)) and Europaper (rated A-2 or above or Prime-2 or above). In the case where commercial paper or Europaper has received different ratings from different NRSROs, such commercial paper or Europaper is an acceptable temporary investment so long as at least one rating is one of the preceding high-quality ratings and provided the Adviser has determined that such investment presents minimal credit risks;

■
instruments of domestic and foreign banks and savings associations having capital, surplus, and undivided profits of over $100 million or if the principal amount of the instrument is insured by the FDIC or the Savings Association Insurance Fund (“SAIF”). These instruments include certificates of deposit, demand and time deposits, savings shares, ECDs, ETDs, Canadian Time Deposits, and bankers’ acceptances;

■	securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities;
■	repurchase agreements; and
■	other short-term money market instruments which are not rated but are determined by the Adviser to be of comparable quality to the other temporary obligations in which the Funds may invest.
Louisiana Municipal Income Fund may, from time to time, on a temporary basis, or when the Adviser determines that market conditions call for a temporary defensive posture, invest in short-term tax-exempt or taxable temporary investments. These temporary investments include: notes issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; other debt securities; commercial paper; certificates of deposit of banks; and repurchase agreements. Louisiana Municipal Income Fund has no rating requirements applicable to temporary investments. However, the investment adviser will limit temporary investments to those it considers to be of high quality. Although the Fund is permitted to make taxable, temporary investments, there is no current intention of generating income subject to federal regular income tax.
For defensive purposes only, Total Return Bond Fund may also invest in acceptable investments of the Fund with short-term maturities.
Funds employing defensive tactics may not attain their stated goal relative to the period during which such tactics are employed.

INVESTMENT RATINGS
The Adviser will determine whether a security is investment grade based upon the credit ratings given by one or more NRSRO. For example, S&P, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment that the

25	HIBERNIA FUNDS

security is comparable to investment grade. The U.S. Government Income Fund may invest in corporate bonds rated A or better by S&P, Moody’s or Fitch. The Louisiana Municipal Income Fund and Total Return Bond Fund each invest in securities rated Baa or better by Moody’s or BBB or better by S&P or Fitch.
Money market instruments and commercial paper in which the Funds normally invest are rated A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody’s or F-1 or F-2 by Fitch.
The notes, warrants, rights and convertible securities in which the Funds invest are rated at least BBB by S&P or Fitch, or at least Baa by Moody’s, or if not rated, are determined by the Adviser to be of comparable quality.
The securities in which the Cash Reserve Fund invests must be rated in the highest short-term rating categories by one or more NRSROs or be of comparable quality to securities having such ratings. The Fund has been rated AAAm by Moody’s and in the highest class of acceptable investments by the National Association of Insurance Companies.
If a security loses its rating or has its rating reduced after a Fund purchases it, the Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

INDUSTRY CONCENTRATION
As previously stated, the Cash Reserve Fund may invest 25% or more of its assets in commercial paper and variable rate demand notes. Generally, in excess of 50% of the total assets of the Fund will be invested in commercial paper and variable rate demand notes. Commercial paper issued by finance companies will comprise more than 25% of the Fund’s total assets, unless the Fund is in a temporary defensive position as a result of economic conditions. These policies may not be changed without shareholder approval. Concentration of the Fund’s portfolio in such obligations may entail additional risks which are not encountered by funds with more diversified portfolios including credit risk to such finance companies and temporary demand and supply imbalances.

PORTFOLIO TURNOVER
The Capital Appreciation Fund, Mid Cap Equity Fund and Total Return Bond Fund actively trade portfolio securities in an attempt to achieve their respective goal. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund’s trading costs and may have an adverse impact on the Fund’s performance.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN A FUND?

STOCK MARKET RISKS
■
The value of equity securities in a Fund’s portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund’s portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund’s Share price may decline.

■
The Adviser attempts to manage market risk by limiting the amount a Fund invests in each company’s equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

SECTOR RISKS
■
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund’s portfolio holdings to a particular sector, the Fund’s performance will be more susceptible to any economic, business or other developments which generally affect that sector.

HIBERNIA FUNDS	26

LIQUIDITY RISKS
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

RISKS RELATED TO INVESTING FOR GROWTH
■
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

RISKS RELATED TO COMPANY SIZE
■
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

■
Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

INTEREST RATE RISKS
■
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

■
Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS
■	Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money.
■
Many fixed income securities receive credit ratings from services such as S&P and Moody’s. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, a Fund must rely entirely upon the Adviser’s credit assessment.

■
Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

■
Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

27	HIBERNIA FUNDS

■	Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

PREPAYMENT RISKS
■
Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
■
Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

CALL RISKS
■
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

■	If a fixed income security is called, a Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

TAX RISKS
■
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Louisiana Municipal Income Fund to shareholders to be taxable.

■	Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

RISKS OF INVESTING IN LOUISIANA MUNICIPAL INCOME FUND
Yields on Louisiana municipal securities depend on a variety of factors, including: the general conditions of the money market and the taxable and municipal security markets; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue. The ability of Louisiana Municipal Income Fund to achieve its goal also depends on the continuing ability of the issuers of Louisiana municipal securities to meet their obligations for the payment of interest and principal when due.
Further, the Louisiana economy is predominated by oil and gas; both the exploration and production. Any adverse economic conditions or developments affecting these industries, the state of Louisiana or its municipalities could impact Louisiana Municipal Income Fund’s portfolio. Investing in Louisiana municipal securities which meet Louisiana Municipal Income Fund’s quality standards may not be possible if the state of Louisiana

HIBERNIA FUNDS	28

and its municipalities do not maintain their current credit ratings.
The Louisiana Municipal Income Fund may invest more than 25% of the value of its total assets in industrial development and pollution control bonds, which may result in more than 25% of the Fund’s total assets being invested in one industry. The Fund may also invest more than 25% of its assets in housing bonds, which are revenue bonds. Legislative actions at the state or federal level, changes in national or regional economic conditions, or changes in the quality of mortgages securing some housing bonds are some of the factors that could affect housing bonds.
Other factors that may affect the Fund’s returns include bond defaults or increase in the risk of defaults, or early redemptions of portfolio securities.

Non-diversification
The Louisiana Municipal Income Fund is a non-diversified investment company. An investment in the Fund, therefore, may entail greater risk than would exist in a diversified investment company because the higher percentage of investments across fewer issuers could result in greater fluctuation in the total market value of the Fund’s portfolio. Any economic, political, or regulatory developments affecting the value of the securities in the Fund’s portfolio could have a greater impact on the total value of the portfolio than would be the case if the portfolio were diversified among more issuers. The Fund will attempt to minimize the risks associated with a non-diversified portfolio by limiting, with respect to 75% of the Fund’s total assets, investments in one issuer to not more than 10% of the value of its total assets. The total amount of the remaining 25% of the value of the Fund’s total assets could be invested in a single issuer, but only if the investment adviser believes such a strategy to be prudent. In addition, the Fund intends to comply with Subchapter M of the Internal Revenue Code. This undertaking requires that at the end of each quarter of the taxable year, the aggregate value of all investments in any one issuer (except U.S. government obligations, cash, and money market instruments) which exceed 5% of the Fund’s total assets, not exceed 50% of the value of the Fund’s total assets.

WHAT DO SHARES COST?

You can purchase, redeem, or exchange Shares any day the New York Stock Exchange (NYSE) is open. When the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund (collectively, the Equity and Income Funds) receive your transaction request in proper form (as described in this prospectus), it is processed at the next calculated NAV plus any applicable front-end sales charge (public offering price). From time to time a Fund may purchase foreign securities that trade on foreign markets on days the NYSE is closed. Thus, the value of a Fund’s assets may change on days you cannot purchase or redeem Shares. NAV of the Equity and Income Funds is determined at the end of regular trading (normally 3:00 p.m. Central time) each day the NYSE is open.
The Capital Appreciation Fund and Mid Cap Equity Fund generally value equity securities according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market).
The Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund generally value fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.
The Cash Reserve Fund and U.S. Treasury Money Market Fund (the Money Market Funds) attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always re -

29	HIBERNIA FUNDS

main at $1.00 per Share. The Money Market Funds do not charge a front-end sales charge. NAV of the Money Market Funds is determined at 11:00 a.m. (Central time) and as of the end of regular trading (normally 3:00 p.m. Central time) each day the NYSE is open.
Each of the Funds reserve the ability to modify, in response to and for the duration of any extraordinary circumstances, when the Funds will be open for purchase, exchange and redemption transactions and when the Funds will calculate NAV.
The minimum initial investment for each Fund is $1,000. With respect to the Money Market Funds, if the investment is in a retirement plan, the minimum initial investment is $250. Subsequent investments must be in amounts of at least $100. The Funds may choose to waive these minimum investment requirements for Hibernia National Bank or its affiliates and for directors and employees of Hibernia National Bank and the immediate family members of these individuals.
The following tables summarize the maximum sales charge that you will pay on an investment in a Fund. Keep in mind that investment professionals may also charge you fees for their services in connection with your Share transactions.

SALES CHARGE WHEN YOU PURCHASE
Class A Shares of Capital Appreciation Fund and Mid Cap Equity Fund are sold with a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

$0 - $99,999	4.50%	4.71%

$100,000 - $249,000	3.75%	3.90%

$250,000 - $499,000	2.50%	2.56%

$500,000 - $999,999	2.00%	2.04%

$1,000,000 +	0.00%*	0.00%

* For transactions in excess of $1,000,000, a commission may be paid. If such a commission has been paid, the shareholder will be charged a 1% contingent deferred sales charge on any redemptions within 24 months of such purchase.

Class A Shares of Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund are sold with a sales charge as follows:

Purchase Amount	Sales Charge as a Percentage of Public Offering Price	Sales Charge as a Percentage of NAV

$0 - $99,999	3.00%	3.09%

$100,000 - $249,000	2.75%	2.83%

$250,000 - $499,000	2.50%	2.56%

$500,000—$999,999	2.00%	2.04%

$1,000,000 +	0.00%*	0.00%

* For transactions in excess of $1,000,000, a commission may be paid. If such a commission has been paid, the shareholder will be charged a 1% contingent deferred sales charge on any redemptions within 24 months of such purchase.

If your investment qualifies for a reduction or elimination of the sales charge as described below, you or your investment professional should notify the Funds’ Distributor at the time of purchase. If the Distributor is not notified, you will receive the reduced sales charge only on additional purchases, and not retroactively on previous purchases.
The sales charge at purchase may be reduced or eliminated by:
■	purchasing Shares in greater quantities to reduce the applicable sales charge;
■	combining concurrent purchases of Shares:
–	by you, your spouse, and your children under age 21; or
–	of the same share class of two or more Funds (other than Money Market Funds);
■	accumulating purchases (in calculating the sales charge on an additional purchase, include the current value of previous Share purchases still invested in a Fund); or
■	signing a letter of intent to purchase a specific dollar amount of Shares within 13 months (call your investment professional or the Fund for more information).
A Fund may also permit purchases without a sales charge from time to time, at its own discretion.

HIBERNIA FUNDS	30

The sales charge will be eliminated when you purchase Shares:
■	within 30 days (within 120 days for IRA accounts) of redeeming Shares of an equal or greater amount of the same share class;
■	by exchanging shares from the same share class of another Fund (other than a Money Market Fund);
■	through wrap accounts or other investment programs where you pay the investment professional directly for services;
■	through investment professionals that receive no portion of the sales charge;
■	as a Trustee or employee of the Funds, the Adviser, the Distributor and their affiliates, and the immediate family members of these individuals; or
■	through the Trust Division of Hibernia National Bank or other affiliates of Hibernia, for Funds which are held in a fiduciary, agency, custodial or similar capacity;
■	of any Class A Shares in excess of $ 1,000,000.*

SALES CHARGE WHEN YOU REDEEM
Redemption proceeds of Class B Shares of Capital Appreciation Fund Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC).

Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund

Shares Held Up To	CDSC

1 year	5.50%

2 years	4.50%

3 years	4.00%

4 years	3.00%

5 years	2.00%

6 years	1.00%

7 years or more	0.00%

If your investment qualifies for elimination of the CDSC as described below, you or your investment professional should notify the Distributor at the time of redemption. If the Distributor is not notified, the CDSC will apply.
You will not be charged a CDSC when redeeming Class B Shares:
■	purchased with reinvested dividends or capital gains;
■	purchased within 30 days (120 days for an IRA account) of redeeming Shares of an equal or lesser amount;
■	that you exchanged into the same share class of another Hibernia Fund if the shares were held for the applicable CDSC holding period (other than a money market fund);
■	purchased through investment professionals who did not receive advanced sales payments;
■	if, after you purchase Shares, you become disabled as defined by the IRS;
■	if a Fund redeems your Shares and closes your account for not meeting the minimum balance requirement;
■	if your redemption is a required retirement plan distribution; or
■	upon the death of the last surviving shareholder of the account. The beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder of the account.
To keep the sales charge as low as possible, the Funds redeem your Shares in this order:
■	Shares acquired through the reinvestment of dividends and long-term capital gains;
■	Shares held for more than six full years from the date of purchase; and
■	Shares held for fewer than seven years on a first-in, first-out basis.
The CDSC is then calculated using the Share price at the time of purchase or redemption, whichever is lower.

CONVERSION FEATURE
Class B Shares include all Class B Shares which have been outstanding for less than the period ending eight years after the end of the month in which the share -

31	HIBERNIA FUNDS

holder’s order to purchase Class B Shares was accepted. At the end of this eight-year period, Class B Shares will automatically convert to Class A Shares of, as applicable, Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund or Cash Reserve Fund, in which case the Shares will be subject to a lower Rule 12b-1 distribution fee which is assessed on Class A Shares and will no longer be subject to a shareholder services fee. Such conversion will be on the basis of the relative NAV of the two classes, without the imposition of any sales charge, fee or other charge. This conversion is a non-taxable event. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution-related expenses. This conversion is a non-taxable event.
For purposes of conversion to Class A Shares, Class B Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares in a shareholder’s Fund account will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder’s Fund account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub- account will also convert to Class A Shares. Orders for $250,000 or more will be invested in Class A Shares instead of Class B Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently.

HOW ARE THE FUNDS SOLD?

The Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund each offer two Share classes: Class A Shares and Class B Shares, each representing interests in a single portfolio of securities. Total Return Bond Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund each offer a single class of Shares.
The Funds’ Distributor, Edgewood Services, Inc., markets the Funds’ Shares described in this prospectus to institutions or individuals, directly or through investment professionals. The Louisiana Municipal Income Fund may not be a suitable investment for retirement plans or for non-Louisiana taxpayers because it invests in Louisiana municipal securities.
When the Distributor receives marketing fees and sales charges, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12b-1 PLAN
The Funds (except U.S. Treasury Money Market Fund) have adopted a Rule 12b-1 Plan, which allows each Fund to pay fees for marketing and administrative services to the Distributor and investment professionals for the sale, distribution and customer servicing of a Fund’s Shares. Because these Funds pay marketing and administrative fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.
The Distributor may be paid a fee in an amount computed at an annual rate of up to 0.25% for Class A Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund, up to 0.25% for Shares of the Total Return Bond Fund, U.S. Government Income Fund and the U.S. Treasury Money Market Fund and up to 0.75% for Class B Shares of the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund of the average daily net assets of each class of Shares to finance

HIBERNIA FUNDS	32

any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan.

HOW TO PURCHASE SHARES

You may purchase Shares through Hibernia National Bank (HNB), Hibernia Investments, L.L.C. (HILLC) or an investment professional (broker/dealer). Shares of the Money Market Funds may be purchased directly from the Distributor. The Funds reserve the right to reject any request to purchase or exchange Shares.

THROUGH HILLC
■	You may call HILLC toll-free at 1-800-999-0426 to purchase Shares of all the Funds. Texas residents may purchase Shares only through HILLC.
Purchase orders for the Funds (except the Money Market Funds) are considered received when the appropriate Fund or its agent is notified of the purchase order. Purchase orders must be received by HNB or HILLC before 3:00 p.m. (Central time) and must be transmitted by HNB or HILLC to the appropriate Fund or its agent before 4:00 p.m. (Central time) in order for Shares to be purchased at that day’s public offering price.
Payment for Shares of the Money Market Funds may be made either by check or federal funds. Payment by check must be included with the order.
Purchase orders for the Money Market Funds are considered received after payment by check is converted into federal funds. When payment is made with federal funds, the order is considered received immediately. Payment by federal funds must be received before 11:00 a.m. (Central time) on the same day as the order to earn dividends for that day. Purchase orders for the Money Market Funds may still be placed after 11:00 a.m. (Central time) but payment for such orders by federal funds must be received before 2:00 p.m. (Central time) on the next business day and you will not earn dividends for that day. If your check does not clear, your purchase order will be canceled and you could be liable for any losses or fees the Funds or their transfer agent incurs.
Federal funds should be wired as follows:
Hibernia National Bank,
New Orleans, Louisiana
All requests must include:
■	Shareholder Name;
■	Fund Name and Share Class;
■	Title or name of account;
■	and Wire Order Number.
Shares cannot be purchased by wire on holidays or when the Federal Reserve is closed. On days in which the NYSE is open and the Federal Reserve is closed, transactions in the Money Market Funds are restricted. Money movement cannot occur when the Federal Reserve is closed.

THROUGH A BROKER/DEALER
■
You may place an order through brokers and dealers to purchase Shares of the Funds (except U.S. Treasury Money Market Fund and Class A Shares of Cash Reserve Fund). Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from HNB or HILLC, which forwards the request to the transfer agent.

■
Purchase requests through registered broker/dealers must be received by Hibernia National Bank or HILLC and transmitted to the Fund before 3:00 p.m. (Central time) in order for Shares to be purchased at that day’s public offering price.

SYSTEMATIC INVESTMENT PROGRAM
Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder’s checking account and invested in Fund Shares at the NAV next determined after an order is received, plus the applicable sales charge, if any. A shareholder of a Fund may apply for participation in this program through HNB or HILLC.

33	HIBERNIA FUNDS

HOW TO REDEEM AND EXCHANGE SHARES

You should redeem or exchange Shares:
■	directly from HNB or HILLC if you purchased Shares directly from one of them; or
■	through an investment professional if you purchased Shares through an investment professional.

DIRECTLY FROM HILLC

By Telephone
You may redeem or exchange Shares by calling HILLC at 1-800-999-0426, or the Fund once you have completed the appropriate authorization form (you may exchange Shares by calling the  Distributor directly).

Equity and Income Funds
If you call before the end of regular trading on the NYSE (normally 3:00 p.m. Central time) to redeem Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund or U.S. Government Income Fund, you will receive a redemption amount based on that day’s NAV. If you call after the end of regular trading on the NYSE to redeem Shares of such Funds, you will receive a redemption amount based upon the next calculated NAV.

Money Market Funds
If you call before 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the same day. If you call before 11:00 a.m. (Central time) you will not receive that day’s dividend.
If you call after 2:00 p.m. (Central time) to redeem from a Money Market Fund, your redemption will be wired to you the following business day. You will receive that day’s dividend.

By Mail
You may redeem or exchange Shares by mailing a written request to HNB or HILLC.

Equity and Income Funds
You will receive a redemption amount based on the next calculated NAV after the Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund or U.S. Government Income Fund receives your written request in proper form.

Money Market Funds
Your redemption request for a Money Market Fund will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.
Send requests by mail to:
HILLC
313 Carondelet Street
New Orleans, Louisiana 70130
All requests must include:
■	Shareholder Name;
■	Fund Name and Share Class, account number and account registration;
■	amount to be redeemed or exchanged;
■	signatures of all shareholders exactly as registered; and
■	if exchanging, the Fund Name and Share Class, account number and account registration into which you are exchanging.
Call your investment professional or HILLC at 1-800-999-0426 if you need special instructions.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption or exchange request to your investment professional by the end of regular trading on the NYSE (normally 3:00 p.m. Central time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional or its agent.

HIBERNIA FUNDS	34

Signature Guarantees
Signatures must be guaranteed if:
■	your redemption will be sent to an address other than the address of record;
■	your redemption will be sent to an address of record that was changed within the last 30 days;
■	a redemption is payable to someone other than the shareholder(s) of record; or
■	if exchanging (transferring) into another fund with a different shareholder registration.
A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record or wired to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind
Although the Funds intend to pay Share redemptions in cash, they reserve the right to pay the redemption price in whole or in part by a distribution of a Fund’s portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to five days:
■	to allow your purchase to clear;
■	during periods of market volatility; or
■	when a shareholder’s trade activity or amount adversely impacts a Fund’s ability to manage its assets.
You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in a Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE
Shareholders of any of the Funds are shareholders of Hibernia Funds. You may exchange Class A Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, and Cash Reserve Fund or Shares of Total Return Bond Fund, U.S. Government Income Fund, and U.S. Treasury Money Market Fund for Shares of each of the portfolios of Hibernia Funds through a telephone exchange program. Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund may be exchanged for another Hibernia Fund’s Class B Shares through a telephone exchange program.
To do this, you must:
■	ensure that the account registrations are identical;
■	you must exchange Shares having an NAV of at least $1,000; and
■	receive a prospectus for the Fund into which you wish to exchange.
When an exchange is made from a Fund with a front end sales charge to a Fund with no front end sales charge, the shares exchanged and acquired through reinvested dividends retain the character of the exchanged Shares for purposes of exercising further exchange privileges; thus, an exchange of such Shares for Shares of a Fund with a front end sales charge would be at NAV.
An exchange of Class B Shares for Class B Shares of another Hibernia Fund will not be subject to a CDSC. However, if the shareholder redeems the exchanged for Shares within six years of the original purchase of Class B Shares, a CDSC will be imposed. For purposes of computing the CDSC, the length of time the share -

35	HIBERNIA FUNDS

holder has owned Class B Shares will be measured from the date of original purchase and will not be affected by the exchange.
The Funds may modify or terminate the exchange privilege at any time. The Funds’ management or Adviser may determine from the amount, frequency and pattern of exchanges that a shareholder is engaged in excessive trading that is detrimental to the Funds and other shareholders. If this occurs, the Funds may terminate the availability of exchanges to that shareholder and may bar that shareholder from purchasing other Hibernia Funds.

SYSTEMATIC WITHDRAWAL PROGRAM (SWP)
You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the new account form or contact your investment professional, HNB or HILLC. Your account value must have a value of at least $10,000, other than retirement accounts, at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.
Generally, it is not advisable to continue to purchase Class A Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund or Shares of Total Return Bond Fund, or U.S. Government Income Fund subject to a sales charge while redeeming Shares using this program.

Systematic Withdrawal Program On Class B Shares
You will not be charged a CDSC on SWP redemptions if:
■	you redeem 12% or less of your account value in a single year;
■	you reinvest all dividends and capital gains distributions; and
■	your account has at least a $10,000 balance when you establish the SWP (You cannot aggregate multiple Class B Share accounts to meet this minimum balance.)
You will be subject to a CDSC on redemption amounts that exceed the 12% annual limit. In measuring the redemption percentage, your account is valued when you establish the SWP and then annually at calendar year-end. You can redeem monthly, quarterly, or semi-annually.

ADDITIONAL CONDITIONS

Telephone Transactions
The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates
The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases, redemptions and exchanges (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Capital Appreciation Fund and Mid Cap Equity Fund declare and pay any dividends quarterly to shareholders. The Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund declare and pay any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn

HIBERNIA FUNDS	36

a dividend. The Money Market Funds declare any dividends daily and pay them monthly to shareholders.
If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.
In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.
If you purchase Shares (other than Money Market Fund Shares) just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or HNB for information concerning when dividends and capital gains will be paid.
The Money Market Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. For all the Funds (except Louisiana Municipal Income Fund), Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in a Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.

Fund	Distributions are expected to be primarily

Capital Appreciation Fund	Capital Gains

Mid Cap Equity Fund	Capital Gains

Total Return Bond Fund	Dividends

U.S. Government Income Fund	Dividends

Cash Reserve Fund	Dividends

U.S. Treasury Money Market Fund	Dividends

With regard to the Louisiana Municipal Income Fund, it is anticipated that distributions will be primarily dividends that are exempt from federal income tax, although a portion of the Fund’s dividends may not be exempt. Dividends may be subject to state and local taxes, although the Fund’s dividends will be exempt from Louisiana state personal income tax to the extent they are derived from interest on obligations exempt from Louisiana personal income taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. It is likely that you will be required to include interest from a portion of the municipal securities owned by the Fund in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.
Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

WHO MANAGES THE FUNDS?

The Board of Trustees governs the Funds. The Board selects and oversees the Adviser, HNB. The Adviser manages the Funds’ assets, including buying and selling

37	HIBERNIA FUNDS

portfolio securities. The Adviser’s address is Hibernia National Bank, Attn: Hibernia Funds, P.O. Box 61540, New Orleans, Louisiana 70161.
HNB, a national bank organized in 1890, is a wholly owned subsidiary of Hibernia Corporation (“Hibernia”). HNB has acted as investment adviser to the Trust since its inception in 1988. In 2000, HNB established a separately identifiable division, Hibernia Asset Management (“HAM”), through which all of its investment advisory services are conducted. HAM is an investment adviser registered under The Investment Adviser’s Act of 1940. Through its subsidiaries and affiliates, Hibernia offers a full range of financial services to the public, including commercial lending, depository services, cash management, retail banking, mortgage banking, discount brokerage, investment counseling, international banking, and trust services.
Hibernia is the largest publicly traded national banking company headquartered in Louisiana, Texas, Oklahoma, Arkansas or Mississippi. Hibernia is a $16.7-billion-asset organization with 263 banking locations in 34 Louisiana parishes and 16 Texas counties. It is either first, second or third in deposit market share in 31 Louisiana parishes and seven Texas counties. Hibernia’s Louisiana markets represent approximately 82% of the state’s population and 86% of its deposits. Its statewide Louisiana deposit share is 23.3%. As of December 31, 2002, the Private Client Group of HNB had approximately $9 billion under administration of which it had investment discretion over $4 billion. As part of their regular banking operations, HNB may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of HNB. The lending relationship will not be a factor in the selection of securities.
John A. Cain became Capital Appreciation Fund’s portfolio manager in March 1995 and Mid Cap Equity Fund’s portfolio manager in June 1998. Mr. Cain is a Vice President of HNB and a portfolio manager for HAM. Mr. Cain has specialized in equity and balanced account management for Hibernia since May 1985. He has 40 years of investment management experience both in the brokerage and trust industries. He earned his B.B.A. from the University of Mississippi.
Jeffrey R. Tanguis has been Louisiana Municipal Income Fund’s portfolio manager since 1988 and portfolio manager of Total Return Bond Fund since 1995. Mr. Tanguis joined Hibernia in 1984 and is currently a Vice President of HNB and a portfolio manager for HAM. Mr. Tanguis received a B.S. from Louisiana State University.
Martin C. Sirera has been the portfolio manager of the U.S. Government Income Fund, Cash Reserve Fund and U.S. Treasury Money Market Fund since 1999. Mr. Sirera joined HNB in 1996 and is currently a Vice President of HNB and a portfolio manager for HAM responsible for monitoring and managing investment management agency accounts. Prior to joining Hibernia, Mr. Sirera was a portfolio manager for Regions Bank in Mobile, Alabama from October 1995 through March 1996. Before that, he was a portfolio manager for First NBC in New Orleans, Louisiana from January 1993 through September 1995. Mr. Sirera is a Chartered Financial Analyst and received his B.S. degree in Finance from the University of New Orleans.

ADVISORY FEES
The Adviser receives a monthly investment advisory fee at annual rates equal to percentages of the relevant Fund’s average net assets, as follows: Capital Appreciation Fund—0.75%; Louisiana Municipal Income Fund—0.45%; Mid Cap Equity Fund—0.75%; Total Return Bond Fund—0.70%; U.S. Government Income Fund—0.45%; Cash Reserve Fund and U.S. Treasury Money Market Fund—0.40%. The Adviser may voluntarily choose to waive a portion of its fee or reimburse a Fund for certain operating expenses.

HIBERNIA FUNDS	38

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The Financial Highlights will help you understand a Fund’s financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.
This information has been audited by Ernst & Young, LLP whose report, along with the Funds’ audited financial statements, is included in the Annual Report.

39	HIBERNIA FUNDS

[THIS PAGE INTENTIONALLY LEFT BLANK]

HIBERNIA FUNDS FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income

Capital Appreciation Fund—Class A Shares
1998	$22.38	0.08	1.09	1.17	(0.07)	(2.34)	—
1999	$21.14	0.01	7.73	7.74	(0.00)(3)	(2.79)	(0.02)(4)
2000	$26.07	(0.01)	4.50	4.49	—	(3.15)	—
2001	$27.41	0.02	(6.07)	(6.05)	—	(0.52)	—
2002	$20.84	0.04	(3.44)	(3.40)	(0.02)	(0.92)	—

Capital Appreciation Fund—Class B Shares
1998	$22.32	(0.06)	1.07	1.01	—	(2.34)	—
1999	$20.99	(0.16)	7.66	7.50	—	(2.79)	—
2000	$25.70	(0.18)	4.39	4.21	—	(3.15)	—
2001	$26.76	(0.18)	(5.87)	(6.05)	—	(0.52)	—
2002	$20.19	(0.11)	(3.31)	(3.42)	—	(0.92)	—

Louisiana Municipal Income Fund—Class A Shares
1998	$11.21	0.56	0.32	0.88	(0.57)	(0.05)	(0.00)(3)(4)
1999	$11.47	0.54	(0.54)	0.00	(0.54)	(0.08)	—
2000	$10.85	0.56	0.09	0.65	(0.55)	(0.10)	—
2001	$10.85	0.53(5)	0.50	1.03	(0.53)	(0.02)	—
2002	$11.33	0.51(6)	0.07(6)	0.58	(0.51)	(0.00)(3)	—

Louisiana Municipal Income Fund—Class B Shares
2002(7)	$11.36	0.34(6)	0.05(6)	0.39	(0.35)	(0.00)(3)	—

Mid Cap Equity Fund—Class A Shares
1998(9)	$10.00	(0.01)	(1.85)	(1.86)	—	—	—
1999	$8.14	(0.05)(5)	3.26	3.21	—	—	—
2000	$11.35	(0.05)	4.71	4.66	—	—	—
2001	$16.01	(0.03)	(2.12)	(2.15)	—	(1.29)	—
2002	$12.57	(0.02)	(1.01)	(1.03)	—	(0.08)	—

Mid Cap Equity Fund—Class B Shares
1998(9)	$10.00	(0.01)	(1.86)	(1.87)	—	—	—
1999	$8.13	(0.13)(5)	3.29	3.16	—	—	—
2000	$11.29	(0.11)	4.63	4.52	—	—	—
2001	$15.81	(0.11)	(2.13)	(2.24)	—	(1.29)	—
2002	$12.28	0.18	(1.26)	(1.08)	—	(0.08)	—

Total Return Bond Fund
1998	$9.99	0.58	0.35	0.93	(0.58)	(0.07)	(0.00)(3)(4)
1999	$10.27	0.58	(0.57)	0.01	(0.57)	(0.03)	—
2000	$9.68	0.59	(0.07)	0.52	(0.58)	—	—
2001	$9.62	0.57	0.56	1.13	(0.59)	—	—
2002	$10.16	0.52(5)(10)	—	0.52	(0.53)	—	—

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)	Amount is less than $0.01 per share.
(4)	These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.
(5)	Per share information based on average shares outstanding.
(6)
Effective September 1, 2001 the Hibernia Louisiana Municipal Income Fund
adopted the provisions of the American Institute of Certified Public
Accountants (AICPA) Audit and Accounting Guide for Investment companies and began accreting short and long term discounts on debt securities. For the period ended August 31, 2002 this change had no effect on net investment income per share or net realized and unrealized gain per share, but increased the ratio of net investment income to average net assets from
4.58% to 4.59% for Class A Shares

(See Notes which are an integral part of the Financial Statements)

41	HIBERNIA FUNDS

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(2.41)	$21.14	5.12%	1.21%	0.32%	—	$279,778	62%
(2.81)	$26.07	38.35%	1.22%	0.03%	—	$352,876	44%
(3.15)	$27.41	18.55%	1.20%	(0.04)%	—	$380,073	8%
(0.52)	$20.84	(22.37)%	1.21%	0.07%	—	$265,817	2%
(0.94)	$16.50	(17.18)%	1.23%	0.18%	—	$217,744	3%

(2.34)	$20.99	4.36%	1.96%	(0.44)%	—	$10,840	62%
(2.79)	$25.70	37.35%	1.98%	(0.73)%	—	$18,435	44%
(3.15)	$26.76	17.65%	1.95%	(0.79)%	—	$21,159	8%
(0.52)	$20.19	(22.93)%	1.96%	(0.68)%	—	$15,245	2%
(0.92)	$15.85	(17.83)%	1.98%	(0.57)%	—	$11,849	3%

(0.62)	$11.47	8.04%	0.66%	4.94%	0.08%	$98,711	24%
(0.62)	$10.85	(0.08)%	0.66%	4.77%	0.29%	$92,702	17%
(0.65)	$10.85	6.23%	0.67%	5.20%	0.33%	$93,684	12%
(0.55)	$11.33	9.79%	0.66%	4.83%	0.33%	$98,822	9%
(0.51)	$11.40	5.32%	0.71%	4.59%(6)	0.33%	$84,361	10%

(0.35)	$11.40	3.60%	1.59%(8)	3.76%(6)(8)	0.23%(8)	$2,824	10%

—	$8.14	(18.60)%	1.89%(8)	(0.48)%(8)	0.20%(8)	$13,422	1%
—	$11.35	39.43%	1.76%	(0.44)%	0.70%	$18,283	55%
—	$16.01	41.06%	1.72%	(0.35)%	0.23%	$26,171	32%
(1.29)	$12.57	(14.05)%	1.58%	(0.21)%	0.15%	$36,985	20%
(0.08)	$11.46	(8.27)%	1.57%	(0.51)%	—	$42,545	12%

—	$8.13	(18.70)%	2.76%(8)	(1.22)%(8)	0.17%(8)	$567	1%
—	$11.29	38.87%	2.51%	(1.21)%	0.63%	$1,990	55%
—	$15.81	40.04%	2.47%	(1.10)%	0.23%	$4,090	32%
(1.29)	$12.28	(14.86)%	2.33%	(0.94)%	0.15%	$3,548	20%
(0.08)	$11.12	(8.87)%	2.32%	(1.26)%	—	$3,450	12%

(0.65)	$10.27	9.51%	1.08%	5.66%	0.17%	$79,957	31%
(0.60)	$9.68	(0.03)%	0.99%	5.69%	0.30%	$79,913	20%
(0.58)	$9.62	5.53%	0.98%	6.04%	0.30%	$77,909	11%
(0.59)	$10.16	12.08%	0.97%	5.79%	0.30%	$71,060	8%
(0.53)	$10.15	5.39%	1.01%	5.18%(10)	0.30%	$47,428	0%

and increased the ratio of net investment
income to average net assets from 3.75% to 3.76% for Class B Shares. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(7)	Reflects operations for the period from November 15, 2001(date of initial public offering) to August 31, 2002.
(8)	Computed on an annualized basis.
(9)	Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.
(10)
Effective September 1, 2001, the Total Return Bond Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 5.34% to 5.18%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

HIBERNIA FUNDS	42

HIBERNIA FUNDS FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income

U.S. Government Income Fund
1998	$9.98	0.61	0.34	0.95	(0.60)
1999	$10.33	0.57	(0.52)	0.05	(0.57)
2000	$9.81	0.58	0.03	0.61	(0.57)
2001	$9.85	0.59	0.46	1.05	(0.60)
2002	$10.30	0.61(3)	0.13(3)	0.74	(0.56)

Cash Reserve Fund—Class A Shares
1998	$1.00	0.05	—	0.05	(0.05)
1999	$1.00	0.04	—	0.04	(0.04)
2000	$1.00	0.05	—	0.05	(0.05)
2001	$1.00	0.05	—	0.05	(0.05)
2002	$1.00	0.01	(0.00)(4)	0.01	(0.01)

Cash Reserve Fund—Class B Shares
1999(5)	$1.00	0.03	—	0.03	(0.03)
2000	$1.00	0.04	—	0.04	(0.04)
2001	$1.00	0.04	—	0.04	(0.04)
2002	$1.00	0.01	(0.00)(4)	0.01	(0.01)

U.S. Treasury Money Market Fund
1998	$1.00	0.05	—	0.05	(0.05)
1999	$1.00	0.04	—	0.04	(0.04)
2000	$1.00	0.05	—	0.05	(0.05)
2001	$1.00	0.05	—	0.05	(0.05)
2002	$1.00	0.01	—	0.01	(0.01)

(1)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(2)	This voluntary expense decrease is reflected in both the expense and net investment income ratios.
(3)
Effective September 1, 2001, the U.S. Government Income Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premiums on long term debt securities. The effect of this change for the fiscal year ended August 31, 2002 was to decrease net investment income per share by $0.05, increase net realized gain/loss per share by $0.05, and decrease the ratio of net investment income to average net assets from 5.41% to 4.87%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(4)	Amount is less than $0.01 per share.
(5)	Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.
(6)	Computed on an annualized basis.

43	HIBERNIA FUNDS

		Ratio to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$10.33	9.74%	0.73%	5.98%	0.06%	$83,535	44%
$9.81	0.41%	0.70%	5.55%	0.27%	$84,242	24%
$9.85	6.47%	0.68%	5.96%	0.31%	$85,724	15%
$10.30	10.95%	0.68%	5.83%	0.31%	$85,017	27%
$10.48	7.39%	0.69%	4.87%(3)	0.31%	$85,093	39%

$1.00	4.82%	0.89%	4.72%	—	$149,219	—
$1.00	4.23%	0.92%	4.16%	—	$157,099	—
$1.00	5.10%	0.94%	5.03%	—	$232,410	—
$1.00	4.66%	0.90%	4.47%	—	$244,254	—
$1.00	1.27%	0.84%	1.28%	0.06%	$212,320	—

$1.00	3.37%	1.67%(6)	3.35%(6)	—	$77	—
$1.00	4.31%	1.69%	4.27%	—	$189	—
$1.00	3.88%	1.65%	3.34%	—	$509	—
$1.00	0.84%	1.30%	0.81%	0.35%	$696	—

$1.00	4.89%	0.63%	4.78%	—	$175,133	—
$1.00	4.23%	0.63%	4.14%	—	$213,793	—
$1.00	5.15%	0.63%	4.99%	—	$198,457	—
$1.00	4.68%	0.64%	4.56%	—	$210,102	—
$1.00	1.38%	0.62%	1.37%	—	$193,535	—

HIBERNIA FUNDS	44

A Statement of Additional Information (SAI) dated December 31, 2002, is incorporated by reference into this prospectus. Additional information about the Funds’ investments is contained in the Funds’ SAI, Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report’s Management Discussion of Fund Performance discusses market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Funds at 1-800-999-0124.

You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC’s Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room’s operations and copying fees.

Hibernia Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7010
www.Hiberniafunds.com

Edgewood Services, Inc., Distributor of the Funds

Investment Company Act File No. 811-5536
Cusip 428661102
Cusip 428661201
Cusip 428661508
Cusip 428661862
Cusip 428661607
Cusip 428661706
Cusip 428661805
Cusip 428661888
Cusip 428661300
Cusip 428661409
Cusip 428661870
006584 (12/02)
HIBERNIA FUNDS

Hibernia Capital Appreciation Fund
CLASS A SHARES
CLASS B SHARES

Hibernia Louisiana Municipal
Income Fund
CLASS A SHARES
CLASS B SHARES

Hibernia Mid Cap Equity Fund
CLASS A SHARES
CLASS B SHARES

Hibernia Total Return Bond Fund
Hibernia U.S. Government Income Fund
Hibernia Cash Reserve Fund
CLASS A SHARES
CLASS B SHARES

Hibernia U.S. Treasury Money
Market Fund

PORTFOLIOS OF HIBERNIA FUNDS

DECEMBER 31, 2002
[Logo of recycled paper]

PROSPECTUS

Edgewood Services, Inc., Distributor of the Funds 006584 (12/02)

                                       Hibernia Funds

                            Statement of Additional Information

                             Hibernia Capital Appreciation Fund

                             Class A Shares And Class B Shares

                          Hibernia Louisiana Municipal Income Fund

                             Class A Shares And Class B Shares

                                Hibernia Mid Cap Equity Fund

                             Class A Shares And Class B Shares

                              Hibernia Total Return Bond Fund
                            Hibernia U.S. Government Income Fund
                                 Hibernia Cash Reserve Fund

                             Class A Shares And Class B Shares

                          Hibernia U.S. Treasury Money Market Fund

                               (Portfolios of Hibernia Funds)

     This Statement of Additional  Information  (SAI) is not a prospectus.  Read this SAI in conjunction  with the prospectus for Hibernia  Capital  Appreciation
Fund,  Class A Shares and Class B Shares,  Hibernia  Louisiana  Municipal Income
Fund,  Class A Shares and Class B Shares,  Hibernia Mid Cap Equity Fund, Class A
Shares  and Class B Shares,  Hibernia  Total  Return  Bond Fund,  Hibernia  U.S.
Government  Income Fund,  Hibernia Cash Reserve Fund, Class A Shares and Class B
Shares,  and  Hibernia  U.S.  Treasury  Money  Market Fund  (collectively,  "The
Funds'') dated December 31, 2002.

     This SAI  incorporates  by reference the Funds' Annual  Report.  Obtain the prospectus or the Annual Report without charge by calling 1-800-999-0124.

December 31, 2002


                            Contents

                            How are the Funds Organized?              2
                            Securities in Which the Funds Invest      2
                            What do Shares Cost?                      24
                            How are the Funds Sold?                   26
                            Exchanging Securities for Shares          27
Cusip 428661102             Redemption in Kind                        27
Cusip 428661201             Massachusetts Partnership Law             27
Cusip 428661508
Cusip 428661862             Account and Share Information             28
Cusip 428661607             Tax Information                           29
Cusip 428661706             Who Manages and Provides Services
Cusip 428661805              to the Funds?                            31
Cusip 428661888
Cusip 428661300
Cusip 428661409             How Do the Funds Measure Performance?     38
Cusip 428661870             Financial Information                     45
                            Investment Ratings                        45
006897 (12/02)              Addresses
                            Inside Back Cover

                            Massachusetts Partnership Law             27

HOW ARE THE FUNDS ORGANIZED?

Hibernia Capital Appreciation Fund (Capital Appreciation Fund), Hibernia Mid Cap Equity
Fund (Mid Cap Equity Fund), Hibernia Total Return Bond Fund (Total Return Bond Fund),
Hibernia U.S. Government Income Fund (U.S. Government Income Fund) (together, the Equity and Income Funds) are diversified portfolios of Hibernia Funds (Trust). Hibernia Cash
Reserve Fund (Cash Reserve Fund) and Hibernia U.S. Treasury Money Market Fund (U.S.
Treasury Money Market Fund) (together, the Money Market Funds) are also diversified portfolios of the Trust.  Hibernia Louisiana Municipal Income Fund (Louisiana Municipal
Income Fund) is a non-diversified portfolio of the Trust.  The Trust is an open-end, management investment company that was established as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts on April 8, 1988.  The Trust changed its name from Tower Mutual Funds to Hibernia Funds on November 1, 1998.


The Board of Trustees (the Board) has established two classes of shares of the Capital
Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve
Fund, known as Class A Shares and Class B Shares. This SAI relates to all of the Funds and their respective classes of Shares (Shares). The Funds' investment adviser is Hibernia
Asset Management, a separately identifiable division of Hibernia National Bank (Adviser).



SECURITIES IN WHICH THE FUNDS INVEST

The following is a table that indicates which types of securities are a:
P = Principal investment of a Fund; (shaded in chart)
A = Acceptable (but not principal) investment of a Fund; or
N = Not an acceptable investment of a Fund.
-----------------------------------------------------------------------------------------
Securities in     Capital     Louisiana Mid Cap  Total   U.S.        Cash    U.S.
which the Funds   AppreciationMunicipal Equity   Return  Government  Reserve Treasury
Invest:           Fund        Income    Fund     Bond    Income Fund Fund    Money
                              Fund               Fund                        Market Fund
-----------------------------------------------------------------------------------------
Equity Securities P           N         P        N       N           N       N
----------------------------------------         ----------------------------------------
------------------                      -------------------------------------------------
  Common Stocks   P           N         P        N       N           N       N
---------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Preferred       A           N         A        N       N           N       N
  Stocks
-------------------------------------------------
-----------------------------------------------------------------------------------------
  Warrants        A           N         A        N       N           N       N
-----------------------------------------------------------------------------------------
Fixed Income      A           A         A        P       P           P       P
Securities
---------------------------------------------------------            --------
------------------                                       ------------        ------------
  Treasury        A           A         A        P       P           A       P
  Securities
-------------------------------------------------                            ------------
-----------------------------------------------------------------------------------------
  Agency          A           A         A        A       P           A       N
  Securities
------------------            -------------------        ------------        ------------
-----------------------------------------------------------------------------------------
  Corporate Debt  A           A         A        P       A           P       N
  Securities
                                                 --------            --------
-------------------------------------------------        ------------        ------------
  Commercial      A           A         A        A       A           P       N
  Paper1
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Securities in     Capital     Louisiana Mid Cap  Total   U.S.        Cash    U.S.
which the Funds   AppreciationMunicipal Equity   Return  Government  Reserve Treasury
Invest:           Fund        Income    Fund     Bond    Income Fund Fund    Money
                              Fund               Fund                        Market Fund
-----------------------------------------------------------------------------------------
  Demand          A           A         A        A       N           P       N
  Instruments
-------------------------------------------------                    --------------------
------------------------------          -----------------------------        ------------
  Taxable         N           A         N        A       A           N       N
  Municipal
  Securities
-------------------------------------------------                    --------------------
-----------------------------------------------------------------------------------------
  Mortgage        N           N         N        P       A           N       N
  Backed
  Securities
-------------------------------------------------                    --------------------
-----------------------------------------------------------------------------------------
  Collateralized  N           N         N        P       P           N       N
  Mortgage
  Obligations
  (CMOs)
-----------------------------------------------------------------------------------------
-------------------------------------------------                    --------------------
  Sequential CMOs N           N         N        A       A           N       N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Z Classes and   N           N         N        N       A           N       N
  Residual
  Classes
-------------------------------------------------        --------------------------------
-----------------------------------------------------------------------------------------
  Asset Backed    N           N         N        P       A           A       N
  Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Zero Coupon     A           A         A        A       A           A       A
  Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Bank            A           A         A        A       A           A       N
  Instruments
-----------------------------------------------------------------------------------------
  Credit          N           A         N        N       N           A       N
  Enhancement
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Convertible       A           N         A        A       A           N       N
Securities
------------------------------          -------------------------------------------------
-----------------------------------------------------------------------------------------
Tax Exempt        N           P         N        A       N           N       N
Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  General         N           P         N        N       N           N       N
  Obligation
  Bonds
------------------------------          -------------------------------------------------
-----------------------------------------------------------------------------------------
  Special         N           P         N        N       N           N       N
  Revenue Bonds
-----------------------------------------------------------------------------------------
  Private         N           A         N        N       N           N       N
  Activity Bonds
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Securities in     Capital     Louisiana Mid Cap  Total   U.S.        Cash    U.S.
which the Funds   AppreciationMunicipal Equity   Return  Government  Reserve Treasury
Invest:           Fund        Income    Fund     Bond    Income Fund Fund    Money
                              Fund               Fund                        Market Fund
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
  Tax Increment   N           A         N        N       N           N       N
  Financing Bonds
-----------------------------------------------------------------------------------------
  Municipal Notes N           A         N        N       N           N       N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Municipal       N           A         N        N       N           N       N
  Leases
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Participation   N           A         N        N       N           N       N
Interests
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Variable Rate   N           A         N        A       N           A       N
  Demand
  Instruments
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Foreign           A           N         A        A       N                   N
Securities2                                                          N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Depositary      A           N         A        A       N           N       N
  Receipts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Foreign         A           N         A        A       N           N       N
  Exchange
  Contracts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Foreign         A           N         A        A       N           N       N
  Government
  Securities
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Brady Bonds     A           N         A        A       N           N       N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Derivative        A           A         A        A       A           N       N
Contracts
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Futures         A           A         A        A       A           N       N
  Contracts3/4
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Options3        A           A         A        A       A           N       N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Special           A           A         A        A       A           A       N
Transactions
---------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Repurchase      A           A         A        A       A           P       P
  Agreements
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Reverse         A           A         A        A       A           A       N
  Repurchase
  Agreements
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Delayed         A           A         A        A       A           A       A
  Delivery
  Transactions
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  To Be           A           A         N        N       A           A       N
  Announced
  Securities
  (TBAs)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Dollar Rolls    A           A         N        A       A           A       N
-----------------------------------------------------------------------------------------
  Securities      A           A         A        A       A           N       N
  Lending
-----------------------------------------------------------------------------------------
  Asset Coverage  A           A         A        A       A           A       N
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Shares of       A           A         A        A       A           A       A
  Other
  Investment
  Companies
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
  Restricted and  A           A         A        A       A           A       A
  Illiquid
  Securities5
-----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

1    Cash  Reserve  Fund will not invest more than 25% of the value of its total assets in any one industry except commercial paper of finance companies.

2    The Capital  Appreciation  Fund,  Mid Cap Equity Fund and Total Return Fund
     will only purchase securities issued in U.S. dollar  denominations and will not invest more than 15% of total assets in foreign securities.

3    The Capital  Appreciation  Fund and Mid Cap Equity  Fund may utilize  stock index  futures  contracts,  options  and  options  on stock  index  futures contracts,  subject  to the  limitation  that the  value  of these  futures contracts and options will not exceed 20% of the Fund's total assets.  Each
     Fund will  limit its  purchase  of options so that not more than 20% of its net assets will be invested  in option  premiums.  Each Fund will limit its option writing so that the assets  underlying  such options will not exceed
     25% of its total net assets.

4    A Fund  will not  participate  in  futures  transactions  if the sum of its initial margin  deposits will exceed 5% of the value of the market value of the Fund's total assets,  after taking into account the unrealized  profits and losses on those contracts into which it has entered.

5    The  Funds  may  invest  up to 10% of  their  respective  total  assets  in restricted  securities.  Capital  Appreciation  Fund,  Louisiana  Municipal
     Income  Fund,  Mid Cap  Equity  Fund,  Total  Return  Bond  Fund,  and U.S.
     Government  Income  Fund will  limit  investments  in  illiquid  securities
     (including, as applicable,  certain restricted securities not determined by the Board to be liquid, non-negotiable time deposits, repurchase agreements providing  for  settlement  in more  than  seven  days  after  notice,  and over-the-counter  options) to 15% of their respective net assets. The Money
     Market Funds will limit investments in illiquid  securities to 10% of their respective net assets.


     Permitted  securities  and  investment  techniques  are  set  forth  in the securities  chart.  Securities and techniques  principally  used by the Funds to meet  their  respective  goals  are above  described  in the  prospectus.  Other securities and techniques used by the Funds to meet their  respective  goals are described below.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

     Equity  securities  represent a share of an issuer's  earnings  and assets, after the issuer pays its liabilities.  A Fund cannot predict the income it will receive from equity  securities  because issuers generally have discretion as to the payment of any dividends or distributions.  However, equity securities offer greater potential for appreciation than many other types of securities,  because their value  increases  directly  with the value of the issuer's  business.  The following  describes  the  types of  equity  securities  in which  the Funds may invest.

Preferred Stocks

     Preferred  stocks  have  the  right  to  receive  specified   dividends  or
distributions  before the  issuer  makes  payments  on its  common  stock.  Some preferred stocks also participate in dividends and distributions  paid on common stock.  Preferred  stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.

Warrants

     Warrants give a Fund the option to buy the issuer's equity  securities at a specified price (the exercise price) at a specified  future date (the expiration date).  The Fund may buy the designated  securities by paying the exercise price before the expiration  date.  Warrants may become  worthless if the price of the stock  does not rise  above the  exercise  price by the  expiration  date.  This increases the market risks of warrants as compared to the  underlying  security.
Rights are the same as  warrants,  except  companies  typically  issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income  securities  pay  interest,  dividends or  distributions  at a specified rate. The rate may be a fixed  percentage of the principal or adjusted periodically.  In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities  provide more regular  income than equity  securities.  However,  the returns on fixed income securities are limited and normally do not increase with the issuer's  earnings.  This limits the potential  appreciation of fixed income securities as compared to equity securities.

     A security's  yield  measures the annual  income  earned on a security as a percentage of its price. A security's yield will increase or decrease  depending upon whether it costs less (a discount) or more (a premium)  than the  principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount  or  premium  security  may change  based upon the probability of an early redemption.  Securities with higher risks generally have higher yields.  The following  describes the types of fixed income securities in which the Funds invest:

Taxable Municipal Securities

     Municipal  securities  are  issued by  states,  counties,  cities and other political  subdivisions and authorities.  Although many municipal securities are exempt  from  federal  income  tax,  the Funds may invest in  taxable  municipal securities.

Mortgage Backed Securities

     Mortgage backed securities  represent interests in pools of mortgages.  The mortgages that comprise a pool normally have similar interest rates,  maturities and  other  terms.  Mortgages  may have  fixed  or  adjustable  interest  rates.
Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed  securities come in a variety of forms. Many have extremely
complicated   terms.  The  simplest  form  of  mortgage  backed  securities  are pass-through  certificates.  An  issuer  of  pass-through  certificates  gathers monthly payments from an underlying pool of mortgages.  Then, the issuer deducts its  fees  and  expenses  and  passes  the  balance  of the  payments  onto  the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments  from the underlying  mortgages.
As a result,  the  holders  assume all the  prepayment  risks of the  underlying mortgages.

Collateralized Mortgage Obligations (CMOs)

     CMOs,  including  interests  in real estate  mortgage  investment  conduits
(REMICs),  allocate  payments and  prepayments  from an underlying  pass-through certificate  among holders of different  classes of mortgage backed  securities.
This creates different prepayment and interest rate risks for each CMO class.

Sequential CMOs

     In a sequential pay CMO, one class of CMOs receives all principal  payments and  prepayments.  The next class of CMOs receives all principal  payments after the first class is paid off. This process repeats for each  sequential  class of
CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

     The Funds  will  invest  only in CMOs  which are rated AAA by a  nationally recognized  statistical  rating  organization  (NRSRO)  and  which  may be:  (a)
collateralized  by pools of mortgages in which each mortgage is guaranteed as to payment of principal  and interest by an agency or  instrumentality  of the U.S.
government;  (b)  collateralized  by pools of  mortgages  in  which  payment  of principal  and  interest  is  guaranteed  by the  issuer and such  guarantee  is collateralized  by U.S.  government  securities;  or (c) securities in which the proceeds of the issuance are invested in mortgage  securities and payment of the
principal   and  interest   are   supported  by  the  credit  of  an  agency  or
instrumentality of the U.S. government.

Z Classes and Residual Classes

     CMOs must allocate all payments  received from the underlying  mortgages to some class. To capture any unallocated payments,  CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the  underlying  mortgages until all other CMO classes have been paid off. Once this happens,  holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests  that receive any mortgage  payments  not  allocated to another  REMIC class.

     The degree of  increased  or decreased  prepayment  risks  depends upon the structure  of the CMOs.  However,  the actual  returns  on any type of  mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Zero Coupon Securities

     Zero  coupon  securities  do not pay  interest  or  principal  until  final maturity  unlike debt  securities  that  provide  periodic  payments of interest
(referred to as a coupon  payment).  Investors  buy zero coupon  securities at a price below the amount payable at maturity.  The difference between the purchase price and the amount  paid at  maturity  represents  interest on the zero coupon security.  Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

     There  are many  forms of zero  coupon  securities.  Some are  issued  at a discount  and are  referred  to as zero  coupon or capital  appreciation  bonds.
Others are  created  from  interest  bearing  bonds by  separating  the right to receive  the  bond's  coupon  payments  from the  right to  receive  the  bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs,
Treasury  Income  Growth  Receipts   (TIGRs)  and  Certificates  of  Accrual  on
Treasuries (CATs) are the most common forms of stripped zero coupon  securities.
In addition,  some securities  give the issuer the option to deliver  additional securities in place of cash interest  payments,  thereby  increasing  the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments

     Bank instruments are unsecured  interest bearing deposits with banks.  Bank instruments  include bank accounts,  time deposits,  certificates of deposit and banker's  acceptances.  Yankee  instruments are denominated in U.S.  dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement

     Credit enhancement  consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company  providing  credit  enhancement  makes all payments  directly to the security  holders and  receives  reimbursement  from the issuer.  Normally,  the credit enhancer has greater  financial  resources and liquidity than the issuer.
For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include  guarantees,  letters of credit, bond insurance and surety bonds.  Credit enhancement also includes  arrangements where  securities  or other  liquid  assets  secure  payment  of a fixed  income security. If a default occurs, these assets may be sold and the proceeds paid to the defaulted  security's  holders.  Either form of credit  enhancement  reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities

     Convertible  securities  are fixed  income  securities  that a Fund has the option to exchange for equity  securities at a specified  conversion  price. The option  allows a Fund to realize  additional  returns if the market price of the equity  securities  exceeds the conversion  price. For example,  a Fund may hold fixed income  securities that are  convertible  into shares of common stock at a conversion  price of $10 per share.  If the market value of the shares of common stock reached $12, a Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible  securities  have lower  yields than  comparable  fixed  income securities.  In  addition,  at the time a  convertible  security  is issued  the conversion price exceeds the market value of the underlying  equity  securities.
Thus,  convertible  securities  may provide lower  returns than  non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However,  convertible  securities permit a
Fund to realize some of the  potential  appreciation  of the  underlying  equity securities with less risk of losing its initial investment.

     The Funds  treat  convertible  securities  as both fixed  income and equity securities for purposes of their investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities

     Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political  subdivisions and authorities  issue tax exempt  securities.
The market categorizes tax exempt securities by their source of repayment.

Private Activity Bonds

     Private  activity bonds are special  revenue bonds used to finance  private entities.  For example,  a municipality may issue bonds to finance a new factory to improve its local economy.  The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments  sufficient to repay the bonds.  The bonds would be payable solely from the company's  loan payments,  not from any other revenues of the  municipality.
Therefore,  any default on the loan  normally  would  result in a default on the bonds.

     The  interest  on many  types of private  activity  bonds is subject to the federal  alternative  minimum tax (AMT). The Louisiana Municipal Income Fund may invest in bonds subject to AMT.

Tax Increment Financing Bonds

     Tax increment  financing (TIF) bonds are payable from increases in taxes or other revenues  attributable to projects  financed by the bonds. For example,  a municipality  may issue TIF bonds to redevelop a commercial  area. The TIF bonds would  be  payable  solely  from any  increase  in sales  taxes  collected  from merchants in the area. The bonds could default if merchants'  sales, and related tax collections, failed to increase as anticipated.

Municipal Notes

     Municipal notes are short-term tax exempt securities.  Many  municipalities issue such notes to fund their current  operations  before  collecting  taxes or other municipal  revenues.  Municipalities  may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year,  either with taxes,  other revenues or proceeds from newly issued notes or bonds.

Municipal Leases

     Municipalities may enter into leases for equipment or facilities.  In order to comply with state public financing laws,  these leases are typically  subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends,  the lessor can resell the  equipment or facility but may lose money on the sale.

     The Louisiana  Municipal Income Fund may invest in securities  supported by pools of municipal  leases.  The most common type of lease backed securities are certificates of participation (COPs). However, the Fund may also invest directly in individual leases.

Participation Interests

     The Louisiana  Municipal Income Fund may purchase  participation  interests from financial institutions such as commercial banks, savings associations,  and insurance  companies.  These participation  interests give the Fund an undivided interest in Louisiana municipal securities.

     The municipal  securities  subject to the  participation  interests are not limited  to  maturities  of one  year or  less,  so  long  as the  participation interests include the right to demand payment, typically within seven days, from the  issuers  of those  interests.  The Fund will  purchase  only  participation interests  which  have such a demand  feature  or which  mature in less than one year. The financial  institutions  from which the Fund  purchases  participation interests  frequently  provide  or  secure  irrevocable  letters  of  credit  or guarantees to assure that the participation  interests are of high quality.  The
Board will determine that  participation  interests meet the prescribed  quality standards for the Fund.

Liquidity Puts

     The Louisiana Municipal Income Fund may purchase a right to sell a security held by it back to the issuer or to another party at an agreed upon price at any time during a stated period or on a certain date. These rights are also referred to as standby commitments.

Municipal Bond Insurance

     The  Louisiana  Municipal  Income Fund may  purchase  municipal  securities covered by insurance which guarantee the timely payment of principal at maturity and interest on such securities.  These insured municipal  securities are either
(1) covered by an insurance policy applicable to a particular security,  whether obtained  by the issuer of the  security  or by a third  party  (Issuer-Obtained
Insurance) or (2) insured under master  insurance  policies  issued by municipal bond insurers, which may be purchased by the Fund (Policies).

     The Fund will require or obtain  municipal bond  insurance when  purchasing
municipal   securities  which  would  not  otherwise  meet  the  Fund's  quality standards.  The Fund may also require or obtain  municipal  bond  insurance when purchasing or holding specific municipal  securities when, in the opinion of the
Fund's  Adviser,  such insurance  would benefit the Fund,  for example,  through improvement of portfolio quality or increased  liquidity of certain  securities.
The Fund's Adviser  anticipates that more than 50% of the Fund's net assets will be invested in municipal securities which are insured.

     Issuer-Obtained Insurance policies are noncancellable and continue in force as long  as the  municipal  securities  are  outstanding  and  their  respective
insurers   remain  in   business.   If  a  municipal   security  is  covered  by
Issuer-Obtained  Insurance,  then  such  security  need  not be  insured  by the
Policies purchased by the Fund.

     The Fund may  purchase  two  types of  Policies  issued by  municipal  bond insurers. One type of Policy covers certain municipal securities only during the period in which they are in the Fund's portfolio.  In the event that a municipal security  covered  by such a Policy is sold from the Fund,  the  insurer  of the relevant Policy will be liable only for those payments of interest and principal which are then due and owing.

     The other type of Policy covers  municipal  securities  not only while they remain in the Fund's  portfolio but also until their final maturity even if they are sold out of the Fund's  portfolio,  so that the  coverage  may  benefit  all subsequent holders of those municipal securities. The Fund will obtain insurance which covers municipal  securities until final maturity even after they are sold out of the Fund's  portfolio  only if, in the judgment of the Adviser,  the Fund would receive net proceeds from the sale of those  securities,  after  deducting the cost of such permanent  insurance and related fees,  significantly in excess of the proceeds it would receive if such municipal  securities were sold without insurance.

     The  premiums  for the  Policies  are paid by the Fund and the yield on the
Fund's portfolio is reduced  thereby.  Premiums for the Policies are paid by the
Fund monthly,  and are adjusted for purchases and sales of municipal  securities during the month.  Depending upon the  characteristics of the municipal security held by the Fund,  the annual  premium for the Policies  are  estimated to range from 0.1% to 0.25% of the value of the  municipal  securities  covered under the
Policies, with an average annual premium rate of approximately 0.175%.

     The Fund may purchase  Policies  from MBIA Corp.  (MBIA),  AMBAC  Indemnity
Corporation (AMBAC), Financial Guaranty Insurance Company (FGIC), Bond Investors
Guaranty  Insurance  Company (BIG), or any other municipal bond insurer which is rated AAA by Standard & Poor's (S&P) or Aaa by Moody's Investors Service
(Moody's)  Each Policy  guarantees  the payment of principal and interest on the municipal  securities  it  insures.  The  Policies  will  have the same  general characteristics and features. A municipal security will be eligible for coverage if it meets certain requirements set forth in a Policy. In the event interest or principal  on an insured  municipal  security is not paid when due,  the insurer covering  the security  will be obligated  under its Policy to make such payment not  later  than 30 days  after  it has been  notified  by the  Fund  that  such non-payment has occurred.  The insurance feature reduces financial risk, but the cost thereof and the  restrictions  on investments  imposed by the guidelines in the insurance policies reduce the yield to shareholders.

     MBIA, AMBAC,  FGIC, and BIG will not have the right to withdraw coverage on securities  insured by their Policies so long as such  securities  remain in the
Fund's portfolio,  nor may MBIA, AMBAC,  FGIC, and BIG cancel their Policies for any reason except failure to pay premiums when due. MBIA,  AMBAC,  FGIC, and BIG will reserve the right at any time upon 90 days'  written  notice to the Fund to refuse to insure any additional municipal securities purchased by the Fund after the effective date of such notice. The Board will reserve the right to terminate any  policy  if it  determines  that  the  benefits  to the Fund of  having  its portfolio insured under such policy are not justified by the expense involved.

     Under the Policies,  municipal bond insurers  unconditionally  guarantee to the Fund the timely  payment of principal and interest on the insured  municipal securities  when and as such payments  shall become due but shall not be paid by the issuer,  except that in the event of any acceleration of the due date of the principal by reason of mandatory or optional redemption (other than acceleration by reason of mandatory sinking fund payment), default or otherwise, the payments guaranteed  will be made in such  amounts  and at  such  times  as  payments  of principal  would  have  been due had  there  not  been  such  acceleration.  The municipal bond insurers will be  responsible  for such payments less any amounts received by the Fund from any trustee for the municipal bond issuers or from any other source. The Policies do not guarantee payment on an accelerated basis, the payment  of any  redemption  premium,  the value of the  Shares of the Fund,  or payments  of any  tender  purchase  price  upon  the  tender  of  the  municipal securities.  The Policies also do not insure against  nonpayment of principal of or interest on the securities  resulting from the insolvency,  negligence or any other act or omission of the trustee or other paying  agent for the  securities.
However, with respect to small issue industrial  development municipal bonds and pollution control revenue municipal bonds covered by the Policies, the municipal bond insurers guarantee the full and complete payments required to be made by or on behalf of an issuer of such municipal securities,  if there occurs any change in the  tax-exempt  status of interest on such municipal  securities,  including principal, interest or premium payments, if any, as and when required to be made by or on  behalf  of  the  issuer  pursuant  to  the  terms  of  such  municipal securities.  A  "when-issued"  municipal  security  will be  covered  under  the
Policies upon the settlement date of the issuer of such "when-issued"  municipal security.  In determining to insure municipal  securities held by the Fund, each municipal bond insurer has applied its own standards, which correspond generally to the standards  established for determining the  insurability of new issues of municipal  securities.  This insurance is intended to reduce financial risk, but the cost thereof and compliance with investment  restrictions  imposed under the
Policies  will  reduce  the  yield  to  shareholders  of the  Fund.  If a Policy terminates as to municipal  securities  sold by the Fund on the date of sale, in which event  municipal  bond insurers will be liable only for those  payments of principal and interest that are then due and owing,  the provision for insurance will not enhance the  marketability  of securities held by the Fund,  whether or not the  securities  are in default or subject to  significant  risk of default, unless the option to obtain permanent insurance is exercised. On the other hand, since  Issuer-Obtained  Insurance  will  remain in effect as long as the insured
municipal   securities   are   outstanding,   such  insurance  may  enhance  the
marketability of municipal  securities covered thereby, but the exact effect, if any, on marketability cannot be estimated.  The Fund generally intends to retain any securities that are in default or subject to significant risk of default and to place a value  on the  insurance,  which  ordinarily  will be the  difference between  the market  value of the  defaulted  security  and the market  value of similar  securities of minimum investment grade (i.e., rated "BBB") that are not in default.  To the extent that the Fund holds defaulted  securities,  it may be limited in its ability to manage its investments and to purchase other municipal securities.  Except as described  above with respect to  securities  that are in default or subject to significant  risk of default,  the Fund will not place any value on the insurance in valuing the municipal securities that it holds.

Variable Rate Demand Instruments

     Variable rate demand  instruments are securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand.  The securities also pay interest at a variable rate intended to cause the  securities  to trade at their face value.  The Funds treat  demand instruments  as  short-term  securities,  because their  variable  interest rate adjusts in  response  to changes  in market  rates,  even  though  their  stated
maturity may extend beyond thirteen months.

Foreign Securities

     Foreign  securities  are  securities  of issuers  based  outside the United
States. The Funds consider an issuer to be based outside the United States if:

o    it is organized  under the laws of, or has a principal  office  located in, another country;

o    the principal trading market for its securities is in another country; or

o    it (or its  subsidiaries)  derived in its most current fiscal year at least
     50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily  denominated in foreign currencies.  Along with the risks normally  associated  with domestic  securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.
Trading in certain foreign markets is also subject to liquidity risks.

Depositary Receipts

     Depositary receipts represent interests in underlying  securities issued by a foreign company.  Depositary receipts are not traded in the same market as the underlying  security.  The foreign  securities  underlying  American  Depositary
Receipts  (ADRs)  are  traded in the United  States.  ADRs  provide a way to buy shares of  foreign-based  companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars,  eliminating the need for foreign exchange  transactions.  The foreign securities  underlying  European Depositary
Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary
Receipts  (IDRs),  are traded globally or outside the United States.  Depositary receipts  involve  many of the  same  risks of  investing  directly  in  foreign securities, including currency risks and risks of foreign investing.

Foreign Exchange Contracts

     In order to convert U.S.  dollars into the currency needed to buy a foreign security,  or to convert  foreign  currency  received from the sale of a foreign security into U.S.  dollars,  a Fund may enter into spot currency  trades.  In a spot trade,  the Fund agrees to exchange one currency for another at the current exchange  rate.  The Fund may also enter into  derivative  contracts  in which a foreign  currency  is an  underlying  asset.  The  exchange  rate  for  currency derivative  contracts may be higher or lower than the spot exchange rate. Use of these  derivative  contracts  may  increase or decrease  the Fund's  exposure to currency risks.

Foreign Government Securities

     Foreign government  securities generally consist of fixed income securities supported by national,  state or  provincial  governments  or similar  political subdivisions.  Foreign  government  securities also include debt  obligations of
supranational  entities,   such  as  international   organizations  designed  or
supported  by  governmental  entities  to  promote  economic  reconstruction  or development, international banking institutions and related government agencies.
Examples of these include,  but are not limited to, the  International  Bank for
Reconstruction and Development (the World Bank), the Asian Development Bank, the
European Investment Bank and the Inter-American Development Bank.

     Foreign  government  securities  also include  fixed income  securities  of quasi-governmental  agencies  that are  either  issued  by  entities  owned by a national,  state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign  government  securities  include  mortgage-related  securities issued or guaranteed  by national,  state or  provincial  governmental  instrumentalities, including quasi-governmental agencies.

Brady Bonds

     Brady Bonds are U.S.  dollar  denominated  debt  obligations  that  foreign governments  issue in exchange  for  commercial  bank loans.  The  International
Monetary Fund (IMF) typically negotiates the exchange to cure or avoid a default by restructuring the terms of the bank loans. The principal amount of some Brady
Bonds is collateralized  by zero coupon U.S. Treasury  securities which have the same maturity as the Brady Bonds.  However,  neither the U.S. government nor the
IMF has guaranteed the repayment of any Brady Bond.

Derivative Contracts

     Derivative contracts are financial  instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

     Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors  make payments due under their  contracts  through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect losses  (or  gains) in the value of their  contracts.  This  protects  investors against potential defaults by the counterparty. Trading contracts on an exchange also allows  investors to close out their  contracts by entering into offsetting contracts.

     For example,  a Fund could close out an open  contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

     The Funds may also trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between  a Fund  and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how a Fund uses derivative  contracts and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts  may increase or decrease the Fund's  exposure to interest rate and currency risks,  and may also expose the Fund to liquidity and leverage risks.  OTC  contracts  also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

Futures Contracts

     Futures  contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time.  Entering into a contract to buy an underlying asset is commonly referred  to as buying a  contract  or  holding a long  position  in the  asset.
Entering into a contract to sell an underlying asset is commonly  referred to as selling a contract or holding a short position in the asset.  Futures  contracts are  considered  to be commodity  contracts.  Futures  contracts  traded OTC are frequently referred to as forward contracts.

     The Funds  (except the Money Market  Funds) may buy and sell the  following types of futures  contracts:  financial futures  contracts,  and, in the case of
Capital Appreciation Fund and Mid Cap Equity Fund, stock index futures.

     For the immediate future, Capital Appreciation Fund and Mid Cap Equity Fund will enter into futures  contracts  directly only when they desire to exercise a financial  futures put option in their  respective  portfolio rather than either closing out the option or allowing it to expire.

Options

     Options are rights to buy or sell an underlying asset for a specified price
(the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the  underlying  asset from the seller
(writer)  of the  option.  A put  option  gives the holder the right to sell the underlying asset to the writer of the option.  The writer of the option receives a payment,  or premium,  from the buyer,  which the writer keeps  regardless  of whether the buyer uses (or exercises) the option.

The Funds may:

o    Buy call  options on financial  futures  contracts  in  anticipation  of an increase in the value of the underlying asset;

o    Buy put  options  on  financial  futures  contracts  in  anticipation  of a decrease in the value of the underlying asset (Except Capital  Appreciation
     Fund); and

o    Buy or write options to close out existing options positions.

     The Funds may also write call options on portfolio  securities  to generate income from premiums, and in anticipation of a decrease or only limited increase in  the  value  of the  underlying  asset.  If a call  written  by the  Fund  is exercised,  the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

     The Funds may also write put options on  portfolio  securities  to generate income  from  premiums,  and in  anticipation  of an  increase  or only  limited decrease in the value of the underlying  asset. In writing puts, there is a risk that a Fund may be required to take  delivery of the  underlying  asset when its current market price is lower than the exercise price.

     When a Fund  writes  options  on futures  contracts,  it will be subject to margin requirements similar to those applied to futures contracts.

     Mid Cap Equity Fund may utilize stock index futures contracts,  options and options on stock index futures  contracts,  subject to the  limitation  that the value of these  futures  contracts and options will not exceed 20% of the Fund's total assets.

     Each Fund will limit its  purchase  of options so that not more than 20% of its net assets  will be invested  in option  premiums.  Each Fund will limit its option writing so that the assets underlying such options will not exceed 25% of its total net assets.

Hedging

     Hedging transactions are intended to reduce specific risks. For example, to protect  a Fund  against  circumstances  that  would  normally  cause  a  Fund's portfolio  securities to decline in value, the Fund may buy or sell a derivative contract that would normally increase in value under the same  circumstances.  A
Fund may also attempt to hedge by using  combinations  of different  derivatives contracts,  or derivatives  contracts and securities.  A Fund's ability to hedge may be limited by the costs of the derivatives  contracts. A Fund may attempt to lower the cost of  hedging by  entering  into  transactions  that  provide  only limited protection,  including transactions that (1) hedge only a portion of its
portfolio,   (2)  use  derivatives  contracts  that  cover  a  narrow  range  of circumstances  or (3) involve the sale of  derivatives  contracts with different terms.  Consequently,  hedging  transactions may not eliminate risk even if they work as intended. In addition, hedging strategies are not always successful, and could result in increased expenses and losses to the Fund.

Derivative Contracts

     Derivative contracts are financial  instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities,  financial indices or other assets. Some derivative contracts (such as futures,  forwards and options) require  payments  relating to a future trade involving the  underlying  asset.  Other  derivative  contracts  (such as swaps)
require  payments  relating to the income or returns from the underlying  asset.
The other party to a derivative contract is referred to as a counterparty.

     Many   derivative   contracts  are  traded  on  securities  or  commodities
exchanges.  In this case, the exchange sets all the terms of the contract except for the price.  Investors  make payments due under their  contracts  through the exchange.  Most exchanges  require investors to maintain margin accounts through their brokers to cover their potential  obligations to the exchange.  Parties to the contract make (or collect) daily payments to the margin  accounts to reflect losses  (or  gains) in the value of their  contracts.  This  protects  investors against potential defaults by the counterparty. Trading contracts on an exchange also allows  investors to close out their  contracts by entering into offsetting contracts.

     For example,  a Fund could close out an open  contract to buy an asset at a future date by entering  into an  offsetting  contract to sell the same asset on the same date. If the offsetting  sale price is more than the original  purchase price,  the Fund  realizes  a gain;  if it is less,  the Fund  realizes  a loss.
Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position.  If this  happens,  the
Fund will be required to keep the  contract  open (even if it is losing money on the contract),  and to make any payments required under the contract (even if it has to sell portfolio  securities at unfavorable  prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading  any assets it has been  using to secure  its  obligations  under the contract.

     The Funds may also trade  derivative  contracts  over-the-counter  (OTC) in transactions  negotiated  directly  between the Fund and the  counterparty.  OTC contracts do not  necessarily  have standard  terms,  so they cannot be directly
offset  with  other  OTC  contracts.   In  addition,  OTC  contracts  with  more
specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how a Fund uses derivative  contracts and the  relationships between the market value of a  derivative  contract  and the  underlying  asset, derivative  contracts may increase or decrease the Fund's exposure to market and currency  risks,  and may also expose the Fund to liquidity and leverage  risks.
OTC  contracts  also  expose  the  Fund to  credit  risks  in the  event  that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

Futures And Options Transactions

     The Funds  (except  the Money  Market  Funds) may engage in or reserve  the right to engage in put and call  options,  financial  futures,  and  options  on futures as discussed for those Funds in the prospectus.  For purposes of Capital
Appreciation  Fund and Mid Cap Equity Fund,  financial futures may include stock index futures.

     The Funds  will  maintain  positions  in  securities,  option  rights,  and segregated  cash  subject to puts and calls  until the  options  are  exercised, closed,  or have  expired.  An  option  position  may be  closed  out only on an exchange which provides a secondary market for an option of the same series.

Financial Futures Contracts

     A futures  contract is a firm  commitment  by two  parties:  the seller who agrees to make  delivery  of the  specific  type of  security  called for in the contract  ("going  short")  and the buyer who  agrees  to take  delivery  of the security  ("going  long") at a certain  time in the  future.  Financial  futures contracts  call  for the  delivery  of  particular  debt  securities  issued  or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government.

     In the fixed income  securities  market,  price moves inversely to interest rates. A rise in rates means a drop in price.  Conversely, a drop in rates means a rise in price. In order to hedge their holdings of securities, the Funds could enter into contracts to deliver  securities at a predetermined  price (i.e., "go short") to protect  themselves  against the possibility that the prices of their securities may decline during the Funds'  anticipated  holding period. The Funds would "go long" (agree to purchase  securities in the future at a  predetermined price) to hedge against a decline in market interest rates.

Purchasing Put Options on Financial Futures Contracts

     Unlike  entering  directly  into a futures  contract,  which  requires  the purchaser to buy a financial  instrument on a set date at a specified price, the purchase of a put option on a futures contract  entitles (but does not obligate)
its  purchaser  to decide on or before a future  date  whether to assume a short position at the specified price.

     A  Fund  could  purchase  put  options  on  futures  to  protect  portfolio securities against decreases in value resulting from an anticipated  increase in market  interest rates or as a means of reducing  fluctuations  in the net asset value  ("NAV")  of  shares  of the  Fund.  Generally,  if the  hedged  portfolio securities  decrease in value during the term of an option,  the related futures contracts will also decrease in value and the option will increase in value.  In such an event, a Fund will normally close out its option by selling an identical option.  If the hedge is  successful,  the proceeds  received by a Fund upon the sale of the second  option will be large  enough to offset both the premium paid by such Fund for the original option plus the realized  decrease in value of the hedged securities.

     Alternately,  a Fund may exercise its put to close out the position.  To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike  price of the option) and  exercise the  option.  The Fund would then  deliver  the  futures  contract in return for payment of the strike  price.  If a Fund  neither  closes out nor  exercises  an option, the option will expire on the date provided in the option contract,  and only the premium paid for the contract will be lost.

Writing Call Options on Financial Futures Contracts

     In addition to purchasing  put options on futures,  a Fund may write listed call options on futures  contracts for U.S.  government  securities to hedge its portfolio  against an increase in market  interest  rates.  When a Fund writes a call option on a futures contract,  it is undertaking the obligation of assuming a short futures position  (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised.  As market interest  rates  rise,  causing  the  prices  of  futures  to go down,  a Fund's obligation  under a call  option on a future (to sell a futures  contact)  costs less to  fulfill,  causing  the value of such  Fund's  call  option  position to increase.

     In other words, as the underlying  futures price goes down below the strike price,  the buyer of the option has no reason to exercise the call, so that Fund keeps the premium  received for the option.  This premium can offset the drop in value of such Fund's  fixed  income  securities  which is  occurring as interest rates rise.

     Prior to the  expiration  of a call written by a Fund, or exercise of it by the buyer,  such Fund may close out the option by buying an identical option. If the hedge is  successful,  the cost of the second  option  will be less than the premium  received by the Fund for the initial option.  The new premium income of the Fund will then offset the decrease in value of the hedged securities.

Writing Put Options on Financial Futures Contracts

     The Funds may write listed put options on financial  futures  contracts for
U.S.  government  securities  to hedge  their  portfolios  against a decrease in market interest rates. When a Fund writes a put option on a futures contract, it receives a premium  for  undertaking  the  obligation  to assume a long  futures position  (buying a futures  contract)  at a fixed  price at any time during the life of the option.  As market interest rates decrease,  the market price of the underlying futures contract increases.

     As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market.  The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the decrease in market interest rates.

     Prior to the expiration of the put option,  or its exercise by the buyer, a
Fund may close out the  option by buying an  identical  option.  If the hedge is successful,  the cost of buying the second  option will be less than the premium received by such Fund for the initial option.

Purchasing Call Options on Financial Futures Contracts

     When a Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures  position (buy a futures contract) at a fixed price at any time during the life of the option.  As market interest rates fall, the value of the underlying  futures contract will normally increase, resulting in an increase in value of such Fund's option position. When the market price of the underlying  futures contract  increases above the strike price plus premium  paid,  a Fund could  exercise its option and buy the futures contract below market price.

Limitation on Open Futures Position

     A Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its portfolio  plus or minus the  unrealized  gain or loss on those open  positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts.  If this limitation is exceeded at any time, a Fund will take prompt  action to close out a sufficient  number of open  contracts to bring its open futures and options positions within this limitation.

Margin in Futures Transactions

     Unlike the  purchase or sale of a security,  a Fund does not pay or receive money  upon the  purchase  or sale of a futures  contract.  Rather,  the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted).  The nature of initial margin in futures  transactions  is different  from that of margin in securities transactions  in that  futures  contract  initial  margin  does not  involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good-faith  deposit on the contract which is returned to the Fund upon  termination  of the futures  contract,  assuming  all contractual obligations have been satisfied.

     A  futures  contract  held  by a Fund  is  valued  daily  at  the  official settlement  price of the exchange on which it is traded.  Each day the Fund pays or receives cash, called "variation  margin," equal to the daily change in value of the futures contract.  This process is know as "marking to market." Variation margin  does not  represent  a  borrowing  or loan by the  Fund  but is  instead settlement between the Fund and the broker of the amount one would owe the other if the  futures  contract  expires.  In  computing  its daily  NAV,  a Fund will mark-to-market its open futures positions.

     The Funds are also required to deposit and maintain  margin when they write call options on futures contracts.

Purchasing Put and Call Options on Portfolio Securities

     The Funds may  purchase put and call  options on  portfolio  securities  to protect against price movements in particular  securities.  A put option gives a
Fund, in return for a premium,  the right to sell the underlying security to the writer  (seller) at a  specified  price  during the term of the  option.  A call option gives a Fund,  in return for a premium,  the right to buy the  underlying security from the seller.

     Capital  Appreciation  Fund may only buy put options  which are listed on a recognized options exchange.

Writing Covered Put and Call Options on Portfolio Securities

     As writer of a call option, a Fund has the obligation, upon exercise of the option during the option period, to deliver the underlying security upon payment of the exercise price. As a writer of a put option, a Fund has the obligation to purchase a security  from the  purchaser  of the option upon the exercise of the option.

     A Fund may  only  write  call  options  either  on  securities  held in its portfolio or on securities  which it has the right to obtain without  payment of further  consideration  (or has segregated  cash in the amount of any additional consideration).  In the case of put options,  a Fund will segregate cash or U.S.
Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

Stock Index Futures and Options

     The Mid Cap Equity Fund may utilize stock index futures contracts,  options and options on stock index futures contracts, subject to the limitation that the value of these  futures  contracts and options will not exceed 20% of the Fund's total assets.  These  futures  contracts and options will be used to handle cash flows into and out of the Fund and to potentially  reduce  transactional  costs, since  transactional  costs associated with futures and options contracts can be lower than costs stemming from direct investments in stocks.

Special Transactions

Reverse Repurchase Agreements

     Reverse repurchase  agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the  securities,  and agrees to repurchase them at an agreed upon time and price.  A reverse  repurchase  agreement  may be viewed as a type of borrowing by the Fund.  Reverse  repurchase  agreements  are subject to credit  risks.  In addition,  reverse  repurchase  agreements  create leverage risks because the Fund must  repurchase  the  underlying  security at a higher  price,  regardless  of the market  value of the  security at the time of repurchase.

Delayed Delivery Transactions

     Delayed  delivery  transactions,  including when issued  transactions,  are arrangements in which a Fund buys  securities for a set price,  with payment and delivery  of the  securities  scheduled  for a future  time.  During  the period between  purchase and  settlement,  no payment is made by the Fund to the issuer and no interest  accrues to the Fund. The Fund records the  transaction  when it agrees to buy the securities  and reflects their value in determining  the price of its shares. Settlement dates may be a month or more after entering into these transactions  so that the market values of the  securities  bought may vary from the purchase prices.  Therefore,  delayed delivery  transactions create interest rate risks for a Fund.  Delayed delivery  transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (TBAs)

     As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date.  However,  the seller does not specify the particular securities to be delivered.  Instead,  a Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, a Fund and the seller  would  agree  upon the  issuer,  interest  rate and terms of the underlying  mortgages.  The seller would not  identify  the specific  underlying mortgages until it issues the security.  TBA mortgage backed securities increase interest rate risks because the underlying  mortgages may be less favorable than anticipated by a Fund.

Dollar Rolls

     Dollar rolls are transactions where a Fund sells mortgage backed securities with a commitment to buy similar, but not identical,  mortgage backed securities on a future date at a lower price. Normally, one or both securities involved are
TBA mortgage backed securities.  Dollar rolls are subject to interest rate risks and credit risks.

Securities Lending

     A Fund may lend  portfolio  securities to borrowers  that the Adviser deems creditworthy.  In return,  the Fund receives cash or liquid  securities from the borrower as collateral.  The borrower must furnish additional  collateral if the market value of the loaned securities increases. Also, the borrower must pay the
Fund  the  equivalent  of any  dividends  or  interest  received  on the  loaned securities.

     The Fund will  reinvest cash  collateral  in securities  that qualify as an acceptable  investment for the Fund. However,  the Fund must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Fund or the borrower.
The Fund will not have the right to vote on  securities  while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay  administrative  and custodial fees in connection  with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

     Securities lending activities are subject to interest rate risks and credit risks.

Asset Coverage

     In order to secure its obligations in connection with derivatives contracts or special  transactions,  a Fund will either own the underlying  assets,  enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's  obligations.  Unless the Fund has other readily  marketable  assets to set aside,  it cannot trade assets used to secure such  obligations  without  entering into an offsetting  derivative  contract or terminating  a special  transaction.  This may cause the Fund to miss  favorable trading  opportunities  or to realize losses on derivative  contracts or special transactions.

Investing in Securities of Other Investment Companies

     The Funds may invest assets in securities  of other  investment  companies, including the securities of affiliated money market funds, as an efficient means of carrying out their  investment  policies and managing their  uninvested cash.
Any such investment by a Fund may be subject to duplicate expenses. However, the
Adviser will waive its investment  advisory fee on assets invested in securities of other  investment  companies.  The Adviser  believes  that the  benefits  and efficiencies of this approach should outweigh the potential additional expenses.
The Funds may also invest in such securities directly.

Investment Ratings

     A nationally  recognized rating service's two highest rating categories are determined  without  regard for  sub-categories  and  gradations.  For  example, securities rated SP-1+, SP-1, or SP-2 by S&P,  MIG-1 or MIG-2 by Moody's, or
F-1+,  F-1, or F-2 by Fitch Ratings  ("Fitch") are all considered to be rated in one of the two highest short-term rating categories.  The Cash Reserve Fund will follow  applicable  regulations in determining  whether a security rated by more than one  rating  service  can be  treated  as  being in one of the two  highest short-term rating  categories;  currently,  such securities must be rated by two rating services in one of their two highest rating  categories.  See "Regulatory
Compliance."

     The Adviser will  determine  whether a security is  investment  grade based upon the credit ratings given by one or more NRSRO. For example,  the S&P, a rating service,  assigns ratings to investment grade securities (AAA, AA, A, and
BBB) based on their  assessment of the  likelihood of the issuer's  inability to pay  interest or principal  (default)  when due on each  security.  Lower credit ratings  correspond  to higher  credit  risk.  If a security  has not received a rating, a Fund must rely entirely upon the Adviser's credit  assessment that the security is comparable to investment grade.

INVESTMENT RISKS

     There are many factors which may affect an investment in the Fund. A Fund's principal  risks are described in the  prospectus.  Additional  risk factors are outlined below.

Liquidity Risks

o    Trading  opportunities  are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable  price or time.  Consequently,  a Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment  opportunity,  any of which could have a negative  effect on the
     Fund's  performance.  Infrequent  trading of securities may also lead to an increase in their price volatility.

o    Liquidity risk also refers to the  possibility  that a Fund may not be able to sell a security or close out a derivative  contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

o    OTC  derivative  contracts  generally  carry  greater  liquidity  risk than exchange-traded contracts.

Currency Risks

o    Exchange rates for currencies  fluctuate daily. The combination of currency risk and market  risk tends to make  securities  traded in foreign  markets more volatile than securities traded exclusively in the United States.

o    The Adviser  attempts to manage currency risk by limiting the amount a Fund invests  in  securities  denominated  in a  particular  currency.  However, diversification  will not protect a Fund against a general  increase in the value of the U.S. dollar relative to other currencies.

Risks of Foreign Investing

o    Foreign  securities  pose  additional  risks  because  foreign  economic or political conditions may be less favorable than those of the United States.
     Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

o    Foreign  companies  may  not  provide  information   (including   financial
     statements)  as  frequently  or to as great an extent as  companies  in the
     United  States.  Foreign  companies may also receive less coverage than U.S companies by market analysts and the financial press. In addition,  foreign countries may lack uniform  accounting,  auditing and  financial  reporting standards or regulatory requirements comparable to those applicable to U.S.
     companies.  These factors may prevent a Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information  available  concerning  companies in the United
     States.

o    Foreign  countries may have restrictions on foreign ownership of securities or may impose exchange controls,  capital flow restrictions or repatriation restrictions  which  could  adversely  affect  the  liquidity  of a  Fund's investments.

o    Trading  opportunities  are more limited for fixed income  securities  that
     have  not  received  any  credit  ratings,   have  received  ratings  below
     investment grade or are not widely held.

Risks Related To Hedging

     When a Fund uses  financial  futures  and  options  on  futures  as hedging devices,  there is a risk  that the  prices  of the  securities  subject  to the futures contracts may not correlate  perfectly with the prices of the securities in the Fund's  portfolio.  This may cause the futures  contracts and any related options to react differently than the portfolio securities to market changes. In addition,  a Fund's  Adviser  could be incorrect in its  expectations  about the direction or extent of market factors, such as interest rate movements. In these events, the Fund may lose money on the futures contracts or options. When a Fund writes a call  option,  it retains the risk of a market  decline in the price of the underlying security,  but gives up the right to capital appreciation of that security above the "strike price" of the option.

     It is  not  certain  that a  secondary  market  for  positions  in  futures contracts or for options will exist at all times. Although a Fund's Adviser will consider  liquidity  before  entering  into  options  transactions,  there is no assurance  that a liquid  secondary  market on an  exchange  will  exist for any particular futures contract or option at any particular time. The Funds' ability to  establish  and close out  futures  and  options  positions  depends  on this secondary market.

o    A Fund  will not  participate  in  futures  transactions  if the sum of its initial  margin  deposits  on open  contracts  will exceed 5% of the market value of the Fund's total assets,  after taking into account the unrealized profits and losses on those contracts into which it has entered;

o    The Funds will not enter into these contracts for speculative purposes; and

o    Since the Funds do not constitute a commodity pool, they will not market as such,  nor serve as  vehicles  for  trading in the  commodities  futures or commodity options markets.

     In this regard,  the Funds will disclose to all  prospective  investors the limitations  on its futures and options  transactions,  and will make clear that these  transactions are entered into only for bona fide hedging purposes or such other purposes permitted under regulations  promulgated by the Commodity Futures
Trading  Commission  (CFTC).  The  Funds  intend  to  claim  an  exclusion  from registration as a commodity pool operator under the  regulations  promulgated by the CFTC.  When a Fund  purchases  futures  contracts  or writes put  options on futures  contracts,  an  amount  of  cash  and  cash  equivalents  equal  to the underlying  commodity  value of the futures  contracts  (less any related margin deposits) or equal to the exercise price of the put options will be deposited in a segregated account with the Fund's custodian (or broker, if legally permitted)
to  collateralize  the position and thereby  insure that the use of such futures contracts is unleveraged.

Fundamental INVESTMENT Objectives and Policies

     The investment objectives and fundamental policies of the Fund's may not be changed by the Fund's Board without shareholder approval.

o    Capital Appreciation Fund seeks to provide growth of capital and income;

o    Louisiana  Municipal  Income Fund seeks to provide  current income which is generally  exempt from federal  regular income tax and the personal  income taxes imposed by the state of Louisiana;

o    Mid Equity Cap Fund seeks total return;

o    Total Return Bond Fund seeks to maximize total return;

o    U.S. Government Income Fund seeks to provide current income;

o    Cash Reserve Fund seeks to provide current income consistent with stability of principal; and

o    U.S.  Treasury Money Market Fund seeks to provide current income consistent with stability of principal and liquidity.

     As a matter of fundamental policy, the Louisiana Municipal Income Fund will invest  its  assets so that,  under  normal  circumstances,  at least 80% of its annual interest income is exempt from federal regular and Louisiana state income taxes or at  least  80% of its net  assets  are  invested  in  obligations,  the interest  income from which is exempt from federal  regular and Louisiana  state income taxes.  As a matter of fundamental  policy,  the average  maturity of the securities  in Cash  Reserve  Fund's  portfolio,  computed on a  dollar-weighted basis, will be 120 days or less.

INVESTMENT LIMITATIONS

Diversification of Investments

     With respect to securities comprising 75% of the value of its total assets, a Fund (except Louisiana  Municipal Income Fund) will not purchase securities of any one issuer (other than cash; cash items,  securities issued or guaranteed by the  government  of the United States or its agencies or  instrumentalities  and repurchase  agreements  collateralized by such U.S. government  securities;  and securities of other investment  companies) if, as a result,  more than 5% of the value of its total assets would be invested in securities of that issuer, or the
Fund  would  own more  than 10% of the  outstanding  voting  securities  of that issuer.

Issuing Senior Securities and Borrowing Money

     A  Fund  may  borrow  money,  directly  or  indirectly,  and  issue  senior securities to the maximum extent  permitted under the Investment  Company Act of
1940 ("1940 Act").

Concentration of Investments

     Capital  Appreciation  Fund and Mid Cap Equity  Fund will not invest 25% or more of their  respective  total assets in  securities  of issuers  having their principal business activities in the same industry.  Total Return Bond Fund will not  invest  25% or more of the value of its total  assets in any one  industry.
However,  investing  in U.S.  government  obligations  shall  not be  considered investments in any one industry. Cash Reserve Fund will not invest more than 25%
of the value of its total assets in any one industry except  commercial paper of finance  companies.  However,  investing in bank  instruments  (such as time and demand deposits and  certificates of deposit),  U.S.  government  obligations or instruments  secured  by these  money  market  instruments,  such as  repurchase agreements,  shall  not be  considered  investments  in any one  industry.  With respect to  securities  comprising  75% of the value of its total  assets,  U.S.
Treasury Money Market Fund will not purchase securities of any one issuer (other than cash,  cash items or securities  issued or guaranteed by the  government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S.  Treasury  securities) if as a result more than 5% of the value of its total  assets would be invested in the  securities  of that issuer.
(For purposes of this  limitation,  U.S.  Treasury  Money Market Fund  considers instruments issued by a U.S. branch of a domestic bank having capital,  surplus, and undivided profits in excess of $100,000,000 at the time of investment, to be
"cash items.")

Investing in Real Estate

     A Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from  investing  in issuers  which  invest,  deal,  or otherwise  engage in  transactions  in real  estate  or  interests  therein,  or investing in securities that are secured by real estate or interests  therein. A
Fund may  exercise  its rights  under  agreements  relating to such  securities, including  the right to  enforce  security  interests  and to hold  real  estate acquired by reason of such enforcement  until that real estate can be liquidated in an orderly manner.

Investing in Commodities

     A Fund may not purchase or sell  physical  commodities,  provided  that the
Fund may purchase securities of companies that deal in commodities.

Underwriting

     A Fund may not underwrite the securities of other issuers,  except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio  securities,  under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

     A Fund may not make loans,  provided that this restriction does not prevent the Fund from purchasing debt obligations,  entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

     The above limitations  cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting  securities," as defined by the 1940 Act. The following  limitations,  however,  may be changed by the Board without shareholder approval.  Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin

     A Fund will not purchase  securities  on margin  provided that the Fund may obtain short-term  credits necessary for the clearance of purchases and sales of securities.

Pledging Assets

     A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities  in connection  with any
permissible   borrowing  or  to  collateral   arrangements  in  connection  with
permissible activities.

Restricted and Illiquid Securities

     A Fund may invest in restricted  securities.  Restricted securities are any securities in which a Fund may invest  pursuant to its investment  objective and policies  but  which  are  subject  to  restrictions  on  resale  under  federal securities  law.  Under  criteria  established  by the Board certain  restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid,  the Funds will limit their purchase,  together with other illiquid  securities to 15% (for the Money Market Funds, 10%)of their net assets.

Acquiring Securities

     Cash Reserve Fund will not acquire the voting  securities of any issuer. It will not invest in securities of a company for the purpose of exercising control or management.

Investing in Other Investment Companies

     A Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment  policies.  It should be noted
that investment companies incur certain expenses,  such as management fees, and, therefore,  any investment by the Fund in shares of other  investment  companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other  investment  companies may include shares of money market funds, including funds affiliated with the Fund's investment adviser.

Writing Covered Call Options and Purchasing Put Options

     Capital  Appreciation  Fund and Mid Cap  Equity  Fund will not  write  call options on securities  unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable  form without further payment or after segregating cash in the amount of any further payment.  A Fund will not purchase  put options on  securities,  other than put options on stock  indices, unless the securities  are held in the Fund's  portfolio and not more than 5% of the value of the Fund's net assets  would be  invested  in  premiums on open put option positions.

     Total Return Bond Fund will not purchase put options on  securities  unless the securities are held in the Fund's portfolio.  The Fund will not write put or call options or purchase put or call options in excess of 5% of the value of its total assets.

     U.S.  Government Income Fund will not write covered put and call options on securities  unless the securities are held in the Fund's portfolio or unless the
Fund is entitled to them in deliverable  form without  further  payment or after segregating cash or U.S.  Treasury  obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not purchase put  options  on  securities  unless  the  securities  are  held  in the  Fund's portfolio.

Regulatory Compliance

     The Money Market Funds may follow non-fundamental operational policies that are more restrictive than the fundamental investment  limitations,  as set forth in the  prospectus  and this SAI,  in order to comply with  applicable  laws and regulations,  including the provisions of and regulations under the 1940 Act. In particular,  the Funds will comply with the  various  requirements  of Rule 2a-7
(the Rule),  which regulates money market mutual funds. The Funds will determine the  effective  maturity of  investments  according  to the Rule.  The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES

     Market  values of the Fund's  (except  the Money  Market  Funds)  portfolio securities are determined as follows:

o    for equity  securities,  according  to the last sale price in the market in which they are primarily traded (either a national  securities  exchange or the over-the-counter market), if available;

o    in the absence of recorded  sales for equity  securities,  according to the mean between the last closing bid and asked prices;

o    futures  contracts  and  options  are  generally  valued at  market  values established  by the  exchanges  on which  they are  traded  at the close of trading on such exchanges.  Options traded in the  over-the-counter  market are  generally  valued  according  to the mean between the last bid and the last asked  price for the option as  provided  by an  investment  dealer or other  financial  institution  that  deals in the  option.  The  Board  may determine in good faith that another method of valuing such  investments is necessary to appraise their fair market value;

o    for fixed  income  securities,  according to the mean between bid and asked prices as furnished by an independent  pricing  service,  except that fixed income  securities  with  remaining  maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

o    for all other  securities  at fair value as determined in good faith by the
     Board.

     Prices provided by independent  pricing services may be determined  without relying exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  stability,  risk,  coupon rate, maturity,  type of issue,  trading  characteristics,  and other  market  data or factors.  From time to time,  when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Board has decided that the best method for determining the value of the
Money Market Funds' portfolio  instruments is amortized cost. Under this method, portfolio  instruments  are  valued  at the  acquisition  cost as  adjusted  for amortization  of premium or  accumulation  of  discount  rather  than at current market  value.  Accordingly,  neither the amount of daily  income nor the NAV is affected by any unrealized  appreciation or  depreciation  of the portfolio.  In periods of declining  interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar  computation made by using a method of  valuation  based  upon  market  prices and  estimates.  In periods of rising interest rates, the opposite may be true.

     The Money  Market  Funds'  use of the  amortized  cost  method  of  valuing portfolio instruments depends on their compliance with certain conditions in the
Rule promulgated by the Securities and Exchange  Commission (SEC) under the 1940
Act. Under the Rule, the Board must establish procedures  reasonably designed to stabilize  the NAV per Share,  as  computed  for  purposes of  distribution  and redemption,  at $1.00 per Share,  taking into account current market  conditions and the Funds'  investment  objective.  The  procedures  include  monitoring the relationship  between the  amortized  cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any,  steps  should  be taken if there is a  difference  of more  than 0.5 of 1%
between the two values. The Board will take any steps they consider  appropriate
(such as  redemption in kind or shortening  the average  portfolio  maturity) to minimize any material  dilution or other unfair results arising from differences between the two methods of determining NAV.

Trading in Foreign Securities

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock  Exchange  (NYSE).  In  computing  its NAV, a Fund values  foreign  securities at the latest closing price on the exchange on which they are traded  immediately  prior to the closing of the NYSE.  Certain foreign currency  exchange  rates may also be determined at the latest rate prior to the closing  of the NYSE.  Foreign  securities  quoted  in  foreign  currencies  are translated into U.S. dollars at current rates. Occasionally,  events that affect these  values and exchange  rates may occur  between the times at which they are determined  and the closing of the NYSE.  If such events  materially  affect the value of  portfolio  securities,  these  securities  may be valued at their fair value as  determined  in good faith by the  Funds'  Board,  although  the actual calculation may be done by others.

WHAT DO SHARES COST?

     The Funds' (except the Money Market Funds) NAV per Share  fluctuates and is based on the market value of all securities and other assets of the Funds.

     The NAV for Class A Shares and Class B Shares of Capital Appreciation, Fund
Louisiana  Municipal  Income Fund, and Mid Cap Equity Fund may differ due to the variance in daily net income realized by each class.  Such variance will reflect only  accrued net income to which the  shareholders  of a  particular  class are entitled.


REDUCING or eliminating THE FRONT-END SALES CHARGE

     You can reduce or eliminate the applicable  front-end  sales charge for the
Equity  and  Income  Funds,  as  follows.  Hibernia  National  Bank (HNB) or the
Distributor must be notified by you in writing or by your financial  institution in order to reduce or eliminate the sales charge.


Quantity Discounts

     Larger purchases of Class A Shares of Capital  Appreciation Fund, Louisiana
Municipal  Income Fund and Mid Cap Equity  Fund and Shares of Total  Return Bond
Fund or U.S.  Government  Income Fund reduce the sales  charge you pay.  You can combine  purchases  of Shares made on the same day by you,  your spouse and your children  under age 21. In addition,  purchases made at one time by a trustee or fiduciary  for a single  trust  estate  or a  single  fiduciary  account  can be combined.

Accumulated Purchases

     If you make an additional  purchase of Shares, you can count previous Share purchases still invested in a Fund in calculating the applicable sales charge on the additional purchase.

Concurrent Purchases

     You  can  combine  concurrent  purchases  of  Class  A  Shares  of  Capital
Appreciation Fund,  Louisiana  Municipal Income Fund and Mid Cap Equity Fund and
Shares of Total Return Bond Fund or U.S.  Government  Income Fund in calculating the applicable sales charge. The sales charge will be reduced after the purchase is confirmed.

Letter of Intent

     You can sign a Letter of Intent  committing to purchase a certain amount of the Class A Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund
and Mid Cap Equity Fund and Shares of Total Return Bond Fund and U.S. Government
Income Fund within a 13-month  period to combine such  purchases in  calculating the sales charge.  The Fund's  custodian will hold Shares in escrow equal to the maximum  applicable  sales  charge.  If you complete  the Letter of Intent,  the
Custodian  will  release  the  Shares in escrow to your  account.  If you do not fulfill the Letter of Intent,  the Custodian will redeem the appropriate  amount from the Shares held in escrow to pay the sales charges that were not applied to your purchases.

Reinvestment Privilege

     You may reinvest, within 30 days (within 120 days for an IRA account), your
Share  redemption  proceeds at the next determined NAV without any sales charge.
HNB or the Distributor  must be notified by you or your financial  institutional in writing of the  reinvestment  in order to  eliminate a sales  charge.  If you redeem your Shares in a Fund, there may be tax consequences.

Purchases by Affiliates of the Fund

     The  following  individuals  may buy Shares at NAV without any sales charge because there are nominal sales efforts associated with their purchases.

o    the Trust  Division of HNB or other  affiliates  of HNB for funds which are held in a fiduciary, agency, custodial, or similar capacity;

o    Trustees/Directors and employees of the Trust, HNB, or their affiliates and the spouses,  children,  parents, and the parents of the spouse of any such person;

o    retired  Trustees/Directors  and retired  employees of HNB, and the spouse, children, parents and the parents of the spouse of any such person;

o    any  accounts  for which such an employee  serves in a  fiduciary,  agency, custodial, or similar capacity;

o    Trustees/Directors  and  employees  of  Edgewood  Services,   Inc.  or  its
     affiliates;

o    retired  Trustees/Directors and retired employees of any bank or investment dealer who has a sales agreement with Edgewood  Services,  Inc. with regard to the Funds, and their spouses and children; and

o    investors who purchase Shares through The Personal Portfolio Manager(R), an investment  program sponsored by Hibernia  Investments,  L.L.C.  (HILLC) or other similar asset allocation  programs made available  through  financial institutions who have established dealer agreements with Edgewood Services,
     Inc.

REDUCING OR ELIMINATING THE CONTINGENT DEFERRED SALES CHARGE - Class B Shares

     These reductions or eliminations are offered because:  no sales commissions
have  been  advanced  to  the  investment   professional   selling  Shares;  the
shareholder  has already paid a Contingent  Deferred  Sales  Charge  (CDSC);  or nominal sales efforts are associated with the original purchase of Shares.

     Upon  notification to the Distributor or the Funds' transfer agent, no CDSC will be imposed on redemptions:

o    the  portion  of which is  attributable  to  increases  in the value of the account due to increases in the NAV per Share;

o    of Shares acquired through reinvestment of dividends and capital gains;

o    of Shares held for more than six years after the end of the calendar  month of acquisition;

o    following  the death or  post-purchase  disability,  as  defined in Section
     72(m)(7)  of the  Internal  Revenue  Code of 1986,  of the  last  surviving shareholder;

o    representing minimum required  distributions from an Individual  Retirement
     Account or other  retirement plan to a shareholder who has attained the age of 70 1/2; and

o    which are involuntary  redemptions processed by a Fund because the accounts do not meet the minimum balance requirements.

HOW ARE THE FUNDS SOLD?

     Under the Distributor's  Contract with the Fund, the Distributor  (Edgewood
Services, Inc.) offers Shares on a continuous, best-efforts basis.

front-end SALES CHARGE REALLOWANCES

     For  sales  of Class A  Shares  of  Capital  Appreciation  Fund,  Louisiana
Municipal  Income Fund and Mid Cap Equity  Fund and Shares of Total  Return Bond
Fund and  U.S.  Government  Income  Fund,  HNB and any  authorized  dealer  will normally receive up to 100% of the applicable  sales charge.  Any portion of the sales charge which is not paid to HNB, HILLC or a dealer will be retained by the
Distributor.  For sales of Class B Shares of Capital  Appreciation Fund, Mid Cap
Equity Fund,  Louisiana  Municipal  Income Fund and Cash Reserve Fund, HILLC and
any authorized  dealer will normally receive up to 100% of the CDSC. Any portion of the sales  charge or  contingent  deferred  sales charge which is not paid to
HNB,  HILLC,  or a dealer  will be  retained by the  Distributor.  However,  the
Distributor, in its sole discretion, may uniformly offer to pay to HNB, HILLC or a dealer  selling  shares of the Funds,  all or a portion of the sales charge or
CDSC it  normally  retains.  Such  payments  may,  to the  extent  permitted  by applicable  laws,  rules and  regulations,  take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational facilities, or items of material value.

RULE 12B-1 PLAN

     As a  reimbursement-type  plan,  the Rule 12b-1 Plan is designed to pay the
Distributor  (who  may  then  pay  investment   professionals   such  as  banks,
broker/dealers,  trust departments of banks, and registered investment advisers)
for the provision of  administrative  services  (such as the provision of office
space,  equipment,   telephone  facilities  and  various  personnel,   including
clerical, supervisory, and computer, as necessary or beneficial to establish and maintain  shareholder  accounts and records,  processing purchase and redemption transactions,  and performing  other  services)  marketing  activities  (such as advertising, printing and distributing prospectuses, and providing incentives to investment  professionals)  to promote sales of Shares so that a Fund's  overall assets are  maintained  or  increased.  This helps a Fund  achieve  economies of scale,  reduce  per Share  expenses,  and  provide  cash for  orderly  portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund  reimburses  the  Distributor  only  for  those  payments  made to investment  professionals up to the maximum Rule 12b-1 Plan fee. The Distributor may  seek  reimbursement  in  following  years  for  any  unreimbursed  expenses permitted  under the Plan. In no event will the Fund pay for any expenses of the
Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some  classes of Shares,  the  maximum  Rule 12b-1 Plan fee that can be paid in any one  year  may not be  sufficient  to  cover  the  marketing-related expenses the Distributor has incurred.  Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES - class b shares

     The Capital  Appreciation  Fund,  Louisiana  Municipal Income Fund, Mid Cap
Equity  Fund  and  Cash  Reserve  Fund may pay  Federated  Shareholder  Services
Company, a subsidiary of Federated Investors,  Inc.  (Federated),  for providing shareholder services and maintaining shareholder accounts. Federated Shareholder
Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals and financial institutions may be paid fees out of the assets of the Distributor, HILLC, HNB, or their affiliates (but not out of a
Fund's  assets).  The  Distributor  may  be  reimbursed  by the  Adviser  or its affiliates.

     Investment  professionals and financial  institutions receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales  literature,  conducting  training  seminars for employees,  and
engineering   sales-related   computer  software  programs  and  systems.  Also,
investment  professionals may, to the extent permitted by applicable laws, rules and regulations,  be paid cash or promotional incentives,  such as reimbursement of certain expenses  relating to attendance at informational  meetings about the
Funds or other  special  events  at  recreational-type  facilities,  or items of material value.

     When an investment professional's customer purchases Shares, the investment professional may receive an amount up to 5.50% of the NAV of Class B Shares.

     When an  investment  professional  sells  Class A Shares  of  greater  than
$1,000,000  but less than  $3,000,000  in any one  transaction,  the  investment professional  may receive an amount up to 1% of the Class A Shares so purchased.
When an investment  professional sells Class A Shares of greater than $3,000,000 but less than $7,000,000 in any one transaction, the investment professional may receive  an  amount  up to 0.50% of the  Class A Shares  so  purchased.  When an investment  professional  sells Class A Shares of greater than $7,000,000 in any one transaction,  the investment  professional may receive an amount up to 0.25%
of the Class A Shares so  purchased.  When an advance  commission  is paid under this program,  redemptions  within 24 months of the applicable  purchase will be subject  to a  1.00%  contingent  deferred  sales  charge  as  disclosed  in the prospectus.

EXCHANGING SECURITIES FOR SHARES

     You may contact the Distributor to request a purchase of Shares in exchange for securities  you own with a value of at least $25,000.  The Funds reserve the right to  determine  whether to accept your  securities.  A Fund will value your securities in the same manner as it values its assets.  This exchange is treated as a sale of your securities for federal tax purposes.

REDEMPTION IN KIND

     Although the Funds intend to pay Share  redemptions  in cash,  they reserve the right, as described  below, to pay the redemption  price in whole or in part by a distribution of the Funds' portfolio securities.

     Because the Funds have  elected to be governed by Rule 18f-1 under the 1940
Act, the Funds are obligated to pay Share  redemptions to any one shareholder in cash only up to the lesser of  $250,000 or 1% of the net assets  represented  by such Share class during any 90-day period.

     Any Share redemption  payment greater than this amount will also be in cash unless the Funds' Board  determines  that payment  should be in kind.  In such a case,  the Fund will pay all or a portion of the remainder of the  redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio  securities  will be selected in a manner that the Funds'  Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption.  If redemption is made in kind,  shareholders  receiving the portfolio securities and selling them before  their  maturity  could  receive  less than the  redemption  value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances,  shareholders may be held personally liable as partners under  Massachusetts  law for  obligations of the Trust. To protect its shareholders,  the Trust has  filed  legal  documents  with  Massachusetts  that expressly  disclaim the liability of its shareholders for acts or obligations of the Funds.

     In the unlikely event a shareholder is held personally  liable for a Fund's obligations,  the  Trust  is  required  by the  Declaration  of Trust to use its property to protect or compensate the  shareholder.  On request,  the Trust will defend any claim made and pay any judgment  against a shareholder for any act or obligation of a Fund.  Therefore,  financial  loss resulting from liability as a shareholder  will occur only if the Trust itself cannot meet its  obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION
VOTING RIGHTS

     Each share of a Fund gives the  shareholder  one vote in Trustee  elections and other matters submitted to shareholders for vote.

     All Shares of the Trust have equal  voting  rights,  except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees  may be  removed  by the  Board or by  shareholders  at a  special meeting.  A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's  outstanding shares of all series entitled to vote.

     As of December 2, 2002,  the following  shareholders  of each Fund owned of record, beneficially, or both, 5% or more of a Fund's outstanding Shares:

Hibernia Capital Appreciation Fund  (Class A Shares)

     HIBILA,  Marshall  &  Ilsley  Trust Co.,  Milwaukee,  Wisconsin,  owned approximately 5,640,958 Class A Shares (43.50%);  HIBSPEC, Marshall & Ilsley
Trust Co., Milwaukee,  Wisconsin,  owned approximately  2,483,390 Class A Shares
(19.15%); HIBFUND, Marshall & Ilsley Trust Co., Milwaukee,  Wisconsin, owned approximately 2,093,248 Class A Shares (16.14%); and Hibernia National Bank, RPO
Retirement   Security   Plan  of  Hibernia,   New  Orleans,   Louisiana,   owned
approximately 1,669,801 Class A Shares (12.88%).

Hibernia Capital Appreciation Fund  (Class B Shares)

     There  were no  shareholders  of record  who owned 5% or more of the Fund's
Class B Shares.

Hibernia Louisiana Municipal Income Fund  (Class A Shares)

     HIBILA,  Marshall  &  Ilsley  Trust Co.,  Milwaukee,  Wisconsin,  owned approximately 2,935,906 Class A Shares (39.17%);  HIBSPEC, Marshall & Ilsley
Trust Co.,  Milwaukee,  Wisconsin,  owned  approximately  626,558 Class A Shares
(8.36%);  and HIBFUND,  Marshall & Ilsley Trust Co.,  Milwaukee,  Wisconsin,
owned approximately 695,595 Class A Shares (9.28%).

Hibernia Louisiana Municipal Income Fund  (Class B Shares)

     Donaldson Lufkin Jenrette,  Securities  Corporation  Inc., Jersey City, New
Jersey, owned approximately 66,531 Class B Shares (21.07%)

Hibernia Mid Cap Equity Fund (Class A Shares)

     HIBFUND,  Marshall  &  Ilsley Trust Co.,  Milwaukee,  Wisconsin,  owned approximately  2,531,710 Class A Shares  (63.86%);  Hibernia  National Bank, RPO
Retirement  Security  Plan of Hibernia  Corp.,  New  Orleans,  Louisiana,  owned approximately 549,839 Class A Shares (13.87%); and HIBILA, Marshall & Ilsley
Trust Co.,  Milwaukee,  Wisconsin,  owned  approximately  585,111 Class A Shares
(14.76%).

Hibernia Mid Cap Equity Fund (Class B Shares)

     Donaldson Lufkin Jenrette,  Securities  Corporation  Inc., Jersey City, New
Jersey, owned approximately 24,471Class B Shares (8.08%)

Hibernia Total Return Bond Fund

     HIBFUND,  Marshall  &  Ilsley Trust Co.,  Milwaukee,  Wisconsin,  owned approximately 3,257,260 Shares (69.63%);  Hibernia National Bank, RPO Retirement
Security Plan of Hibernia., New Orleans,  Louisiana, owned approximately 689,738
Shares (14.74%); and HIBSPEC,  Marshall Ilsley Trust Co., Milwaukee,  Wisconsin,
owned approximately 474,972 Shares (10.15%).

Hibernia U.S. Government Income Fund

     HIBILA,  Marshall  &  Ilsley  Trust Co.,  Milwaukee,  Wisconsin,  owned approximately  2,918,915 Shares (35.29%);  HIBSPEC,  Marshall & Ilsley Trust
Co.,  Milwaukee,  Wisconsin,  owned  approximately  2,465,128  Shares  (29.80%);
HIBFUND,   Marshall  &  Ilsley  Trust  Co.,  Milwaukee,   Wisconsin,   owned
approximately 1,893,530 Shares (22.89%).

Hibernia Cash Reserve Fund (Class A Shares)

     HIBSPEC,  Marshall  &  Ilsley Trust Co.,  Milwaukee,  Wisconsin,  owned approximately  145,825,255  Class A Shares (63.94%);  Hibernia National Bank RPO
Retirement   Security   Plan  of  Hibernia,   New  Orleans,   Louisiana,   owned
approximately  25,400,557 Class A Shares (11.14%);  and Hibernia  Insurance LLC,
New Orleans, Louisiana owned approximately 16,547,068 Class A Shares (7.25%).

Hibernia Cash Reserve Fund (Class B Shares)

Donaldson Lufkin Jenrette, Securities Corporation Inc., Jersey City, New Jersey, owned approximately 279,091 Class B Shares (35.93%).

Hibernia U.S. Treasury Money Market Fund

     HIBSPEC,  Marshall  &  Ilsley  Trust Co.,  Milwaukee  Wisconsin,  owned approximately 142,458,628 Shares (72.96%).

     Shareholders  owning 25% or more of outstanding Shares maybe in control and be able to  affect  the  outcome  of  certain  matters  presented  for a vote of shareholders.


TAX INFORMATION
FEDERAL INCOME TAX

     The Funds  intend to meet  requirements  of  Subchapter  M of the  Internal
Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive  special tax  treatment  and will be subject to pay federal corporate income tax.

     Each Fund will be treated as a single,  separate  entity for federal income tax purposes so that income earned and capital gains and losses  realized by the
Trust's other portfolios will be separate from those realized by a Fund.

     The Total Return Bond Fund and U.S.  Government Income Fund are entitled to a loss carry-forward,  which may reduce the taxable income or gain that the Fund would realize, and to which the shareholder would be subject, in the future.

FOREIGN INVESTMENTS

     If the Capital  Appreciation  Fund, Mid Cap Equity Fund,  Total Return Bond
Fund, or Cash Reserve Fund purchase foreign securities,  their investment income may be subject  to  foreign  withholding  or other  taxes that could  reduce the return on these  securities.  Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which a Fund would be subject.  The effective  rate of foreign tax cannot be predicted since the amount of Fund  assets to be  invested  within  various  countries  is
uncertain.   However,  the  Funds  intend  to  operate  so  as  to  qualify  for treaty-reduced tax rates when applicable.

     Distributions  from a Fund may be based on estimates of book income for the year. Book income  generally  consists solely of the coupon income  generated by the securities in the portfolio, whereas tax-basis income includes, in addition, gains or losses attributable to currency fluctuation.  Due to differences in the book and tax  treatment  of  fixed  income  securities  denominated  in  foreign currencies,  it is difficult to project  currency  effects on an interim  basis.
Therefore,  to the extent that currency  fluctuations  cannot be anticipated,  a portion of distributions  to shareholders  could later be designated as a return of  capital,  rather  than  income,  for  income tax  purposes,  which may be of particular concern to simple trusts.

     If a Fund invests in the stock of certain  foreign  corporations,  they may constitute  Passive  Foreign  Investment  Companies  (PFIC),  and a Fund  may be
subject to federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of a Fund's assets at the end of the tax year is  represented by stock or securities of foreign  corporations,  the Funds will qualify for certain Code provisions that would allow its shareholders to claim a foreign tax credit or deduction on their U.S.  income tax returns.  The Code may limit a shareholder's  ability to claim a foreign tax credit.  Shareholders  who elect to deduct their  portion of the Fund's  foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

Louisiana Municipal Income Fund--Additional Tax Information

     Shareholders  are not  required  to pay federal  regular  income tax on any dividends  received  from  Louisiana  Municipal  Income Fund that  represent net interest on tax exempt municipal securities.  However,  under the Tax Reform Act of 1986, dividends representing net interest earned on some municipal securities may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.

     The  alternative  minimum tax,  equal to up to 28% of  alternative  minimum taxable income for individuals and 20% for corporations, applies when it exceeds the regular tax for the taxable  year.  Alternative  minimum  taxable  income is equal to the  regular  taxable  income  of the  taxpayer  increased  by  certain
"tax-preference"  items not  included in regular  taxable  income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

     The Tax Reform Act of 1986 treats  interest on certain  "private  activity"
bonds issued after August 7, 1986, as a tax-preference item for both individuals and corporations. Unlike traditional governmental purpose municipal bonds, which finance roads, schools, libraries, prisons, and other public facilities, private activity bonds provide benefits to private parties.  Louisiana  Municipal Income
Fund may purchase all types of municipal securities,  including private activity bonds.  Thus, in any tax year, a portion of the Fund's  dividends may be treated as a tax-preference item.

     In addition, in the case of a corporate shareholder,  dividends of the Fund which represent  interest on municipal bonds may be subject to the 20% corporate alternative  minimum tax because the dividends  are included in a  corporation's
"adjusted current earnings." The corporate alternative minimum tax treats 75% of the  excess  of a  taxpayer's  pre-tax  "adjusted  current  earnings"  over  the taxpayer's alternative minimum taxable income as a tax-preference item.

     "Adjusted  current  earnings" is based upon the concept of a  corporation's
"earnings and profits." Since "earnings and profits" generally includes the full amount of any Fund dividend,  and  alternative  minimum  taxable income does not include the portion of the Fund's dividend attributable to municipal bonds which are  not  private  activity  bonds,  the  difference  will  be  included  in the calculation of the corporation's alternative minimum tax.

     Dividends  of Louisiana  Municipal  Income Fund  representing  net interest income  earned on some  temporary  investments  and any realized net  short-term gains are taxed as ordinary income.

     These tax consequences  apply whether  dividends are received in cash or as additional shares.  Information on the tax status of dividends and distributions is provided annually.

     Louisiana Taxes. Under existing  Louisiana laws,  distributions made by the
Fund are not subject to Louisiana income taxes provided that such  distributions qualify as  exempt-interest  dividends,  and represent interest from obligations which are issued by the State of Louisiana or any of its political subdivisions, which interest is exempt from federal income tax. Conversely, to the extent that distributions  made by the Fund are  attributable to other types of obligations, such distributions will be subject to Louisiana income taxes.

Other State and Local Taxes

     Income from Louisiana  Municipal  Income Fund is not necessarily  free from state  income taxes in states other than  Louisiana  or from  personal  property taxes.  With respect to all the Funds,  shareholders  are urged to consult their own tax advisers  regarding the status of their  accounts  under state and local tax laws.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's  business affairs and for exercising all the Trust's  powers except those  reserved for the  shareholders.
The  following  tables give  information  about each Board member and the senior officers of the Funds. Where required,  the tables separately list Board members who are "interested persons" of the Fund (i.e.,  "Interested" Board members) and those who are not (i.e.,  "Independent"  Board members).  The Trust currently is comprised  of seven  portfolios.  Unless  otherwise  noted,  each  Board  member oversees  all  portfolios  in  the  Hibernia  Fund  Complex  and  serves  for an indefinite term.

     As of December 2, 2002, the Funds' Board and Officers as a group owned less than 1% of the  outstanding  Class  A  Shares  and  Class B  Shares  of  Capital
Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash
Reserve  Fund and less than 1% of the  outstanding  Shares of Total  Return Bond
Fund, U.S. Government Income Fund and U.S. Treasury Money Market Fund.

 ------------------------------------------------------------------------
 Name                           Principal Occupations       Aggregate
 Birth Date                     for Past Five Years,        Compensation
 Address                        Other Directorships Held    From Trust
 Position With Trust            and Previous Positions
 Date Service Began
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 INTERESTED TRUSTEES BACKGROUND AND COMPENSATION
 ------------------------------------------------------------------------

 Edward C. Gonzales*             Principal Occupations:        $0
 Birth Date: October 22, 1930    President, Executive
 Federated Investors Tower       Vice President and
 1001 Liberty Avenue             Treasurer of some of the
 Pittsburgh, PA                  Funds in the Federated
 TRUSTEE                         Investors Fund Complex;
                                 Vice Chairman, Federated
 Began Serving: September 1991   Investors, Inc.;
                                 Trustee, Federated
                                 Administrative Services.

                                 Previous Positions:
                                 Trustee or Director of
                                 some of the Funds in the
                                 Federated Fund Complex;
                                 CEO and Chairman,
                                 Federated Administrative
                                 Services.
 ------------------------------

 ------------------------------------------------------------------------
 INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Arthur Rhew Dooley, Jr.        Principal Occupation:
 Birth Date: December 17, 1942  Registered Professional     $18,000
 2575 Ashley Street             Engineer; Chairman and
 Beaumont, TX                   CEO, Dooley
 TRUSTEE                        Tackaberry, Inc.
 Began Serving: July 1999       (distributors and
                                fabricators of fire
                                protection and safety
                                equipment),
                                1967 to Present.

                                Other Directorships Held:
                                Chairman and CEO, dba
                                Entire Business Technology
                                Center, 1983 to 1999;
                                Director, Loop Cold
                                Storage Company.

                                Previous Positions:
                                Director, UTM.D. Anderson
                                Cancer Center Board of
                                Visitors; Director, Texas
                                Energy Museum; Member,
                                World Presidents
                                Organization (former YPO
                                Members); Member, Society
                                of Fire Protection
                                Engineers.
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Teri G. Fontenot               Principal Occupation:
 Birth Date: June 16, 1953      President and Chief         $18,000
 18933 E. Pinnacle Circle       Executive Officer of
 Baton Rouge, LA                Woman's Hospital,
 TRUSTEE                        Certified Public
 Began Serving: June 2001       Accountant, MBA.

                                Other Directorships Held:
                                Immediate Past Chair of
                                Greater Baton Rouge
                                Chamber of Commerce, Chair
                                of Louisiana Hospital
                                Association, Federal
                                Reserve Bank of
                                Atlanta-New Orleans Branch
                                Board, Alliance Bank
                                Board, Committee of 100,
                                Chair-Elect Hospital
                                Billing and Collection
                                Services, Inc.; Board,
                                Louisiana Perinatal
                                Commission; LA Research
                                and Technology Foundation
                                Board; National Institute
                                of Health-Advisory Council
                                of Women's' Health
                                Research.
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
                                Principal Occupations:
 Joe N. Averett, Jr.            President of Crystal Gas    $18,000
 Birth Date: February 4, 1943   Storage, Inc., a wholly
 11000 Seville Quarters         owned subsidiary of El
 Shreveport, LA                 Paso (NYSE:EPG).
 TRUSTEE
 Began Serving: June 2001
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 OFFICERS**
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------

 Peter J. Germain               Principal Occupations:      $0
 Birth Date: September 3, 1959  Senior Vice President of
 1001 Liberty Avenue            Federated Services Company.
 Pittsburgh, PA
 PRESIDENT AND ASSISTANT        Previous Position: Senior
 SECRETARY                      Corporate Counsel,
                                Federated Investors, Inc.
 ------------------------------------------------------------------------
                                Principal Occupations:      $0
 Richard J. Thomas              Treasurer of the Federated
 Birth Date: June 17, 1954      Investors Fund Complex;
 1001 Liberty Avenue            Senior Vice President,
 Pittsburgh, PA                 Federated Administrative
 TREASURER                      Services.

                                Previous Positions: Vice
                                President, Federated
                                Administrative Services;
                                held various management
                                positions within Funds
                                Financial Services
                                Division of Federated
                                Investors, Inc.
 ------------------------------------------------------------------------

 Timothy S. Johnson             Principal Occupations:      $0
 Birth Date: July 31, 1961      Counsel, Reed Smith LLP.
 1001 Liberty Avenue
 Pittsburgh, PA                 Previous Positions: Vice
 SECRETARY                      President and Corporate
                                Counsel, Federated
                                Services Company;
                                Secretary, Edgewood
                                Services, Inc.; Secretary
                                or Assistant Secretary of
                                various funds distributed
                                by Edgewood Services, Inc.
                                and Federated Securities
                                Corp.
 ------------------------------------------------------------------------

* Mr. Gonzales is deemed an interested Trustee due to the positions that he holds with
Federated Investors, Inc., the parent company for the Funds' distributor.
**Officers do not receive any compensation from the Funds.

COMMITTEES of the board

Board     Committee        Committee Functions                         Meetings Held
                                                                        During Last
Committee Members                                                       Fiscal Year
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Executive Edward C.        In between meetings of the full Board,          None
          Gonzales         the Executive Committee generally may
                           exercise all the powers of the full Board
                           in the management and direction of the
                           business and conduct of the affairs of
                           the Trust in such manner as the Executive
                           Committee shall deem to be in the best
                           interests of the Trust.  However, the
                           Executive Committee cannot elect or
                           remove Board members, increase or
                           decrease the number of Trustees, elect or
                           remove any Officer, declare dividends,
                           issue shares or recommend to shareholders
                           any action requiring shareholder approval.

Audit     Joe N.           The Audit Committee reviews and                  Two
          Averett, Jr.     recommends to the full Board the
          ---------------  independent auditors to be selected to
          Arthur Rhew      audit the Fund`s financial statements;
          Dooley, Jr.      meet with the independent auditors
          Teri G.          periodically to review the results of the
          Fontenot         audits and report the results to the full
                           Board; evaluate the independence of the
                           auditors, review legal and regulatory
                           matters that may have a material effect
                           on the financial statements, related
                           compliance policies and programs, and the
                           related reports received from regulators;
                           review the Fund`s internal audit
                           function; review compliance with the
                           Fund's code of conduct/ethics; review
                           valuation issues; monitor inter-fund
                           lending transactions; review custody
                           services and issues and investigate any
                           matters brought to the Committee's
                           attention that are within the scope of
                           its duties.
Board ownership of shares in the HIBERNIA FUNDS AS OF DECEMBER 31, 2001

                      Dollar
    Interested       Range of
 Board Member Name Shares Owned
                     in Funds
--------------------------------
Edward Gonzales        NONE

-----------------------------------------------------------------------------

                      Dollar
    Independent      Range of
 Board Member Name  hares Owned
                   S in Funds
--------------------------------
Joe N. Averett, Jr.$50,001-$100,000
Arthur Rhew            NONE
Dooley, Jr.
Teri G. Fontenot       NONE
----------------------------------------------------------------------------
INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Funds.

     The Adviser  shall not be liable to the Trust or any Fund  shareholder  for any  losses  that may be  sustained  in the  purchase,  holding,  or sale of any security  or for  anything  done or  omitted  by it,  except  acts or  omissions
involving  willful  misfeasance,   bad  faith,  gross  negligence,  or  reckless
disregard of the duties imposed upon it by its contract with the Trust.

     Because of the internal controls  maintained by HNB to restrict the flow of
non-public  information,   Fund  investments  are  typically  made  without  any
knowledge of HNB's or its affiliates' lending relationships with an issuer.

Approval of Investment Advisory Contract

     As  required  by the 1940 Act,  the  Fund's  Board has  reviewed  the Funds investment  advisory  contract.  The Board's  decision  to approve the  contract reflects  the  exercise of its  business  judgment  on whether to  continue  the existing  arrangements.  During its review of the contract,  the Board considers many  factors,  among the most  material  of which are:  the  Funds'  investment objectives  and long term  performance;  the  Adviser's  management  philosophy, personnel,  and processes; the preferences and expectations of Fund shareholders and their relative  sophistication;  the continuing  state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services  provided to the Fund and its  shareholders  by the Hibernia organization  in  addition  to  investment  advisory  services;  and the  Funds'
relationship to other funds in the Hibernia fund family.

     In assessing the Adviser's  performance of its obligations,  the Board also considers  whether  there  has  occurred  a  circumstance  or event  that  would constitute  a reason for it to not renew an advisory  contract.  In this regard, the Board is mindful of the potential  disruptions of the Funds'  operations and various risks, uncertainties and other effects that could occur as a result of a decision to  terminate or not renew an advisory  contract.  In  particular,  the
Board  recognizes  that  most  shareholders  have  invested  in the Funds on the
strength  of  the  Adviser's   industry  standing  and  reputation  and  in  the
expectation  that the Adviser will have a continuing role in providing  advisory services to the Funds.

     The Board also  considers  the  compensation  and benefits  received by the
Adviser. This includes fees received for services provided to the Funds by other entities in the  Hibernia  organization  and research  services  received by the
Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard,  the Board is aware that various courts have  interpreted  provisions of the 1940 Act and have indicated in their  decisions  that the following  factors may be  relevant  to an  Adviser's  compensation:  the nature and quality of the services  provided by the Adviser,  including the performance of the Funds;  the
Adviser's  cost of providing the  services;  the extent to which the Adviser may realize  "economies  of scale" as the Funds grow larger;  any indirect  benefits that may accrue to the Adviser and its  affiliates  as a result of the Adviser's relationship  with the Funds;  performance and expenses of comparable funds; and
the extent to which the  independent  Board members are fully informed about all facts  bearing on the  Adviser's  service and fee.  The Funds' Board is aware of these  factors and takes them into account in its review of the Funds'  advisory contract.

     The  Board  considers  and  weighs  these  circumstances  in  light  of its substantial  accumulated  experience  in  governing  the Funds and working  with
Hibernia on matters relating to the Funds, and is assisted in its  deliberations by the advice of independent legal counsel.  In this regard,  the Board requests and  receives  a  significant  amount  of  information  about  the Funds and the
Hibernia  organization.  Hibernia  provides  much  of this  information  at each regular  meeting of the Board,  and furnishes  additional  reports in connection with the  particular  meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings,  the Board may receive information  on  particular  matters  as the  need  arises.  Thus,  the  Board's evaluation of an advisory  contract is informed by reports covering such matters as: the Adviser's  investment  philosophy,  personnel,  and processes;  a Fund's short- and long-term  performance  (in absolute terms as well as in relationship to its  particular  investment  program and certain  competitor  or "peer group"
funds),  and  comments  on  the  reasons  for  performance;  a  Fund's  expenses
(including the advisory fee itself and the overall expense  structure of a Fund, both in absolute terms and relative to similar and/or competing funds,  with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund's portfolio securities; the nature and extent of the advisory and other  services  provided to a Fund by the
Adviser and its  affiliates;  compliance and audit reports  concerning the Funds and the companies  that service them;  and relevant  developments  in the mutual fund industry and how the Funds and/or Hibernia are responding to them.

     The Board also receives  financial  information  about Hibernia,  including reports on the compensation and benefits Hibernia derives from its relationships with the  Funds.  These  reports  cover  not only the fees  under  the  advisory contracts,  but also fees  received for  providing  other  services to the Funds under  separate  contracts  (e.g.,  for  serving as the Funds'  custodian).  The reports also discuss any indirect  benefit  Hibernia may derive from its receipt of research services from brokers who execute fund trades.

     The Board  bases its  decision  to  approve  an  advisory  contract  on the totality of the circumstances and relevant factors,  and with a view to past and future  long-term  considerations.  Not all of the  factors  and  considerations identified above are relevant to every fund, nor does the Board consider any one of them to be  determinative.  Because the  totality of  circumstances  includes considering the  relationship of each Fund to the Hibernia family of funds,  the
Board does not approach  consideration  of every Fund's advisory  contract as if that were the only Fund offered by Hibernia.

Code of Ethics Restrictions On Personal Trading

     As required by SEC rules,  the Funds,  their Adviser,  and Distributor have adopted codes of ethics.  These codes govern  securities  trading  activities of investment personnel, Fund Trustees, and certain other employees.  Although they do permit these people to trade in securities, including those that a Fund could buy, they also contain significant  safeguards designed to protect the Funds and their  shareholders  from abuses in this area,  such as  requirements  to obtain prior approval for, and to report, particular transactions.

BROKERAGE TRANSACTIONS

     When  selecting  brokers  and  dealers to handle the  purchase  and sale of portfolio instruments,  the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio  instruments,  except when a better price and execution of the order can be obtained elsewhere.  The Adviser may select brokers and dealers based on whether they also offer  research  services (as  described  below).  In selecting  among  firms  believed to meet these  criteria,  the Adviser may give consideration  to those firms which have sold or are selling Shares of the Funds and other funds  distributed by the Distributor and its affiliates.  The Adviser makes  decisions  on  portfolio  transactions  and  selects  brokers and dealers subject to review by the Funds' Board.

     Investment  decisions  for the Funds are made  independently  from those of other  accounts  managed  by the  Adviser.  When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities  for sales will be allocated among the Funds and the accounts in a manner  believed  by the Adviser to be  equitable.  While the  coordination  and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by a Fund.

Research Services


     Research services may include advice as to the advisability of investing in securities;  security analysis and reports;  economic studies; industry studies;
receipt of quotations for portfolio evaluations;  and similar services. Research services may be used by the Adviser or by affiliates in advising other accounts.
To the extent that receipt of these services may replace  services for which the
Adviser or its  affiliates  might  otherwise  have paid, it would tend to reduce their  expenses.  The Adviser and its affiliates  exercise  reasonable  business judgment in selecting those brokers who offer brokerage and research services to execute securities  transactions.  They determine in good faith that commissions charged by such  persons  are  reasonable  in  relationship  to the value of the brokerage and research services  provided.  For the fiscal year ended August 31,
2002, the Funds' Adviser directed brokerage  transactions to certain brokers due to research services they provided.

     For the fiscal year ended  August 31,  2002,  the Fund's  Adviser  directed brokerage  transactions  to  certain  brokers  due  to  research  services  they provided.  Total amount of transactions  for the Capital  Appreciation  Fund was
$350,096.35,  for which the Fund paid $0.07 per share in brokerage  commissions.
Total amount of transactions  for the Mid Cap Equity Fund was  $259,827.60,  for
which the Fund paid $0.07 per share in brokerage commissions.


ADMINISTRATOR

     Federated  Administrative  Services,  a subsidiary of  Federated,  provides administrative  personnel  and services  (including  certain legal and financial reporting  services)  necessary to operate the Funds.  Federated  Administrative
Services  provides these at the following  annual rate of the average  aggregate daily net assets of the Funds as specified below:

                       Average Aggregate
--------------------   Daily Net Assets
Maximum                of the Federated Funds
Administrative Fee
0.150 of 1%            on the first $250 million
0.125 of 1%            on the next $250 million
0.100 of 1%            on the next $250 million
0.075 of 1%            on assets in excess of
                       $750 million

     The  administrative  fee received  during any fiscal year shall be at least
$50,000 per portfolio. Federated Administrative Services may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

-----------------------------------------------------------------------------

     Federated  Administrative  Services also provides,  or causes the provision of,  certain  accounting and  recordkeeping  services with respect to the Funds'
portfolio  investments for a fee based on each Fund's assets, plus out-of-pocket expenses.


CUSTODIAN

     Hibernia  National  Bank,  New Orleans,  Louisiana,  is  custodian  for the securities and cash of the Funds.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated   Services  Company,   through  its  registered   transfer  agent
subsidiary,  Federated  Shareholder  Services  Company,  maintains all necessary shareholder  records.  The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions  made by shareholders.  The fee is based on the level of a Fund's  average net assets for the period,  plus out-of-
pocket expenses.

INDEPENDENT Auditors

     The independent  auditor for the Trust, Ernst & Young LLP, conducts its audits in accordance with auditing  standards  generally  accepted in the United
States of  America,  which  require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUNDs FOR SERVICES

Capital Appreciation Fund
For the Year Ended August               2002                2001           2000
31
Advisory Fee Earned               $1,995,296          $2,595,257     $2,838,677
Advisory Fee Reduction                    $0                  $0             $0
Brokerage Commissions                $46,856
                                                         $79,911       $117,909
Administrative Fee                  $298,019            $376,558       $417,052
12b-1 Fee
Class A Shares                      $629,683                  --             --
Class B Shares                      $106,248                  --             --
Shareholder Services Fee
Class B Shares                       $35,416                  --             --

------------------------------------------------------------------------------

Louisiana Municipal Income Fund
For the Year Ended August               2002                2001            2000
31
Advisory Fee Earned                 $407,423            $394,892        $440,117
Advisory Fee Reduction              $208,239            $201,833        $200,207
Administrative Fee                  $101,494             $96,704        $109,123
12b-1 Fee                                                     --              --
Class A Shares                      $223,955                  --             --
Class B Shares                        $7,173                  --             --

------------------------------------------------------------------------------

Mid Cap Equity Fund
For the Year Ended August               2002                 2001           2000
31
Advisory Fee Earned                 $325,694             $253,594       $182,506
Advisory Fee Reduction                    $0              $51,974        $48,668
Brokerage Commissions                $26,410              $30,406        $13,416
Administrative Fee                   $50,000              $50,000        $41,507
12b-1 Fee
Class A Shares                       $99,742                   --             --
Class B Shares                       $26,468                   --             --
Shareholder Services Fee
Class B Shares                        $8,822                   --             --

Total Return Bond Fund
----------------------------------------------------------------------------
For the Year Ended August               2002                2001           2000
31
Advisory Fee Earned                 $418,286            $525,310       $548,348
Advisory Fee Reduction              $179,266            $225,133       $235,006
Administrative Fee                   $66,880             $81,695        $86,332
12b-1 Fee                           $149,388                  --             --

-----------------------------------------------------------------------------

U.S. Government Income Fund
For the Year Ended August               2002                2001            2000
31
Advisory Fee Earned                 $379,613            $375,414        $380,907
Advisory Fee Reduction              $177,153            $175,193        $177,757
Administrative Fee                   $94,641             $90,831         $93,275
12b-1 Fee                           $210,896                  --              --

Cash Reserve Fund
------------------------------------------------------------------------------
For the Year Ended August               2002                 2001           2000
31
Advisory Fee Earned                 $929,548             $966,744       $814,922
Advisory Fee Reduction               $92,119                   --             --
Administrative Fee                  $260,426             $262,951       $224,005
12b-1 Fee
Class A Shares                      $579,310                   --             --
Class B Shares                        $4,972                   --             --
Shareholder Services Fee
Class B Shares                        $1,657                   --             --

-----------------------------------------------------------------------------

U.S. Treasury Money Market Fund
For the Year Ended August               2002                2001            2000
31
Advisory Fee Earned                 $944,700            $940,871        $839,826
Administrative Fee                  $264,302            $255,943        $231,333

     With respect to Capital Appreciation Fund, Louisiana Municipal Income Fund,
Mid Cap Equity Fund,  and Cash Reserve Fund,  fees are  allocated  among classes based on their pro rata share of Fund assets,  except for marketing (Rule 12b-1)
fees and shareholder services fees, which are borne only by the applicable class of Shares.

------------------------------------------------------------------------------


HOW DO THE FUNDS MEASURE PERFORMANCE?


     The Funds  may  advertise  Share  performance  by using the SEC's  standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance  information to be accompanied by non-standard performance information.

     Share  performance  reflects the effect of non-recurring  charges,  such as maximum sales charges,  which, if excluded,  would increase the total return and yield.  The  performance  of Shares  depends upon such  variables as:  portfolio quality;  average portfolio  maturity;  type and value of portfolio  securities;
changes in interest  rates;  changes or  differences in a Fund's or any class of
Shares' expenses; and various other factors.

     Share  performance  (except the Money Market  Funds)  fluctuates on a daily basis  largely  because  net  earnings  and/or the value of  portfolio  holdings fluctuate  daily.  Both net earnings and offering price per Share are factors in the computation of yield and total return.

Average Annual Total Returns and Yield

Capital Appreciation Fund

     Total  returns  for  Class A Shares  and  Class B Shares  are given for the one-year,  five-year,  ten-year and/or Start of Performance periods ended August
31, 2002.

                       1 Year          5 Years  10 Years
Class A Shares
Total Return
Before Taxes           (20.90)%       1.15%     9.97%
After Taxes on         (21.61)%       (0.75)%   7.53%
Distributions
After Taxes on         (11.95)%       (0.86)%   7.62%
Distributions   and
Sale of Shares
                                                Start of Performance
                       1 Year          5 Years   on December 2, 1996
Class B Shares
Total Return
Before Taxes           (22.15)%       1.06%     4.05%
After Taxes on         (22.88)%       (0.85)%   2.33%
Distributions
After Taxes on         (12.64)%        0.84%     3.28%
Distributions   and
Sale of Shares

-------------------------------------------------------------------------

Louisiana Municipal Income Fund

     Total  returns  for  Class A Shares  and  Class B Shares  are given for the one-year,  five-year,  ten-year and/or Start of Performance periods ended August
31, 2002.

     Yield and Tax Equivalent Yield are given for the 30-day period ended August
31, 2002.

                     30-Day
----------------     Period                   5 Years    10
                     1 Year                              Years
Class A Shares
Total Return         N/A
Before Taxes                           2.17% 5.16%       5.88%
After Taxes on                         2.16%             5.76%
Distributions                                5.05%
After Taxes on                         3.06%             5.77%
Distributions and
Sale of Shares                               5.07%
Yield                3.48%             N/A   N/A        N/A
Tax Equivalent       6.28%             N/A   N/A        N/A
Yield
                     30-Day           Start of Performance
                     Period            on November 15, 2001
Class B Shares
Total Return         N/A
Before Taxes                           (1.90)%
After Taxes on                         (1.91)%
Distributions
After Taxes on                          .06%
Distributions and
Sale of Shares                         0
Yield                3.69%             N/A
Tax Equivalent       6.66%             N/A
Yield

-----------------------------------------------------------------------

Mid Cap Equity Fund

     Total  returns  for  Class A Shares  and  Class B Shares  are given for the one-year,  five-year,  ten-year and/or Start of Performance periods ended August
31, 2002.

                         1 Year 5 Years 10 Years
Class A Shares*
Total Return
Before Taxes             (12.40) 7.58%  12.66%
After Taxes on           (12.50) 7.18%  12.45%
Distributions
After Taxes on           (7.55)% 6.29%  11.02%
Distributions and
Sale of Shares

                                       Start of
                         1 Year        Performance
                                       on July 13, 1998
Class B Shares
Total Return
Before Taxes             ((((13.85)%   4.65%
After Taxes on            (((1  97)%
Distributions            (    3.       9.74%
After Taxes on            8.(8  9)%
Distributions and
Sale of Shares           (    .3       3.84%

     * Hibernia  Mid Cap Equity  Fund,  Class A Shares,  is the  successor  to a collective trust fund. The quoted  performance data includes  performance of the collective  trust fund for the  period  from  8/31/90  to 7/12/98  when the Fund commenced operation, as adjusted to reflect the Fund's anticipated expenses. The collective  trust fund was not  registered  under the 1940 Act and therefore was not subject to certain investment  restrictions  imposed by the 1940 Act. If the collective  trust fund had been  registered  under the 1940 Act, the performance may have been adversely affected.

-------------------------------------------------------------------------------

Total Return Bond Fund

     Total  returns  are  given  for  the  one-year,   five-year  and  Start  of
Performance periods ended August 31,2002.

Yield is given for the 30-day period ended August 31, 2002.

                                               Start of
----------------     30-                       Performance
                     Day                       on November
                     Period       1 Year 5     2, 1992
                                         Years
Total Return         N/A
Before Taxes                     2.27%  5.77%  5.92%
After Taxes on                    .17%          .51%
Distributions                    0      3.38%  3
After Taxes on                    .32%          .52%
Distributions and
Sale of Shares                   1      3.41%  3
Yield                3.91%        N/A    N/A   N/A

U.S. Government Income Fund
------------------------------------------------------------------------------

     Total  returns are given for the one-year,  five-year and ten-year  periods ended August 31, 2002.

Yield is given for the 30-day period ended August 31, 2002.

                     30-
----------------     Day
                     Period        1 Year 5 Years10 Years

Total Return         N/A
Before Taxes                       4.15%  6.28%  5.91%
After Taxes on                     2.00%  3.91%  3.34%
Distributions
After Taxes on
Distributions   -----              2.48%  3.82%  3.40%
and Sale of
Shares
Yield                3.87%         N/A    N/A    N/A

-------------------------------------------------------------------------------

Cash Reserve Fund

     Total  returns  for  Class A Shares  and  Class B Shares  are given for the one-year,  five-year,  ten-year and/or Start of Performance periods ended August
31, 2002.

Yield and Effective Yield are given for the 7-day period ended August 31, 2002.

                     7-Day Period   1 Year  5 Years 10 Years
Class A Shares
Total Return         N/A            1.27%   4.01%   3.97%
Yield                1.23%          N/A     N/A     N/A
Effective Yield      1.23%          N/A     N/A     N/A

-------------------------------------------------------------------------------
                                            Start of Performance
                     7-Day Period   1 Year  on September 4, 1998
Class B Shares
Total Return         N/A            (4.66%) 2.41%
Yield                0.98%          N/A     N/A
Effective Yield      0.98%          N/A     N/A

U.S. Treasury Money Market Fund
------------------------------------------------------------------------------

     Total  returns  are  given  for  the  one-year,   five-year  and  Start  of
Performance periods ended August 31, 2002.

Yield and Effective Yield are given for the 7-day period ended August 31, 2002.

                                                    Start of
                     7-Day Period   1 Year  5 Years Performance
                                                     on July 16, 1993
Total Return         N/A            1.38%   4.06%   4.23%
Yield                2.79%          N/A     N/A     N/A
Effective Yield      2.82%          N/A     N/A     N/A
-------------------------------------------------------------------------------

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific  period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average  compounded  rate of return for a given period that would equate a $10,000  initial  investment to the ending  redeemable value of that investment.  The ending redeemable value is computed by  multiplying  the number of Shares owned at the end of the period by the NAV per Share at the end of the  period.  The number of Shares  owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000,  less any  applicable  sales charge,  adjusted over the period  by any  additional  Shares,  assuming  the  annual  reinvestment  of all dividends  and  distributions.  Total  returns  after taxes are  calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

     When Shares of a Fund are in existence  for less than a year,  the Fund may advertise  cumulative total return for that specific period of time, rather than annualizing the total return.

Yield, Effective Yield and Tax-Equivalent Yield

     The yield of the Equity and Income Fund Shares is  calculated  by dividing:
(i) the net  investment  income  per Share  earned by the  Shares  over a 30-day period;  by (ii) the  maximum  offering  price  per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income  generated  during the 30-day  period is assumed to be generated each month over a 12-month period and is reinvested  every six months.
The tax-equivalent yield of Louisiana Municipal Income Fund Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield,  assuming the maximum combined federal and state tax rate. The yield,  effective yield and tax-equivalent yield do not  necessarily  reflect income actually earned by Shares because of certain adjustments  required  by the  SEC  and,  therefore,  may not  correlate  to the dividends or other distributions paid to shareholders.

     The yield of Money  Market  Fund Shares is based upon the seven days ending on the  day of  the  calculation,  called  the  "base  period."  This  yield  is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the  beginning of the base  period,  with the net change  excluding  capital  changes but  including  the value of any  additional
Shares  purchased  with  dividends  earned from the  original  one Share and all dividends  declared on the original and any purchased  Shares;  dividing the net change in the  account's  value by the value of the account at the  beginning of the base period to determine the base period return;  and  multiplying  the base period return by 365/7.

     The  effective   yield  of  Money  Market  Fund  Shares  is  calculated  by
compounding  the  unannualized   base-period   return  by:  adding  one  to  the
base-period  return,  raising the sum to the 365/7th power;  and subtracting one from the result.  The  tax-equivalent  yield of the Louisiana  Municipal  Income
Fund's Shares is calculated  similarly to the yield,  but is adjusted to reflect the taxable  yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

     To the extent investment  professionals and  broker/dealers  charge fees in connection with services  provided in conjunction  with an investment in Shares, the Share performance is lower for shareholders paying those fees.

TAX EQUIVALENCY TABLE

     Set forth below is a sample of a tax-equivalency  table that may be used in advertising and sales literature.  This table is for illustrative  purposes only and is not  representative  of  past  or  future  performance  of the  Louisiana
Municipal Income Fund. The interest earned by the municipal  securities owned by the Fund  generally  remains free from federal  regular  income tax and is often free  from  state  and  local  taxes as  well.  However,  some of the  Louisiana
Municipal Income Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.

TAX EQUIVALENCY TABLE
                             TAXABLE YIELD EQUIVALENT FOR 2002
                                     STATE OF LOUISIANA

------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL         14.00%     21.00%      33.00%     36.00%     41.00%     44.60%
& STATE

------------ ------------------------------------------------------------------
------------ ---------- ---------- --------------------------------------------
JOINT               $0 -  $12,001 -   $46,701-  $112,851-  $171,951-      OVER
RETURN:        $12,000    $46,700    $112,850   $171,950   $307,050   $307,050

------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.58%      0.63%       0.75%      0.78%      0.85%      0.90%

      1.00%      1.16%      1.27%       1.49%      1.56%      1.69%      1.81%

      1.50%      1.74%      1.90%       2.24%      2.34%      2.54%      2.71%

      2.00%      2.33%      2.53%       2.99%      3.13%      3.39%      3.61%

      2.50%      2.91%      3.16%       3.73%      3.91%      4.24%      4.51%

      3.00%      3.49%      3.80%       4.48%      4.69%      5.08%      5.42%

      3.50%      4.07%      4.43%       5.22%      5.47%      5.93%      6.32%

      4.00%      4.65%      5.06%       5.97%      6.25%      6.78%      7.22%

      4.50%      5.23%      5.70%       6.72%      7.03%      7.63%      8.12%

      5.00%      5.81%      6.33%       7.46%      7.81%      8.47%      9.03%

      5.50%      6.40%      6.96%       8.21%      8.59%      9.32%      9.93%

      6.00%      6.98%      7.59%       8.96%      9.38%     10.17%     10.83%

      6.50%      7.56%      8.23%       9.70%     10.16%     11.02%     11.73%

      7.00%      8.14%      8.86%      10.45%     10.94%     11.86%     12.64%

      7.50%      8.72%      9.49%      11.19%     11.72%     12.71%     13.54%

      8.00%      9.30%     10.13%      11.94%     12.50%     13.56%     14.44%

      8.50%      9.88%     10.76%      12.69%     13.28%     14.41%     15.34%

      9.00%     10.47%     11.39%      13.43%     14.06%     15.25%     16.25%

     Note:  The  maximum  marginal  tax  rate  for  each  bracket  was  used  in calculating  the taxable yield  equivalent.  Furthermore,  additional  state and local taxes paid on  comparable  taxable  investments  were not used to increase federal deductions.

TAX EQUIVALENCY TABLE
                             TAXABLE YIELD EQUIVALENT FOR 2002
                                     STATE OF LOUISIANA

------------ ---------- ---------- --------------------------------------------
COMBINED
FEDERAL         12.00%     19.00%      33.00%     36.00%     41.00%     44.60%
& STATE

------------ ------------------------------------------------------------------
------------ ------------------------------------------------------------------
SINGLE              $0 -   $6,001 -   $27,951-   $67,701-  $141,251-      OVER
RETURN:         $6,000    $27,950     $67,700   $141,250   $307,050   $307,050

------------ ------------------------------------------------------------------
------------
TAX-EXEMPT
   YIELD                        TAXABLE YIELD EQUIVALENT

------------ ---------- ---------- --------------------------------------------
------------ ---------- ---------- --------------------------------------------
      0.50%      0.57%      0.62%       0.75%      0.78%      0.85%      0.90%

      1.00%      1.14%      1.23%       1.49%      1.56%      1.69%      1.81%

      1.50%      1.70%      1.85%       2.24%      2.34%      2.54%      2.71%

      2.00%      2.27%      2.47%       2.99%      3.13%      3.39%      3.61%

      2.50%      2.84%      3.09%       3.73%      3.91%      4.24%      4.51%

      3.00%      3.41%      3.70%       4.48%      4.69%      5.08%      5.42%

      3.50%      3.98%      4.32%       5.22%      5.47%      5.93%      6.32%

      4.00%      4.55%      4.94%       5.97%      6.25%      6.78%      7.22%

      4.50%      5.11%      5.56%       6.72%      7.03%      7.63%      8.12%

      5.00%      5.68%      6.17%       7.46%      7.81%      8.47%      9.03%

      5.50%      6.25%      6.79%       8.21%      8.59%      9.32%      9.93%

      6.00%      6.82%      7.41%       8.96%      9.38%     10.17%     10.83%

      6.50%      7.39%      8.02%       9.70%     10.16%     11.02%     11.73%

      7.00%      7.95%      8.64%      10.45%     10.94%     11.86%     12.64%

      7.50%      8.52%      9.26%      11.19%     11.72%     12.71%     13.54%

      8.00%      9.09%      9.88%      11.94%     12.50%     13.56%     14.44%

      8.50%      9.66%     10.49%      12.69%     13.28%     14.41%     15.34%

      9.00%     10.23%     11.11%      13.43%     14.06%     15.25%     16.25%

Note:  The maximum marginal tax rate for each bracket was used in calculating the
taxable yield equivalent.   Furthermore, additional state and local taxes paid on
     comparable   taxable   investments   were  not  used  to  increase  federal
deductions.
PERFORMANCE COMPARISONS

Advertising and sales literature may include:

o    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

o    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

o    discussions  of economic,  financial and political  developments  and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

o    information  about  the  mutual  fund  industry  from  sources  such as the
     Investment Company Institute.

     A Fund  may  compare  its  performance,  or  performance  for the  types of securities  in which it invests,  to a variety of other  investments,  including federally insured bank products such as bank savings  accounts,  certificates of deposit, and Treasury bills.

     A Fund may quote  information  from reliable sources  regarding  individual countries  and regions,  world stock  exchanges,  and  economic and  demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance.  When comparing performance,  you should consider all relevant  factors such as the composition of the index used,  prevailing  market conditions,  portfolio  compositions  of other funds,  and methods used to value portfolio  securities and compute  offering  price.  The financial  publications and/or indices which a Fund uses in advertising may include:

o    Lipper,  Inc., ranks funds in various fund categories by making comparative calculations  using total return.  Total return assumes the reinvestment of all income dividends and capital gains distributions,  if any. From time to time,  the Money Market  Funds will quote the Lipper  ranking in the "money market instruments funds" category in advertising and sales literature.

o    Bank Rate Monitor  National  Index,  Miami Beach,  Florida,  is a financial reporting  service which publishes  weekly average rates of 50 leading bank and thrift  institution money market deposit accounts.  The rates published in the index are  averages of the  personal  account  rates  offered on the
     Wednesday  prior to the date of publication by ten of the largest banks and thrifts  in each of the  five  largest  Standard  Metropolitan  Statistical
     Areas.  Account minimums range upward from $2,500 in each institution,  and compounding methods vary. If more than one rate is offered, the lowest rate is  used.  Rates  are  subject  to  change  at any  time  specified  by the institution.

o    Dow Jones Industrial  Average ("DJIA")  represents share prices of selected
     blue-chip   industrial   corporations   as  well  as  public   utility  and
     transportation  companies.  The DJIA indicates daily changes in the average price of stocks in any of its  categories.  It also reports total sales for each group of  industries.  Because it represents the top  corporations  of
     America,  the DJIA  index is a  leading  economic  indicator  for the stock market as a whole.

o    Standards  &  Poor's  Daily Stock Price Index of 500 Common  Stocks,  a
     composite index of common stocks in industry, transportation, and financial and  public  utility  companies,  compares  total  returns  of funds  whose portfolios  are invested  primarily  in common  stocks.  In  addition,  the
     Standard &  Poor's index assumes  reinvestment of all dividends paid by stock listed on the index. Taxes due on any of these  distributions are not included,  nor are brokerage or other fees calculated in the Standard &
     Poor's figures.

o    Standards & Poor's 400 Mid Cap Index is a capitalization weighted index of common stocks  representing all major industries in the mid range of the
     U.S. stock market.

o    Lehman  Brothers   Government/Corporate   Total  Index  is  compromised  of
     approximately  5,000 issues which include:  non-convertible  bonds publicly issued by the U.S.  government or its agencies;  corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities,  and finance.  The average maturity of these bonds  approximates nine years.  Tracked by Lehman  Brothers,  Inc., the index calculates total returns for one-month,  three-months,  twelve months,  and ten-year periods and year-to-date.

     Lehman  Brothers  10-Year  State  General  Obligations  Bond  Index  is  an
unmanaged index comprised of state general  obligation debt issues with maturity ranges between 9 and 11 years.

o    Salomon  Brothers  AAA-AA  Corporate  Index  calculates  total  returns  of approximately  775 issues  which  include  long-term,  high grade  domestic corporate  taxable bonds,  rated AAA-AA with  maturities of twelve years or more and companies in industry, public utilities, and finance.

o    Salomon  Brothers Broad  Investment Grade Bond Index is an unmanaged market value weighted index composed of over 4,000 individually  priced securities with a quality rating of at least BBB. Each issue has a minimum maturity of one year with an outstanding par amount of at least $25 million.

o    Merrill Lynch Corporate & Government Master Index is an unmanaged index comprised  of  approximately  4,821  issues which  include  corporate  debt obligations  rated  BBB or  better  and  publicly  issued,  non-convertible domestic debt of the U.S.  government or any agency thereof.  These quality parameters  are based on  composite  of rating  assigned by Standard  &
     Poor's and Moody's Investors  Service.  Only notes and bonds with a minimum maturity of one year are included.

o    Merrill Lynch  Corporate  Master Index is an unmanaged  index  comprised of approximately  4,356 corporate debt obligations rated BBB or better.  These quality  parameters are based on composites of ratings assigned by Standard
     &  Poor's  and  Moody's  Investors  Service.  Only bonds with a minimum maturity of one year are included.

o    Salomon Brothers Broad  Investment-Grade  ("Big") Bond Index is designed to provide the investment-grade bond manager with an all-inclusive universe of institutionally  traded  U.S.  Treasury,  agency,  mortgage  and  corporate securities  which  can be used as a  benchmark.  The BIG  Index  is  market capitalization-weighted  and  includes all fixed rate bonds with a maturity of one year or longer and a minimum of  $50-million  amount  outstanding at entry ($200  million for  mortgage  coupons)  and remain in the index until their amount falls below $25 million.

o    Morningstar,  Inc., an independent rating service , is the publisher of the bi-weekly  Mutual Funds  Values.  Mutual Funds Values rates more than 1,000
     NASDAQ-listed  mutual funds of all types,  according to their risk-adjusted returns.  The maximum  rating is five stars,  and ratings are effective for two weeks.

FINANCIAL INFORMATION

     The Financial Statements for the Funds for the fiscal year ended August 31,
2002,  are  incorporated  herein by reference to the combined  Annual  Report to
Shareholders of Capital  Appreciation Fund, Louisiana Municipal Income Fund, Mid
Cap Equity  Fund,  Total Return Bond Fund,  U.S.  Government  Income Fund,  Cash
Reserve Fund and U.S. Treasury Money Market Fund dated August 31, 2002.

INVESTMENT RATINGS

Standard & Poor's Municipal Bond Rating Definitions

     AAA - Debt rated AAA has the highest  rating  assigned  by  Standard  &
Poor's  (S&P).  Capacity to pay  interest  and repay  principal is extremely strong.

     AA - Debt rated AA has a very  strong  capacity to pay  interest  and repay principal and differs from the higher rated issues only in small degree.

     A - Debt rated A has a strong  capacity to pay interest and repay principal although it is somewhat  more  susceptible  to the adverse  effect of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is  regarded  as having an  adequate  capacity  to pay interest and repay principal.  Whereas it normally exhibits adequate  protection parameters,  adverse  economic  conditions  or changing  circumstances  are more likely to lead to a weakened  capacity to pay interest and repay  principal  for debt in this category than in higher rated categories.

     BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded,  on balance,  as predominantly  speculative  with  respect to capacity to pay  interest and repay principal in  accordance  with the terms of the  obligation.  BB  indicates  the lowest degree of  speculation  and CC the highest degree of  speculation.  While such debt will likely have some quality and  protective  characteristics,  these are  outweighed  by large  uncertainties  of major  risk  exposures  to  adverse conditions.

     C - The rating C is reserved for income bonds on which no interest is being paid.

     D - Debt rated D is in default,  and payments of interest and/or  repayment of principal is in arrears.

Standard & Poor's Short-Term Municipal Obligation Ratings

     A S&P note rating  reflects the  liquidity  concerns and market  access risks unique to notes.

     SP-1--Very  strong or strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

     S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature.  The first rating (long-term rating)  addresses  the  likelihood  of repayment of principal and interest when
due,  and  the  second   rating   (short-term   rating)   describes  the  demand
characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings

     An  S&P  commercial  paper  rating  is  a  current  assessment  of  the likelihood of timely payment of debt having an original maturity of no more than
365 days.

     A-1--This  highest  category  indicates that the degree of safety regarding timely payment is strong.  Those issues  determined to possess  extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity  for  timely  payment  on  issues  with this  designation  is satisfactory.  However,  the  relative  degree  of  safety is not as high as for issues designated A-1.

Long-Term Debt Ratings

     AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt  rated AA has a very  strong  capacity to pay  interest  and repay principal and differs from the highest-rated issues only in small degree.

     A--Debt rated A has a strong  capacity to pay interest and repay  principal although it is somewhat more  susceptible  to the adverse  effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Moody's Investors Service, Municipal Bond Rating Definitions

     Aaa - Bonds which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are generally  referred to as
"gilt edge." Interest  payments are protected by a large or by an  exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds  which are  rated Aa are  judged  to be of high  quality  by all standards. Together with the Aaa group, they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many  favorable  investment  attributes and are to be  considered  as upper medium  grade  obligations.  Factors  giving security to principal and interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations,
i.e., they are neither highly  protected nor poorly secured.  Interest  payments and principal  security appear  adequate for the present but certain  protective elements may be lacking or may be  characteristically  unreliable over any great length of time. Such bonds lack outstanding  investment  characteristics  and in fact have speculative characteristics as well.

     Ba - Bonds  which are Ba are  judged to have  speculative  elements;  their future cannot be considered  as well assured.  Often the  protection of interest and  principal  payments may be very  moderate and thereby not well  safeguarded during  both  good  and bad  times  over the  future.  Uncertainty  of  position characterizes bonds in this class.

     B - Bonds which are rated B generally lack characteristics of the desirable investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present  elements of danger with respect to principal or interest.

     Ca - Bonds which are rated Ca represent  obligations  which are speculative in a high  degree.  Such  issues  are  often in  default  of have  other  marked shortcomings.

     C - Bonds which are rated C are the lowest  rated class of bonds and issues so rated can be regarded as having  extremely  poor  prospects of ever attaining any real investment standing.

Moody's Investors Service, Short-Term Municipal Obligation Ratings

     Moody's Investor Service,  Inc. (Moody's) short-term ratings are designated
Moody's  Investment Grade (MIG or VMIG).  (See below.) The purpose of the MIG or
VMIG ratings is to provide  investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

     MIG1--This  designation  denotes  best  quality.  There is  present  strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

     MIG2--This  designation  denotes high quality.  Margins of  protection  are ample although not so large as in the preceding group.

Moody's Investors Service,  Short-Term Debt Rating Definitions

     Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term  promissory  obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well established industries.

     - High rates of return on funds employed.

     - Conservative  capitalization structure with moderate reliance on debt and ample asset protection.

     - Broad  margins in earning  coverage of fixed  financial  charges and high internal cash generation.

     -  Well-established  access to a range of  financial  markets  and  assured sources of alternate liquidity

     Prime-2 - Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term  promissory  obligations.  This will normally be  evidenced  by many of the  characteristics  cited  above,  but to a lesser degree.  Earnings trends and coverage ratios,  while sound,  will be more subject to variation.  Capitalization characteristics,  while still appropriate, may be more  affected by  external  conditions.  Ample  alternate  liquidity  is maintained.

     Prime-3 - Issuers rated Prime-3 (or related  supporting  institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry  characteristics  and market  compositions  may be more  pronounced.
Variability in earnings and  profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage.
Adequate alternate liquidity is maintained.

     Not  Prime-  Issuers  rated Not Prime do not fall  within  any of the Prime rating categories.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings

     Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such  characteristics as payment upon periodic demand  rather  than  fixed  maturity  dates and  payment  relying  on  external liquidity.  In this case,  two  ratings  are  usually  assigned,  (for  example,
Aaa/VMIG-1);  the  first  representing  an  evaluation  of the  degree  of  risk associated  with  scheduled  principal  and  interest  payments,  and the second representing  an  evaluation  of the degree of risk  associated  with the demand feature.  The VMIG  rating can be assigned a 1 or 2  designation  using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

     P-1--Issuers  rated  Prime-1 (or related  supporting  institutions)  have a superior capacity for repayment of short-term  promissory  obligations.  Prime-1 repayment capacity will normally be evidenced by the following  characteristics:
leading market positions in well established industries, high rates of return on funds employed,  conservative capitalization structure with moderate reliance on debt and ample  asset  protection,  broad  margins in earning  coverage of fixed financial charges and high internal cash generation,  well-established access to a range of financial markets and assured sources of alternate liquidity.

     P-2--Issuers  rated  Prime-2 (or related  supporting  institutions)  have a strong capacity for repayment of short-term  promissory  obligations.  This will normally be  evidenced  by many of the  characteristics  cited  above,  but to a lesser degree.  Earnings trends and coverage ratios,  while sound,  will be more subject to variation.  Capitalization characteristics,  while still appropriate, may be more  affected by  external  conditions.  Ample  alternate  liquidity  is maintained.

Long-Term Debt Ratings

     Aaa--Bonds  which are rated Aaa are judged to be of the best quality.  They carry the smallest  degree of investment  risk and are generally  referred to as
"gilt edged." Interest  payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds  which  are  rated Aa are  judged  to be of high  quality  by all standards.  Together with the Aaa group,  they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements  may be of greater  amplitude  or there may be other  elements  present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations.  Factors giving security to principal  and interest are  considered  adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     NR--Indicates  that both the bonds and the obligor or credit  enhancer  are
not   currently   rated  by  S&P  or  Moody's  with  respect  to  short-term indebtedness.  However, management considers them to be of comparable quality to securities rated A-1 or P-1.

     NR(1)--The underlying  issuer/obligor/guarantor  has other outstanding debt rated AAA by S&P or Aaa by Moody's.

     NR(2)--The underlying  issuer/obligor/guarantor  has other outstanding debt rated AA by S&P or Aa by Moody's.

     NR(3)--The underlying  issuer/obligor/guarantor  has other outstanding debt rated A by S&P or Moody's.

Fitch RATINGS Short-Term Debt Rating Definitions

     F-1+--Exceptionally  Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1--Very  Strong Credit  Quality.  Issues  assigned this rating reflect an assurance  for timely  payment,  only  slightly less in degree than issues rated
F-1+.

     F-2--Good  Credit Quality.  Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Fitch RATINGS Long-Term Debt Rating Definitions

     AAA--Bonds  considered  to be  investment  grade and of the highest  credit quality.  The obligor has an  exceptionally  strong  ability to pay interest and repay  principal,  which is unlikely to be  affected by  reasonably  foreseeable events.

     AA--Bonds  considered  to be  investment  grade  and of  very  high  credit quality.  The  obligor's  ability to pay  interest  and repay  principal is very strong,  although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality.  The obligor's  ability to pay  interest  and repay  principal  is  considered  to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds  considered to be investment  grade and of  satisfactory  credit quality. The obligor's ability to pay interest and repay principal is considered to be  adequate.  Adverse  changes in  economic  conditions  and  circumstances, however,  are more likely to have adverse  impact on these bonds,  and therefore impair timely payment.  The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay  principal  may be  affected  over time by adverse  economic  changes.
However,  business and  financial  alternatives  can be  identified  which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly  speculative.  While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal  and  interest  reflects the  obligor's  limited  margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds  have  certain  identifiable   characteristics   which,  if  not
remedied,  may lead to  default.  The  ability to meet  obligations  requires an advantageous business and economic environment.

     CC--Bonds are minimally  protected.  Default in payment of interest  and/or principal seems probable over time.

     C--Bonds are imminent default in payment of interest or principal.

Moody's Investors Service, Commercial Paper Ratings

     Prime-1--Issuers rated Prime-1 (or related supporting  institutions) have a superior capacity for repayment of short-term  promissory  obligations.  Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o    Leading market positions in well-established industries;

o    High rates of return on funds employed;

o    Conservative  capitalization  structure with moderate  reliance on debt and ample asset protection;

o    Broad  margins in earning  coverage  of fixed  financial  charges  and high internal cash generation; and

o    Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Prime-2--Issuers rated Prime-2 (or related supporting  institutions) have a strong capacity for repayment of short-term  promissory  obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.  Earnings trends and coverage ratios,  while sound, will be more subject to variation.  Capitalization  characteristics,  while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor's Commercial Paper Ratings

     A-1--This  designation indicates that the degree of safety regarding timely payment is strong.  Those issues  determined to possess  extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity  for  timely  payment  on  issues  with this  designation  is satisfactory.  However,  the  relative  degree  of  safety is not as high as for issues designated A-1.

Fitch RATINGS Commercial Paper Rating Definitions

     FITCH-1--(Highest  Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

Hibernia Capital Appreciation Fund - Class A Shares and Class B Shares

Hibernia Louisiana Municipal Income Fund - Class A Shares and Class B Shares

Hibernia Mid Cap Equity Fund - Class A Shares and Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund - Class A Shares and Class B Shares

Hibernia U.S. Treasury Money Market Fund

(Portfolios of Hibernia Funds)

5800 Corporate Drive
Pittsburgh, PA 15237-7010

Distributor
Edgewood Services, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Hibernia Asset Management
Attention: Hibernia Funds
P.O. Box 61540
New Orleans, LA 70161


Custodian
Hibernia National Bank
Attention: Hibernia Funds
P.O. Box 61540
New Orleans, LA 70161

Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Independent Auditors
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.    OTHER INFORMATION.

Item 23.    Exhibits:
                   (a)  (i)    Conformed copy of Declaration of Trust of the Registrant; (5)
                        (ii)  Conformed copy of Amendment No. 7 of Articles Supplementary; (11)
                        (iii) Conformed copies of Amendments Nos. 8-10 of Declaration of Trust of the Registrant; +
                   (b)  (i)   Copy of By-Laws of the Registrant; (1)
                        (ii)   Copy of Amendment #1 to the By-Laws of the Registrant;(12)
                   (c)  (i)   Copy of Specimen Certificate for Shares of Beneficial
                        Interest of the Registrant; (3)
                        (ii)  Copy of Specimen Certificates for Shares of Beneficial Interest of
                        the Registrant;(5)
                   (d)  (i)    Conformed copy of Investment Advisory Contract up to and
                        including Exhibit H; (11)
                        (ii)   Conformed copy of Exhibit G to Investment Advisory Contract; (11)
                        (iii)  Conformed copy of Amendment to Investment Advisory Contract between Hibernia National Bank and Hibernia Funds; (14)
                   (e)  (i)    Conformed copy of Administrative Support and Distributor's
                        Contract of the Registrant; (14)
                        (ii)   Amendments No. 1,2,3, and 5 to Exhibit A to Administrative
                        Support and Distributor's Contract of the Registrant; (14)
                        (iii)  Exhibit B to Administrative Support and Distributor's Contract of
                        the Registrant; (10)
                        Amendment #2 to Exhibit B; (14)
                        (iv)   Conformed copy of Mutual Funds Sales and Service Agreement among
                        Federated Securities Corp., Federated Shareholder Services and Hibernia
                        Investment Securities, Inc.; (11)
                        (v)    Conformed copy of Mutual Funds Sales and Service Agreement among
                        Federated Securities Corp., Federated Shareholder Services and Hibernia
                        National Bank; (14)
                        (vi)  Amendment No. 1 to Exhibit B to the Administrative Support and Distributor's Contract
                        of the Registrant; (11)
                        (vii) Form of Distributor's Contract of the Registrant; +
                        (viii) Conformed copy of Administrative Services Agreement of the
                        Registrant; (5)
                        (ix) Conformed copy of Assignment of Administrative Services Agreement of the Registrant to Federated Administrative Services; (5)
                   (f)  Not applicable;
                   (g)  (i)   Conformed copy of Custodian Agreement of the Registrant; (6)
                        (ii)  Copy of Schedule A to Custodian Contract;(8)
                        (iii) Conformed copy of Sub-Transfer Agency Agreement; (14)
                        (iv)  Amendment to Custodian Contract between Hibernia Funds and Hibernia National Bank; (14)
                        (v)    Conformed copy of Agreement for Fund Accounting Services,
                        Administrative Services and Transfer Agency Services; (14)
                        (vi)  Amendment #1 to Exhibit 1 to the Agreement for Fund Accounting Services,
                         Administrative Services and Transfer Agency Services; (14)
                  (h)   (i)    Conformed copy of Agreement for Fund Accounting, Shareholder
                        Recordkeeping, and Custody Services Procurement; (6)
                        (ii)   Exhibit 1 to the Agreement for Fund Accounting, Shareholder
                        Recordkeeping, and Custody Services Procurement; (10)
                  (i)   Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered;(7)
                  (j)   (i)    Conformed copy of Opinion and Consent of Special Counsel; (7)
                        (ii)   Conformed copy of Consent of Independent Auditors; +
                  (k)   Not applicable;
                  (l)   Conformed copy of Initial Capital Understanding; (7);
                  (m)   (i)    Conformed copy of Present Distribution Plan; (5)
                        (ii)   Form of Rule 12b-1 Agreement;(10)
                        (iii) Amendments No. 1-4 to Exhibit A of the Distribution Plan; (10)
                        (iv)  Amendment No. 5 to Exhibit A to the Distribution Plan; (14)
                        (iv)   Copy of Sales Agreement with Federated Securities Corp.; (3)
                        (v)    Conformed copy of Shareholder Services Agreement; (7)
                        (vi)   Conformed copy of Shareholder Services Agreement through and
                               Exhibit A, for Class B Shares of Capital Appreciation Fund; (8)
(vii) Exhibit B Shareholder Services Agreement for Class B Shares of Cash Reserve Fund and
                              Mid-Cap Equity Fund; (10)
(viii)       Exhibit C Shareholder Services Agreement for Class B Shares of Hibernia
                              Louisiana Municipal Income Fund; (14)
                  (n)   (i)    Conformed copy of Multiple Class
                               Plan of the Registrant; (7)
                        (ii)   Conformed copy of Exhibit B to the
                               Multiple Class Plan; (11)
                       (iii)   Conformed copy of Exhibit C to the Multiple Class Plan; (14)
(o)      (i)       Conformed copy of Power of Attorney; (14)
                        (ii)   Conformed copy of Power of Attorney of President and
                        Treasurer of the Hibernia Funds; +
                  (p)   (i)    Copy of Code Of Ethics of Hibernia National
                               Bank; (13)
(ii)  Copy of Code of Ethics of Hibernia Funds; (13)
(iii) Copy of Code of Ethics of Federated Investors, Inc., parent company of Edgewood
                               Services, Inc., Distributor of the Registrant; +

Item 25.    Indemnification:  (1)

-------------------------------------------------------------------------------
+     All exhibits have been filed electronically.

1.   Response  is  incorporated   by  reference  to  Registrant's   Registration
     Statement  on Form N-1A  filed  April 15,  1988.  (File Nos.  33-21321  and
     811-5536)

3.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 1 on Form N-1A filed April 27, 1989. (File Nos.  33-21321 and
     811-5536)

5.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 11 filed October 28, 1993. (File Nos. 33-21321 and 811-5536)

6.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 12 filed December 28, 1994. (File Nos. 33-21321 and 811-5536)

7.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 15 filed October 28, 1996. (File Nos. 33-21321 and 811-5536)

8.   Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 17 filed October 22, 1997. (File Nos. 33-21321 and 811-5536)

10.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 20 filed March 25, 1998. (File Nos. 33-21321 and 811- 5536)

11.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 22 filed October 27, 1998. (File Nos. 33-21321 and 811-5536)

12.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 23 filed October 29, 1999. (File Nos. 33-21321 and 811-5536)

14.  Response  is  incorporated  by  reference  to  Registrant's  Post-Effective
     Amendment No. 26 filed October 30, 2001. (File Nos. 33-21321 and 811-5536)

Item 26.    Business and Other Connections of Investment Adviser:

            A.   Investment Adviser

     Hibernia  National  Bank is a  national  bank with its  principal  place of business at 313  Carondelet  Street,  New  Orleans,  Louisiana  70130.  Hibernia
National Bank, a national bank  organized in 1933, is a wholly-owned  subsidiary of  Hibernia  Corporation  ("Hibernia"),  a Louisiana  Corporation.  Through its
subsidiaries and affiliates,  Hibernia offers a full range of financial services to the public including commercial and consumer lending and depository services,
cash  management,  retail  banking,  mortgage  banking,  brokerage,   investment
counseling, international banking, trust services, life and health insurance and property  and  casualty  insurance.  Hibernia  is the  largest  publicly  traded national banking company head-quartered in Louisiana,  Texas, Oklahoma, Arkansas or Mississippi.  Hibernia is a $16.4-billion-asset organization with 259 banking locations  in 34  Louisiana  parishes,  16  Texas  counties,  and 2  Mississippi counties.  It is either  first,  second or third in deposit  market  share in 31
Louisiana  parishes  and  six  Texas  counties.   Hibernia's  Louisiana  markets
represent  approximately 80% of the state's  population and 84% of its deposits.
Its statewide Louisiana deposit share would be 21%. As of December 31, 1998, the
Trust  Group had $9  billion  under  administration  of which it had  investment discretion over $4 billion.  The executive officers and directors of the Adviser and any other  business,  profession,  vocation or  employment  of a substantial nature in which each such officer and director is or has been engaged during the past two years is set forth below.  Unless  otherwise noted, the position listed under Other  Business,  Profession,  Vocation  or  Employment  is with  Hibernia
National Bank.

                                                         Other Substantial
                                Position with            Business, Profession,
        Name                    the Adviser              Vocation, Employment

Robert H. Boh                   Chairman and Director
                                Hibernia Corporation and
                                Hibernia National Bank

E.R. Campbell                   Vice Chairman and Director -
                                Hibernia Corporation and Hibernia
                                National Bank;

K. Kirk Domingos III            Senior Executive Vice President

Marsha M. Gassan                Senior Executive Vice President and Chief Financial Officer

J. Herbert Boydstun             President, Chief
                                Executive Officer,
                                and Director

Russell S. Hoadley              Executive Vice President

Randall E. Howard               Chairman, Southeast
                                Louisiana Region

Ron E. Samford, Jr.             Executive Vice President
                                and Controller

Richard G. Wright               Senior Executive Vice President and Chief Credit Officer

Directors

Robert H. Boh              Robert T. Holleman        William C. O'Malley
J. Herbert Boydstun        Elton R. King             Robert T. Ratcliff
E. R. Campbell             Sidney W. Lassen          Janee M. Tucker
Dr. James R. Peltier       Donald J. Nalty           Randall E. Howard
Ray B. Nesbit
Richard W. Freeman, Jr.
Paul Candies
Dick H. Hearin

Item 27.    Principal Underwriters:

(a)  Edgewood Services, Inc. the Distributor for shares of the Registrant,  acts as principal  underwriter for the following open-end investment  companies, including the Registrant: Banknorth Funds, Excelsior Funds, Inc., Excelsior
     Institutional Trust, Excelsior Tax-Exempt Funds, Inc., Golden Oak Family of
     Funds, The Huntington Funds, Huntington VA Funds, The Riverfront Funds, and
     WesMark Funds.

(b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 Business Address                With Distributor             With Registrant
Lawrence Caracciolo           Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Arthur L. Cherry              Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

J. Christopher Donahue        Director,                           --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Thomas R. Donahue             Director and Executive              --
5800 Corporate Drive          Vice President,
Pittsburgh, PA 15237-7002    Edgewood Services, Inc.

Peter J. Germain              President,                          President
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Charles L. Davis, Jr.         Vice President,
5800 Corporate Drive          Edgewood Services, Inc.             --
Pittsburgh, PA 15237-7002

Christine Johnston            Vice President,                     --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Maureen O'Hara-McCue          Assistant Vice President            --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Denis McAuley, III            Treasurer,                          --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Timothy S. Johnson            Secretary,                          Secretary
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

Victor R. Siclari             Assistant Secretary,                --
5800 Corporate Drive          Edgewood Services, Inc.
Pittsburgh, PA 15237-7002

            (c)  Not applicable

Item 28.    Location of Accounts and Records:

     All accounts and records  required to be maintained by Section 31(a) of the
Investment  Company  Act of 1940  and  Rules  31a-1  through  31a-3  promulgated thereunder are maintained at one of the following locations:

Registrant                                5800 Corporate Drive
                                          Pittsburgh, PA  15237-7010

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent, Dividend                Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Administrative                  Federated Investors Tower
Services                                  1001 Liberty Avenue
("Administrator")                         Pittsburgh, PA 15222-3779

Hibernia National Bank                    313 Carondelet Street
("Adviser")                               New Orleans, LA  70130

Hibernia National Bank                    313 Carondelet Street
("Custodian")                             New Orleans, LA  70130

Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c)
of the 1940 Act with  respect to the  removal  of  Trustees  and the  calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant  to  the  requirements  of the  Securities  Act of  1933  and  the
Investment Company Act of 1940, the Registrant,  HIBERNIA FUNDS,  certifies that it meets all of the  requirements  for  effectiveness  of this  Amendment to its
Registration  Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its  behalf  by  the  undersigned,  thereto  duly  authorized,  in the  City  of
Pittsburgh and Commonwealth of Pennsylvania, on the 27th day of December, 2002.

                                       HIBERNIA FUNDS

                  BY: /s/ Timothy S. Johnson
                  Timothy S. Johnson, Secretary
                  Attorney in Fact for Peter Germain
December 27, 2002

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its
Registration Statement has been signed below by the following person in the capacity and on the date indicated:

    NAME                            TITLE                   DATE

By: /s/Timothy S. Johnson         Attorney In Fact          December 27, 2002
SECRETARY                         For the Persons
                                  Listed Below

    NAME                            TITLE

Peter Germain*                    President (Principal Executive Officer)

Richard J. Thomas*                Treasurer (Principal Financial Officer)

Edward C. Gonzales*               Trustee

Joe N. Averett, Jr.*              Trustee

Robert L. diBenedetto, M.D.*      Trustee

Arthur Rhew Dooley, Jr.*          Trustee

Teri G. Fontenot*                 Trustee

J. Gordon Reische*                Trustee

* By Power of Attorney